Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Waterstone Financial, Inc.
Entity Central Index Key	0001569994
Trading Symbol	wsbf
Entity Filer Category	Accelerated Filer
Document Type	S-1/A
Document Period End Date	Mar 31, 2013
Amendment Flag	true
Amendment Description	PRE-EFFECTIVE AMENDMENT NO. 2 TO THE FORM S-1

Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash	$ 54,652	$ 37,129	$ 72,336
Federal funds sold	9,209	28,576	8,044
Interest-earning deposits in other financial institutions and other short term investments	253	5,764	0
Cash and cash equivalents	64,114	71,469	80,380
Securities available for sale (at fair value)	220,471	205,017	206,519
Securities held to maturity (at amortized cost) fair value of $2,542 in 2011		0	2,648
Loans held for sale (at fair value)	104,168	133,613	88,283
Loans receivable	1,124,937	1,133,672	1,216,664
Less: Allowance for loan losses	29,298	31,043	32,430
Loans receivable, net	1,095,639	1,102,629	1,184,234
Office properties and equipment, net	26,844	26,935	27,356
Federal Home Loan Bank stock (at cost)	20,193	20,193	21,653
Cash surrender value of life insurance	38,201	38,061	36,749
Real estate owned	30,799	35,974	56,670
Prepaid expenses and other assets	28,325	27,185	8,359
Total assets	1,628,754	1,661,076	1,712,851
Liabilities:
Demand deposits	86,948	84,140	68,457
Money market and savings deposits	115,578	118,453	104,102
Time deposits	712,393	736,920	878,733
Total deposits	914,919	939,513	1,051,292
Short-term borrowings	45,324	45,888	27,138
Long-term borrowings	434,000	434,000	434,000
Advance payments by borrowers for taxes	7,346	1,672	942
Other liabilities	20,060	37,369	33,107
Total liabilities	1,421,649	1,458,442	1,546,479
Shareholders' equity:
Preferred stock (par value $.01 per share) Authorized - 20,000,000 shares, no shares issued	0	0	0
Common stock (par value $.01 per share) Authorized - 200,000,000 shares in 2013, 2012 and 2011 Issued - 34,072,909 in 2013 and 2012 and 33,974,450 in 2011 Outstanding - 31,348,556 in 2013 and 2012 and 31,250,097 in 2011	341	341	340
Additional paid-in capital	110,458	110,490	110,894
Retained earnings	141,112	136,487	101,573
Unearned ESOP shares	(1,494)	(1,708)	(2,562)
Accumulated other comprehensive income, net of taxes	1,949	2,285	1,388
Treasury shares (2,724,353 shares), at cost	(45,261)	(45,261)	(45,261)
Total shareholders' equity	207,105	202,634	166,372
Total liabilities and shareholders' equity	$ 1,628,754	$ 1,661,076	$ 1,712,851

Consolidated Statements of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Securities held to maturity		$ 0	$ 2,542
Shareholders' equity:
Preferred stock - par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock - shares authorized (in shares)	20,000,000	20,000,000	20,000,000
Preferred stock - shares issued (in shares)	0	0	0
Common stock - par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock - shares authorized (in shares)	200,000,000	200,000,000	200,000,000
Common stock - shares issued (in shares)	34,072,909	34,072,909	33,974,450
Common stock - shares outstanding (in shares)	31,348,556	31,348,556	31,250,097
Treasury shares (in shares)	2,724,353	2,724,353	2,724,353

Consolidated Statements of Income (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Loans	$ 15,213	$ 16,572	$ 64,317	$ 72,269	$ 81,161
Mortgage-related securities	437	863	3,278	3,822	5,360
Debt securities, federal funds sold and short-term investments	536	707	2,251	3,261	3,412
Total interest income	16,186	18,142	69,846	79,352	89,933
Interest expense:
Deposits	1,466	3,204	9,477	15,289	20,989
Borrowings	4,574	4,512	18,424	17,547	19,280
Total interest expense	6,040	7,716	27,901	32,836	40,269
Net interest income	10,146	10,426	41,945	46,516	49,664
Provision for loan losses	1,760	3,675	8,300	22,077	25,832
Net interest income after provision for loan losses	8,386	6,751	33,645	24,439	23,832
Noninterest income:
Service charges on loans and deposits	365	249	1,331	1,078	1,093
Increase in cash surrender value of life insurance	140	145	1,071	1,124	1,138
Total other-than-temporary investment losses	0	(901)	(190)	(1,479)	0
Portion of (gain) loss recognized in other comprehensive income (before income taxes)	0	897	(23)	1,023	0
Net impairment losses recognized in earnings	0	(4)	(213)	(456)	0
Mortgage banking income	21,988	14,201	87,375	39,845	35,465
(Loss) gain on sale of available for sale securities	(9)	241	522	53	55
Other	549	170	1,117	1,585	1,242
Total noninterest income	23,033	15,002	91,203	43,229	38,993
Noninterest expenses:
Compensation, payroll taxes, and other employee benefits	16,482	10,637	63,507	39,159	36,323
Occupancy, office furniture, and equipment	1,916	1,721	6,968	6,488	5,762
Advertising	824	555	2,647	1,568	1,259
Data processing	477	392	1,523	1,400	1,372
Communications	408	296	1,277	968	902
Professional fees	405	426	2,109	1,648	1,689
Real estate owned	141	1,435	8,746	12,140	6,583
FDIC insurance premiums	673	941	3,390	3,814	4,353
Other	2,545	3,112	11,971	7,394	6,384
Total noninterest expenses	23,871	19,515	102,138	74,579	64,627
Income (loss) before income taxes	7,548	2,238	22,710	(6,911)	(1,802)
Income tax expense (benefit)	2,923	30	(12,204)	562	52
Net income (loss)	$ 4,625	$ 2,208	$ 34,914	$ (7,473)	$ (1,854)
Income (loss) per share:
Basic (in dollars per share)	$ 0.15	$ 0.07	$ 1.12	$ (0.24)	$ (0.06)
Diluted (in dollars per share)	$ 0.15	$ 0.07	$ 1.12	$ (0.24)	$ (0.06)
Weighted average shares outstanding:
Basic (in shares)	31,123,857	31,024,139	31,054,825	30,929,415	30,804,063
Diluted (in shares)	31,334,490	31,036,711	31,161,922	30,929,415	30,804,063

Consolidated Statements of Comprehensive Income (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement Of Income and Comprehensive Income (Loss) (Unaudited) [Abstract]
Net income (loss)	$ 4,625	$ 2,208	$ 34,914	$ (7,473)	$ (1,854)
Net unrealized holding (loss) gain on avaliable for sale securities:
Net unrealized holding (loss) gain arising during the period, net of tax (expense) benefit of $225, ($100) ($791), ($1,240) and ($2,102), respectively	(341)	340	1,082	(201)	3,592
Reclassification adjustment for net loss (gain) included in net income during the period, net of tax (benefit) expense of $4, ($96), $124, ($22) and $22, respectively	5	(144)	(185)	31	(33)
Total other comprehensive (loss) income	(336)	196	897	(170)	3,559
Comprehensive income (loss)	$ 4,289	$ 2,404	$ 35,811	$ (7,643)	$ 1,705

Consolidated Statements of Comprehensive Income (Unaudited) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other comprehensive income (loss), net of tax
Net unrealized holding gain (loss) on avaliable for sale securities arising during the period, net of tax (expense) benefit	$ 225	$ (100)	$ (791)	$ (1,240)	$ (2,102)
Reclassification adjustment for net gains (loss) on available for sale securities realized during the period, net of taxes	$ 4	$ (96)	$ 124	$ (22)	$ 22

Consolidated Statements of Changes in Shareholders' Equity (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Unearned Esop Shares [Member]	Accumulated Other Comprehensive (Loss) [Member]	Treasury Shares [Member]	Total
Balances at Dec. 31, 2009	$ 340	$ 108,883	$ 110,900	$ (4,269)	$ (2,001)	$ (45,261)	$ 168,592
Balances (in shares) at Dec. 31, 2009	31,250,000
Comprehensive income (loss):
Net income (loss)	0	0	(1,854)	0	0	0	(1,854)
Other comprehensive income:	0	0	0	0	3,559	0	3,559
Total comprehensive income (loss)							1,705
ESOP shares committed to be released to Plan participants	0	(589)	0	853	0	0	264
Stock based compensation	0	1,659	0	0	0	0	1,659
Balances at Dec. 31, 2010	340	109,953	109,046	(3,416)	1,558	(45,261)	172,220
Balances (in shares) at Dec. 31, 2010	31,250,000
Comprehensive income (loss):
Net income (loss)	0	0	(7,473)	0	0	0	(7,473)
Other comprehensive income:	0	0	0	0	(170)	0	(170)
Total comprehensive income (loss)							(7,643)
ESOP shares committed to be released to Plan participants	0	(652)	0	854	0	0	202
Stock based compensation	0	1,593	0	0	0	0	1,593
Balances at Dec. 31, 2011	340	110,894	101,573	(2,562)	1,388	(45,261)	166,372
Balances (in shares) at Dec. 31, 2011	31,250,000						31,250,097
Comprehensive income (loss):
Net income (loss)	0	0	2,208	0	0	0	2,208
Other comprehensive income:	0	0	0	0	196	0	196
Total comprehensive income (loss)							2,404
ESOP shares committed to be released to Plan participants	0	(170)	0	214	0	0	44
Stock based compensation	0	40	0	0	0	0	40
Stock based compensation (in shares)	100,000
Balances at Mar. 31, 2012	340	110,764	103,781	(2,348)	1,584	(45,261)	168,860
Balances (in shares) at Mar. 31, 2012	31,350,000
Balances at Dec. 31, 2011	340	110,894	101,573	(2,562)	1,388	(45,261)	166,372
Balances (in shares) at Dec. 31, 2011	31,250,000						31,250,097
Comprehensive income (loss):
Net income (loss)	0	0	34,914	0	0	0	34,914
Other comprehensive income:	0	0	0	0	897	0	897
Total comprehensive income (loss)							35,811
ESOP shares committed to be released to Plan participants	0	(548)	0	854	0	0	306
Stock based compensation	1	144	0	0	0	0	145
Stock based compensation (in shares)	98,000
Balances at Dec. 31, 2012	341	110,490	136,487	(1,708)	2,285	(45,261)	202,634
Balances (in shares) at Dec. 31, 2012	31,348,000						31,348,556
Comprehensive income (loss):
Net income (loss)	0	0	4,625	0	0	0	4,625
Other comprehensive income:	0	0	0	0	(336)	0	(336)
Total comprehensive income (loss)							4,289
ESOP shares committed to be released to Plan participants	0	(64)	0	214	0	0	150
Stock based compensation	0	32	0	0	0	0	32
Balances at Mar. 31, 2013	$ 341	$ 110,458	$ 141,112	$ (1,494)	$ 1,949	$ (45,261)	$ 207,105
Balances (in shares) at Mar. 31, 2013	31,348,000						31,348,556

Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ 4,625	$ 2,208	$ 34,914	$ (7,473)	$ (1,854)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for loan losses	1,760	3,675	8,300	22,077	25,832
Provision for depreciation	606	486	2,081	1,842	1,859
Deferred income taxes	1,671	0	(16,895)	(735)	0
Stock based compensation	32	40	145	1,593	1,659
Net amortization of premium/discount on debt and mortgage related securities	620	216	1,647	635	70
Amortization of unearned ESOP shares	150	44	306	202	264
Gain on sale of loans held for sale	(19,996)	(14,964)	(90,171)	(37,667)	(35,465)
Loans originated for sale	(430,108)	(326,882)	(1,749,426)	(1,027,346)	(1,084,362)
Proceeds on sales of loans originated for sale	479,549	339,428	1,794,268	1,072,863	1,068,746
(Increase) decrease in accrued interest receivable	(500)	147	612	37	424
Increase in cash surrender value of life insurance	(140)	(145)	(1,071)	(1,124)	(1,138)
Decrease in accrued interest on deposits and borrowings	(64)	(117)	(372)	(239)	(1,011)
Increase in other liabilities	(4,947)	(2,610)	4,796	211	7,565
Increase (decrease) in accrued tax payable	(557)	(17)	(161)	1,282	5,606
(Loss) gain on sale of available for sale securities	9	(241)	(522)	(53)	(55)
Impairment of securities	0	4	213	456	0
Net realized and unrealized (gain) loss related to real estate owned	(352)	533	6,162	6,052	675
Other	(2,319)	(1,232)	(2,963)	2,477	(1,943)
Net cash (used in) provided by operating actitivies	30,039	573	(8,137)	35,090	(13,128)
Investing activities:
Net decrease in loans receivable	2,496	6,779	51,023	42,692	46,642
Purchases of:
Debt securities	(26,316)	(980)	(19,269)	(85,802)	(66,955)
Mortgage related securities	(3,096)	(51,367)	(115,660)	(14,184)	(34,700)
Premises and equipment, net	(537)	(396)	(1,674)	(1,021)	(925)
Bank owned life insurance			(240)	(240)	(306)
Proceeds from:
Principal repayments on mortgage-related securities	11,036	7,339	35,504	31,433	40,624
Maturities of debt securities	815	25,072	71,065	62,115	47,202
Sales of debt securities	921	11,908	11,798	0	14,023
Sales of mortgage-related securities			18,291	3,230	6,710
Calls of structured notes	0	2,648	2,648	0	0
Sales of real estate owned	8,512	6,490	36,580	23,231	33,577
Redemption of FHLB stock	0	852	1,459	0	0
Net cash (used in) provided by investing activities	(6,169)	8,345	91,525	61,454	85,892
Financing activities:
Net decrease in deposits	(24,594)	(7,538)	(111,779)	(94,237)	(19,361)
Net change in short-term borrowings	(564)	(1,945)	18,750	4,179	(50,941)
Net change in advance payments by borrowers for taxes	(6,067)	(4,208)	730	(1,437)	1,749
Net cash used in financing activities	(31,225)	(13,691)	(92,299)	(91,495)	(68,553)
(Decrease) increase in cash and cash equivalents	(7,355)	(4,773)	(8,911)	5,049	4,211
Cash and cash equivalents at beginning of period	71,469	80,380	80,380	75,331	71,120
Cash and cash equivalents at end of period	64,114	75,607	71,469	80,380	75,331
Cash paid, credited or (received) during the period for:
Income tax payments (refunds)	1,809	47	4,852	69	(5,554)
Interest payments	6,105	7,833	28,273	33,076	41,013
Noncash investing activities:
Loans receivable transferred to real estate owned	$ 2,734	$ 6,349	$ 22,282	$ 28,259	$ 41,781

Basis of Presentation	3 Months Ended
Mar. 31, 2013
Basis Of Presentation [Abstract]
Basis of Presentation

Note 1 — Basis of Presentation

The unaudited interim consolidated financial statements include the accounts of Waterstone Financial, Inc. (the “Company”) and the Company’s subsidiaries.

The accompanying unaudited consolidated financial statements have been prepared in accordance with generally accepted accounting principles (“GAAP”) for interim financial information, Rule 10-01 of Regulation S-X and the instructions to Form 10-Q. The financial statements do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, the accompanying unaudited consolidated financial statements contain all adjustments (consisting of normal recurring accruals) necessary to present fairly the financial position, results of operations, changes in shareholders’ equity, and cash flows of the Company for the periods presented.

The accompanying unaudited consolidated financial statements and related notes should be read in conjunction with the Company’s December 31, 2012 Annual Report on Form 10-K. Operating results for the three months ended March 31, 2013 are not necessarily indicative of the results that may be expected for the year ending December 31, 2013 or for any other period.

The preparation of the unaudited consolidated financial statements requires management of the Company to make a number of estimates and assumptions relating to the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period.  Significant items subject to such estimates and assumptions include the allowance for loan losses, deferred income taxes and real estate owned.  Actual results could differ from those estimates.

Recent Accounting Pronouncements

In January 2013, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2013-01, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities, which amended disclosures by requiring improved information about financial instruments and derivative instruments that are either offset on the balance sheet or subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset on the balance sheet. Reporting entities are required to provide both net and gross information for these assets and liabilities in order to enhance comparability between those entities that prepare their financial statements on the basis of international financial reporting standards (“IFRS”). Companies were required to apply the amendments for fiscal years beginning on or after January 1, 2013, and interim periods within those years.  The adoption of this accounting standard did not have a material impact on the Company’s results of operation, financial position, or liquidity.

In February 2013, the FASB issued ASU No. 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.  Under this standard, an entity is required to provide information about the amounts reclassified out of accumulated OCI by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of accumulated OCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. This standard does not change the current requirements for reporting net income or other comprehensive income in the financial statements and was effective for interim and annual periods beginning on or after December 15, 2012. The adoption of this accounting standard did not have a material impact on the Company’s results of operation, financial position, or liquidity.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

1)             Summary of Significant Accounting Policies

a)             Organization

The board of directors of WaterStone Bank (the Bank) adopted the Plan of Reorganization and related Stock Issuance Plan on May 17, 2005, as amended on June 3, 2005, under which Waterstone Financial, Inc. (the Company) was formed to become the mid-tier holding company for the Bank. In addition, Lamplighter Financial, MHC, a Federally-chartered mutual holding company, was formed to become the majority owner of Waterstone Financial, Inc. The Company’s outstanding common shares are 73.5% owned by Lamplighter Financial, MHC at December 31, 2012.

b)             Nature of Operations

The Company is a one-bank holding company with two operating segments — community banking and mortgage banking.  The Bank is principally engaged in the business of attracting deposits from the general public and using such deposits to originate real estate, business and consumer loans.

The Bank provides a full range of financial services to customers through branch locations in southeastern Wisconsin. The Bank is subject to the regulations of certain federal and state agencies and undergoes periodic examinations by those regulatory authorities.

The Bank owns a mortgage banking subsidiary that originates residential real estate loans held for sale at various branch offices across the country.  Mortgage banking volume fluctuates widely given movements in interest rates.  Mortgage banking income is reported as a single line item in the statements of operations while mortgage banking expense is distributed among the various noninterest expense lines.  Compensation, payroll taxes and other employee benefits expense varies directly with mortgage banking income.

c)              Principles of Consolidation

The consolidated financial statements include the accounts and operations of Waterstone Financial, Inc. and its wholly owned subsidiary, WaterStone Bank.  The Bank has the following wholly owned subsidiaries: Wauwatosa Investments, Inc. and Waterstone Mortgage Corporation. All significant intercompany accounts and transactions have been eliminated in consolidation.

d)             Use of Estimates

The preparation of the consolidated financial statements requires management of the Company to make a number of estimates and assumptions relating to the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant items subject to such estimates and assumptions include: the allowance for loan losses, deferred income taxes, valuation of investments, evaluation of other than temporary impairment on investments and valuation of real estate owned. Actual results could differ from those estimates and the current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

e)              Cash and Cash Equivalents

The Company considers federal funds sold and highly liquid debt instruments with a maturity of three months or less when purchased to be cash equivalents.

f)                Securities

Available for Sale Securities

At the time of purchase, investment securities are classified as available for sale, as management has the intent and ability to hold such securities for an indefinite period of time, but not necessarily to maturity.  Any decision to sell investment securities available for sale would be based on various factors, including, but not limited to asset/liability management strategies, changes in interest rates or prepayment risks, liquidity needs, or regulatory capital considerations.  Available for sale securities are carried at fair value, with the unrealized gains and losses, net of deferred tax, reported as a separate component of equity, accumulated other comprehensive income.  The cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity or, in the case of mortgage-backed securities and collateralized mortgage obligations, over the estimated life of the security. Such amortization is included in interest income from securities.  Realized gains or losses on securities sales (using specific identification method) are included in other income.  Declines in value judged to be other than temporary are included in net impairment losses recognized in earnings in the consolidated statements of operations.

Held to Maturity Securities

Debt securities that the Company has the intent and ability to hold to maturity have been designated as held to maturity.  Such securities are stated at amortized cost.

Other Than Temporary Impairment

One of the significant estimates related to securities is the evaluation of investments for other than temporary impairment.  The Company assesses investment securities with unrealized loss positions for other than temporary impairment on at least a quarterly basis.  When the fair value of an investment is less than its amortized cost at the balance sheet date of the reporting period for which impairment is assessed, the impairment is designated as either temporary or other than temporary.  In evaluating other than temporary impairment, management considers the length of time and extent to which the fair value has been less than cost and the expected recovery period of the security, the financial condition and near-term prospects of the issuer, and the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value in the near term.  Declines in the fair value of investment securities below amortized cost are deemed to be other than temporary when the Company cannot assert that it will recover its amortized cost basis, including whether the present value of cash flows expected to be collected is less than the amortized cost basis of the security. If it is more likely than not that the Company will be required to sell the security before recovery or if the Company has the intent to sell, an other than temporary impairment write down is recognized in earnings equal to the difference between the security’s amortized cost and its fair value.  If it is not more likely than not that the Company will be required to sell the security before recovery and if the Company does not intend to sell, the other than temporary impairment write down is separated into an amount representing credit loss, which is recognized in earnings, and an amount related to other factors, which is recognized as a separate component of equity.  Following the recognition of an other than temporary impairment representing credit loss, the book value of an investment less the impairment loss realized becomes the new cost basis.  Because the Company’s assessments are based on factual information as well as subjective information available at the time of assessment, the determination as to whether an other than temporary impairment exists and, if so, the amount considered other than temporarily impaired, or not impaired, is subjective and, therefore, the timing and amount of other than temporary impairments constitute material estimates that are subjective to significant change.

Federal Home Loan Bank Stock

Federal Home Loan Bank stock is carried at cost, which is the amount that the stock is redeemable by tendering to the FHLBC or the amount at which shares can be sold to other FHLBC members.  FHLBC dividends are recognized as income on their ex-dividend date.

g)             Loans Held for Sale

The origination of residential real estate loans is an integral component of the business of the Company. The Company generally sells its originations of long-term fixed interest rate mortgage loans in the secondary market. Gains and losses on the sales of these loans are determined using the specific identification method. The Company generally sells mortgage loans in the secondary market on a servicing released basis, however, servicing is retained when economic conditions so warrant. Mortgage loans originated for sale are generally sold within 45 days after closing.

The Company has elected to carry loans held for sale at fair value.  Fair value is generally determined by estimating a gross premium or discount, which is derived from pricing currently observable in the market.  The amount by which cost differs from market value is accounted for as a valuation adjustment to the carrying value of the loans.  Changes in value are included in mortgage banking income in the consolidated statements of operations.  The carrying value of loans held for sale included a market valuation adjustment of $6.0 million at December 31, 2012 and $3.2 million at December 31, 2011.

Costs to originate loans held for sale are expensed as incurred and are included on the appropriate noninterest expense lines of the statements of operations.  Salaries, commissions and related payroll taxes are the primary costs to originate and comprise approximately 73% of total mortgage banking noninterest expense.

The value of mortgage loans held for sale and other residential mortgage loan commitments to customers are hedged by utilizing both best efforts and mandatory forward commitments to sell loans to investors in the secondary market. Such forward commitments are generally entered into at the time when applications are taken to protect the value of the mortgage loans from increases in market interest rates during the period held. The Corporation recognizes revenue associated with the expected future cash flows of servicing loans at the time a forward loan commitment is made, as required under Securities and Exchange Commission Staff Accounting Bulletin No. 109, Written Loan Commitments Recorded at Fair Value Through Earnings.

h)             Loans Receivable and Related Interest Income

Loans are classified as held for investment when management has both the intent and ability to hold the loan for the foreseeable future, or until maturity or payoff.  Loans are carried at the principal amount outstanding, net of any unearned income, charge-offs and unamortized deferred fees and costs.  Loan origination and commitment fees and certain direct loan origination costs are deferred and the net amount amortized as an adjustment of the related loan yield. Amortization is based on a level-yield method over the contractual life of the related loans or until the loan is paid in full.

Loan interest income is recognized on the accrual basis.  Accrual of interest is generally discontinued either when reasonable doubt exists as to the full, timely collection of interest or principal, or when a loan becomes contractually past due more than 90 days with respect to interest or principal. At that time, previously accrued and uncollected interest on such loans is reversed and additional income is recorded only to the extent that payments are received and the collection of principal is reasonably assured.  Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time, and the ultimate collectibility of the total contractual principal and interest is no longer in doubt.

A loan is accounted for as a troubled debt restructuring if the Company, for economic reasons related to the borrower’s financial condition, grants a concession to the borrower that it would not otherwise consider.  A troubled debt restructuring typically involves a modification of terms such as a reduction of the stated interest rate, a deferral of principal payments or a combination of both for a temporary period of time.  If the borrower was performing in accordance with the original contractual terms at the time of the restructuring, the restructured loan is accounted for on an accruing basis as long as the borrower continues to comply with the modified terms.  If the loan was not accounted for on an accrual basis at the time of restructuring, the restructured loan remains in non-accrual status until the loan returns to its original contractual terms and a positive payment history is established.

i)                Allowance for Loan Losses

The allowance for loan losses is presented as a reserve against loans and represents the Bank’s assessment of probable loan losses inherent in the loan portfolio.  The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to income.  Estimated loan losses are charged against the allowance when the loan balance is confirmed to be uncollectible directly or indirectly by the borrower or upon initiation of a foreclosure action by the Bank.  Subsequent recoveries, if any, are credited to the allowance.

The allowance provides for probable losses that have been identified with specific customer relationships and for probable losses believed to be inherent in the loan portfolio, but have not been specifically identified.  The Bank utilizes its own loss history to estimate inherent losses on loans. Although the Bank allocates portions of the allowance to specific loans and loan types, the entire allowance is available for any loan losses that occur.

The Bank evaluates the need for specific valuation allowances on loans that are considered impaired. A loan is considered impaired when, based on current information and events, it is probable that the Bank will not be able to collect all amounts due according to the contractual terms of the loan agreement. Within the loan portfolio, all non-accrual loans and loans modified under troubled debt restructurings have been determined by the Bank to meet the definition of an impaired loan.  In addition, other one- to four-family, over four-family, construction and land, commercial real estate and commercial loans may be considered impaired loans.  A valuation allowance is established for an amount equal to the impairment when the carrying amount of the loan exceeds the present value of the expected future cash flows, discounted at the loan’s original effective interest rate or the fair value of the underlying collateral.

The Bank also establishes valuation allowances based on an evaluation of the various risk components that are inherent in the loan portfolio. The risk components that are evaluated include past loan loss experience; the level of non-performing and classified assets; current economic conditions; volume, growth, and composition of the loan portfolio; adverse situations that may affect the borrower’s ability to repay; the estimated value of any underlying collateral; regulatory guidance; and other relevant factors.

The appropriateness of the allowance for loan losses is approved quarterly by the Bank’s board of directors. The allowance reflects management’s best estimate of the amount needed to provide for the probable loss on impaired loans, as well as other credit risks of the Bank, and is based on a risk model developed and implemented by management and approved by the Bank’s board of directors.

Actual results could differ from this estimate, and future additions to the allowance may be necessary based on unforeseen changes in economic conditions. In addition, federal regulators periodically review the Bank’s allowance for loan losses. Such regulators have the authority to require the Bank to recognize additions to the allowance at the time of their examination.

j)                Real Estate Owned

Real estate owned consists of properties acquired through, or in lieu of, loan foreclosure.  Real estate owned is transferred into the portfolio at the lower of estimated fair value less anticipated selling costs based upon the property’s appraised value at the date of transfer or the net carrying value of the loan.  To the extent that the net carrying value of the loan exceeds the estimated fair value of the property at the date of transfer, the excess is charged to the allowance for loan losses.  Subsequent write-downs to reflect current fair market value, as well as gains and losses upon disposition and revenue and expenses incurred in maintaining such properties, are treated as period costs and included in real estate owned in the consolidated statements of operations.

k)             Mortgage Servicing Rights

The Company sells residential mortgage loans in the secondary market and, on a selective basis, retains the right to service the loans sold.  Upon sale, a mortgage servicing rights asset is capitalized, which represents the then current fair value of future net cash flows expected to be realized for performing servicing activities.  Mortgage servicing rights, when purchased, are initially recorded at fair value.  Mortgage servicing rights are amortized over the period of estimated net servicing income, and assessed for impairment at each reporting date. Mortgage servicing rights are carried at the lower of the initial capitalized amount, net of accumulated amortization, or estimated fair value, and are included in other assets, net in the consolidated balance sheets.

l)                Cash Surrender Value of Life Insurance

The Company purchased bank owned life insurance on the lives of certain employees.  The Company is the beneficiary of the life insurance policies.  The cash surrender value of life insurance is reported at the amount that would be received in cash if the polices were surrendered.  Increases in the cash value of the policies and proceeds of death benefits received are recorded in non-interest income.  The increase in cash surrender value of life insurance is not subject to income taxes, as long as the Company has the intent and ability to hold the policies until the death benefits are received.

m)          Office Properties and Equipment

Office properties and equipment, including leasehold improvements and software, are stated at cost, net of depreciation and amortization. Depreciation and amortization are computed on the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are amortized over the lease term, if shorter than the estimated useful life. Maintenance and repairs are charged to expense as incurred, while additions or major improvements are capitalized and depreciated over their estimated useful lives. Estimated useful lives of the assets are 10 to 30 years for office properties, three to 10 years for equipment, and three years for software. Rent expense related to long-term operating leases is recorded on the accrual basis.

n)             Income Taxes

The Company and its subsidiaries file consolidated federal and combined state income tax returns. The provision for income taxes is based upon income in the consolidated financial statements, rather than amounts reported on the income tax returns.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, as well as net operating loss carry fowards.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized as income or expense in the period that includes the enactment date.

The Company evaluates the realizability of its deferred tax assets on a quarterly basis.  Under generally accepted accounting principles, a valuation allowance is required to be recognized if it is “more likely than not” that a deferred tax asset will not be realized.  The determination of the realizability of the deferred tax assets is highly subjective and dependent upon judgment concerning management’s evaluation of both positive and negative evidence, the forecasts of future income, applicable tax planning strategies, and assessments of current and future economic and business conditions.

Positions taken in the Company’s tax returns may be subject to challenge by the taxing authorities upon examination.  The benefit of uncertain tax positions are initially recognized in the financial statements only when it is more likely than not the position will be sustained upon examination by the tax authorities.  Such tax positions are both initially and subsequently measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement with the tax authority, assuming full knowledge of the position and all relevant facts.  Interest and penalties on income tax uncertainties are classified within income tax expense in the income statement.

o)             Earnings Per Share

Earnings per share are computed using the two-class method.  Basic earnings per share is computed by dividing net income allocated to common shareholders by the weighted average number of common shares outstanding during the applicable period, excluding outstanding participating securities.  Diluted earnings per share is computed by dividing net income by the weighted average number of common shares outstanding adjusted for the dilutive effect of all potential common shares.  Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.  Shares of the Employee Stock Ownership Plan committed to be released are considered outstanding for both common and diluted EPS.  Incentive stock compensation awards granted can result in dilution.

p)             Comprehensive Income

Comprehensive income is the total of reported net income and changes in unrealized gains or losses, net of tax, on securities available for sale.

q)             Employee Stock Ownership Plan (ESOP)

Compensation expense under the ESOP is equal to the fair value of common shares released or committed to be released to participants in the ESOP in each respective period.  Common stock purchased by the ESOP and not committed to be released to participants is included in the consolidated statements of financial condition at cost as a reduction of shareholders’ equity.

r)               Impact of Recent Accounting Pronouncements

In June 2011, the FASB issued guidance to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income.  The amendments require that all nonowner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  The amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.  The amendments were effective for interim and annual periods beginning after December 15, 2011 with retrospective application.  Subsequently, in December 2011, the FASB decided that the requirement to present items that are reclassified from other comprehensive income to net income alongside their respective components of net income and other comprehensive income will be deferred. Therefore, those requirements will not be effective for public entities for fiscal years and interim periods within those years beginning after December 15, 2011.  The adoption of this accounting standard did not have a material impact on the Company’s results of operations, financial position, and liquidity.  See the Consolidated Statement of Comprehensive Income (Loss) for required disclosures.

In May 2011, the FASB issued guidance on measuring fair value to create common fair value measurement and disclosure requirements in U.S. GAAP and IFRS.  The amendments change the wording used to describe many of the requirements for measuring fair value and for disclosing information about fair value measurements.  The amendments also clarify the Board’s intent about the application of existing fair value measurement and disclosure requirements.  The amendments were effective for interim and annual periods beginning after December 15, 2011.  The adoption of this accounting standard did not have a material impact on the Company’s results of operations, financial position, and liquidity.  See Note 16 for required disclosures on fair value measurements.

Securities Available for Sale	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Securities [Abstract]
Securities Available for Sale

Note 2— Securities Available for Sale

The amortized cost and fair values of the Company’s investment in securities available for sale follow:

	March 31, 2013
		Gross	Gross
	Amortized	unrealized	unrealized
	cost	gains	losses	Fair value
	(In Thousands)
Mortgage-backed securities	$111,803	2,381	(108)	114,076
Collateralized mortgage obligations:
Government sponsored enterprise issued	25,682	410	—	26,092
Mortgage-related securities	137,485	2,791	(108)	140,168

Government sponsored enterprise bonds	10,000	21	—	10,021
Municipal securities	57,550	1,746	(567)	58,729
Other debt securities	5,000	136	—	5,136
Debt securities	72,550	1,903	(567)	73,886

Certificates of Deposit	6,370	51	(4)	6,417
	$216,405	4,745	(679)	220,471

	December 31, 2012
		Gross	Gross
	Amortized	unrealized	unrealized
	cost	gains	losses	Fair value
	(In Thousands)
Mortgage-backed securities	$116,813	2,349	(106)	119,056
Collateralized mortgage obligations:
Government sponsored enterprise issued	29,207	373	(1)	29,579
Mortgage-related securities	146,020	2,722	(107)	148,635

Government sponsored enterprise bonds	8,000	17	—	8,017
Municipal securities	35,493	2,043	(165)	37,371
Other debt securities	5,000	70	—	5,070
Debt securities	48,493	2,130	(165)	50,458

Certificates of Deposit	5,880	45	(1)	5,924
	$200,393	4,897	(273)	205,017

The Company’s mortgage-backed securities and collateralized mortgage obligations issued by government sponsored enterprises are guaranteed by Fannie Mae, Freddie Mac or Ginnie Mae.  At March 31, 2013, $6.1 million of the Company’s government sponsored enterprise bonds and $94.6 million of the Company’s mortgage related securities were pledged as collateral to secure repurchase agreement obligations of the Company.

The amortized cost and fair values of investment securities by contractual maturity at March 31, 2013 are shown below. Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value
	(In Thousands)
Debt and other securities
Due within one year	$2,750	2,756
Due after one year through five years	24,726	25,737
Due after five years through ten years	20,248	20,155
Due after ten years	31,196	31,655
Mortgage-related securities	137,485	140,168
	$216,405	220,471

Gross unrealized losses on securities available for sale and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows:

	March 31, 2013
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	value	loss	value	loss	value	loss
	(In Thousands)
Mortgage-backed securities	$8,012	(108)	—	—	8,012	(108)
Municipal securities	30,938	(477)	384	(90)	31,322	(567)
Certificates of Deposit	1,221	(4)	—	—	1,221	(4)
	$40,171	(589)	384	(90)	40,555	(679)

	December 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	value	loss	value	loss	value	loss
	(In Thousands)
Mortgage-backed securities	$19,382	(106)	—	—	19,382	(106)
Collateralized mortgage obligations:
Government sponsored enterprise issued	1,419	(1)	—	—	1,419	(1)
Municipal securities	9,009	(94)	398	(71)	9,407	(165)
Certificates of Deposit	244	(1)	—	—	244	(1)
	$30,054	(202)	398	(71)	30,452	(273)

The Company reviews the investment securities portfolio on a quarterly basis to monitor its exposure to other-than-temporary impairment.  In evaluating whether a security’s decline in market value is other-than-temporary, management considers the length of time and extent to which the fair value has been less than cost, financial condition of the issuer and the underlying obligors, quality of credit enhancements, volatility of the fair value of the security, the expected recovery period of the security and ratings agency evaluations.  In addition the Company may also evaluate payment structure, whether there are defaulted payments or expected defaults, prepayment speeds and the value of any underlying collateral.  For certain securities in unrealized loss positions, the Company prepares cash flow analyses to compare the present value of cash flows expected to be collected from the security with the amortized cost basis of the security.

As of March 31, 2013, the Company identified two municipal securities that were deemed to be other-than-temporarily impaired.  Both securities were issued by a tax incremental district in a municipality located in Wisconsin.  During the year ended December 31, 2012, the Company received audited financial statements with respect to the municipal issuer that called into question the ability of the underlying taxing district that issued the securities to operate as a going concern.  During the year ended December 31, 2012, the Company’s analysis of these securities resulted in $100,000 in credit losses that were charged to earnings with respect to these two municipal securities.  No additional credit loss was recognized during the three months ended March 31, 2013.   As of March 31, 2013, these securities had a combined amortized cost of $215,000 and a combined estimated fair value of $237,000.  As of March 31, 2013, the Company had one municipal security which had been in an unrealized loss position for twelve months or longer.  This security was determined not to be other-than-temporarily impaired as of March 31, 2013.  During the year ended December 31, 2012, two private-label collateralized mortgage obligations, that had been identified as other than temporarily impaired, were sold at a combined gain of $282,000.  At the time of sale, these securities had a combined amortized cost of $18.0 million.

The following table presents the change in other-than-temporary credit related impairment charges on securities available for sale for which a portion of the other-than-temporary impairments related to other factors was recognized in other comprehensive loss.

(In Thousands)
Credit-related impairments on securities as of December 31, 2011	$2,096
Credit-related impairments related to securites for which an other-than-temporary impairment was not previously recognized	100
Increase in credit-related impairments related to securities for which an other-than-temporary impairment was previously recognized	113
Reduction for sales of securities for which other-than-temporary was previously recognized	(2,209)
Credit-related impairments on securities as of December 31, 2012	100
Credit-related impairments related to securites for which an other-than-temporary impairment was not previously recognized	—
Increase in credit-related impairments related to securities for which an other-than-temporary impairment was previously recognized	—
Credit-related impairments on securities as of March 31, 2013	$100

Exclusive of the aforementioned securities, the Company has determined that the decline in fair value of the remaining securities is not attributable to credit deterioration.  Based on the foregoing evaluation criteria, and as the Company does not intend to sell nor is it more likely than not that it will be required to sell these securities before recovery of the amortized cost basis, these securities are not considered other-than-temporarily impaired.

Continued deterioration of general economic market conditions could result in the recognition of future other-than-temporary impairment losses within the investment portfolio and such amounts could be material to our consolidated financial statements.

During the three months ended March 31, 2013, proceeds from the sale of securities totaled $921,000 and resulted in losses totaling $9,000.  The $9,000 loss included in (loss) gain on sale of available for sale securities in the consolidated statements of income during the three months ended March 31, 2013 was reclassified from accumulated other comprehensive income.  During the three months ended March 31, 2012, proceeds from the sale of securities totaled $11.9 million and resulted in gains totaling $241,000.  The $241,000 gain included in (loss) gain on sale of available for sale securities in the consolidated statements of income during the three months ended March 31, 2012 was reclassified from accumulated other comprehensive income.

2)             Securities

Securities Available for Sale

The amortized cost and fair values of the Company’s investment in securities follow:

	December 31, 2012
		Gross	Gross
	Amortized	unrealized	unrealized
	cost	gains	losses	Fair value
	(In Thousands)
Mortgage-backed securities	$116,813	2,349	(106)	119,056
Collateralized mortgage obligations
Government sponsored enterprise issued	29,207	373	(1)	29,579
Mortgage related securities	146,020	2,722	(107)	148,635

Government sponsored enterprise bonds	8,000	17	—	8,017
Municipal securities	35,493	2,043	(165)	37,371
Other debt securities	5,000	70	—	5,070
Debt securities	48,493	2,130	(165)	50,458

Certificates of Deposit	5,880	45	(1)	5,924
	$200,393	4,897	(273)	205,017

	December 31, 2011
		Gross	Gross
	Amortized	unrealized	unrealized
	cost	gains	losses	Fair value
	(In Thousands)
Mortgage-backed securities	$33,561	1,857	(1)	35,417
Collateralized mortgage obligations
Government sponsored enterprise issued	32,650	559	(13)	33,196
Private label issued	19,475	16	(1,040)	18,451
Mortgage related securities	85,686	2,432	(1,054)	87,064

Government sponsored enterprise bonds	71,210	152	(13)	71,349
Municipal securities	37,644	1,744	(320)	39,068
Other debt securities	5,000	118	—	5,118
Debt securities	113,854	2,014	(333)	115,535

Certificates of Deposit	3,920	2	(2)	3,920
	$203,460	4,448	(1,389)	206,519

The Company’s mortgage-backed securities and collateralized mortgage obligations issued by government sponsored enterprises are guaranteed by one of the following government sponsored enterprises: Fannie Mae, Freddie Mac or Ginnie Mae.  At December 31, 2012, $6.1 million of the Company’s government sponsored enterprise bonds and $95.8 million of the Company’s mortgage related securities were pledged as collateral to secure repurchase agreement obligations of the Company.  As of December 31, 2012, $8.0 million of municipal securities were pledged as collateral to secure Federal Home Loan Bank advances.

The amortized cost and fair value of securities at December 31, 2012, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because issuers or borrowers may have the right to prepay obligations with or without prepayment penalties.

	December 31, 2012
	Amortized
	cost	Fair value
	(In Thousands)
Debt securities:
Due within one year	$2,925	2,932
Due after one year through five years	22,354	23,376
Due after five years through ten years	10,239	10,288
Due after ten years	18,855	19,786
Mortgage-related securities	146,020	148,635
	$200,393	205,017

Total proceeds and gross gains and losses from sales of investment securities available for sale for each of periods listed below.

	December 31,
	2012	2011	2010
	(In Thousands)
Gross gains	$522	53	136
Gross losses	—	—	(81)
Gains on sale of investment securities, net	$522	53	55

Proceeds from sales of investment securities	$30,089	3,230	20,733

Gross unrealized losses on securities available for sale and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

	December 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	value	loss	value	loss	value	loss
	(In Thousands)
Mortgage-backed securities	19,382	(106)	—	—	19,382	(106)
Collateralized mortgage obligations
Government sponsored enterprise issued	1,419	(1)	—	—	1,419	(1)
Municipal securities	9,009	(94)	398	(71)	9,407	(165)
Certificates of Deposit	244	(1)	—	—	244	(1)
	$30,054	(202)	398	(71)	30,452	(273)

	December 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	value	loss	value	loss	value	loss
	(In Thousands)
Mortgage-backed securities	1,167	(1)	—	—	1,167	(1)
Collateralized mortgage obligations
Government sponsored enterprise issued	5,726	(13)	—	—	5,726	(13)
Private-label issue	—	—	15,408	(1,040)	15,408	(1,040)
Government sponsored enterprise bonds	12,487	(13)	—	—	12,487	(13)
Municipal securities	228	(87)	1,989	(233)	2,217	(320)
Certificates of Deposit	1,958	(2)	—	—	1,958	(2)
	$21,566	(116)	17,397	(1,273)	38,963	(1,389)

The Company reviews the investment securities portfolio on a quarterly basis to monitor its exposure to other-than-temporary impairment.  In evaluating whether a security’s decline in market value is other-than-temporary, management considers the length of time and extent to which the fair value has been less than cost, financial condition of the issuer and the underlying obligors, quality of credit enhancements, volatility of the fair value of the security, the expected recovery period of the security and ratings agency evaluations.  In addition the Company may also evaluate payment structure, whether there are defaulted payments or expected defaults, prepayment speeds and the value of any underlying collateral.  For certain securities in unrealized loss positions, the Company prepares cash flow analyses to compare the present value of cash flows expected to be collected from the security with the amortized cost basis of the security.

During the year ended December 31, 2012, the Company identified two private-label collateralized mortgage obligation securities for which a cash flow analysis was performed to determine whether an other-than-temporary impairment was warranted.  This evaluation indicated that the two private-label collateralized mortgage obligations were other-than-temporarily impaired.  Estimates of discounted cash flows based on expected yield at time of original purchase, prepayment assumptions based on actual and anticipated prepayment speed, actual and anticipated default rates and estimated level of severity given the loan to value ratios, credit scores, geographic locations, vintage and levels of subordination related to the security and its underlying collateral resulted in a projected credit loss on the collateralized mortgage obligations.  During the year ended December 31, 2012, the Company’s analysis resulted in an additional $113,000 in credit losses that were charged to earnings with respect to one of these two collateralized mortgage obligations.  The analysis with respect to the second collateralized mortgage obligation indicated no additional estimated credit loss for the year ended December 31, 2012.  During the year ended December 31, 2012, the two aforementioned private-label collateralized mortgage obligations were sold at a combined gain of $282,000.  At the time of sale, these securities had a combined amortized cost of $18.0 million.

In addition to the securities discussed above, during the year ended December 31, 2012, the Company identified two municipal securities that were deemed to be other-than-temporarily impaired.  Both securities were issued by a tax incremental district in a municipality located in Wisconsin.  During the year ended December 31, 2012, the Company received audited financial statements with respect to the municipal issuer that called into question the ability of the underlying taxing district that issued the securities to operate as a going concern.  During the year ended December 31, 2012, the Company’s analysis of these securities resulted in $100,000 in credit losses that were charged to earnings with respect to these two municipal securities.  As of December 31, 2012, these securities had a combined amortized cost of $215,000 and a combined estimated fair value of $237,000.  As of December 31, 2012, the Company had one municipal security which had been in an unrealized loss position for twelve months or longer.  This security was determined not to be other-than-temporarily impaired as of December 31, 2012.

The following table presents the change in other-than-temporary credit related impairment charges on collateralized mortgage obligations and municipal securities for which a portion of the other-than-temporary impairments related to other factors was recognized in other comprehensive loss.

(in thousands)
Credit related impairments on securities as of December 31, 2010	$1,640
Credit related impairments related to a security for which other-than-temporary impairment was not previously recognized	—
Increase in credit related impairments related to securities for which an other-than- temporary impairment was previously recognized	456
Credit related impairments on securities as of December 31, 2011	2,096
Credit related impairments related to a security for which other-than-temporary impairment was not previously recognized	100
Increase in credit related impairments related to securities for which an other-than- temporary impairment was previously recognized	113
Reduction for sales of securities for which other-than-temporary impairment was previously recognized	(2,209)
Credit related impairments on securities as of December 31, 2012	$100

Exclusive of the two aforementioned municipal securities, the Company has determined that the decline in fair value of the remaining securities is not attributable to credit deterioration, and as the Company does not intend to sell nor is it more likely than not that it will be required to sell these securities before recovery of the amortized cost basis, these securities are not considered other-than-temporarily impaired.

Continued deterioration of general economic market conditions could result in the recognition of future other than temporary impairment losses within the investment portfolio and such amounts could be material to our consolidated financial statements.

Securities Held to Maturity

As of December 31, 2012, the Company does not hold any securities that are designated as held to maturity.  During the year ended December 31, 2012, the one security held by the Company that had been designated as held to maturity was called by the issuer.  This security had an amortized cost of $2.6 million at the time that it was called.

Loans Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Loan Receivable [Abstract]
Loans Receivable

Note 3 - Loans Receivable

Loans receivable at March 31, 2013 and December 31, 2012 are summarized as follows:

	March 31,	December 31,
	2013	2012
	(In Thousands)
Mortgage loans:
Residential real estate:
One- to four-family	$445,243	460,821
Over four-family	514,566	514,363
Home equity	35,949	36,494
Construction and land	33,249	33,818
Commercial real estate	76,759	65,495
Consumer	128	132
Commercial loans	19,043	22,549
	$1,124,937	1,133,672

The Company provides several types of loans to its customers, including residential, construction, commercial and consumer loans.  Significant loan concentrations are considered to exist for a financial institution when there are amounts loaned to one borrower or to multiple borrowers engaged in similar activities that would cause them to be similarly impacted by economic or other conditions.  While credit risks are geographically concentrated in the Company’s Milwaukee metropolitan area, and while 88.5% of the Company’s loan portfolio involves loans that are secured by residential real estate, there are no concentrations with individual or groups of related borrowers.  While the real estate collateralizing these loans is residential in nature, it ranges from owner-occupied single family homes to large apartment complexes.  In addition, real estate collateralizing $79.0 million, or 7.0% of total loans, is located outside of the state of Wisconsin.

During the three months ended March 31, 2013, $430.1 million in residential loans were originated for sale.  During the same period, sales of loans held for sale totaled $459.6 million, generating mortgage banking income of $22.0 million.  The unpaid principal balance of loans serviced for others was $787.6 million and $635.8 million at March 31, 2013 and December 31, 2012, respectively. These loans are not reflected in the consolidated statements of financial condition.

Qualifying loans receivable totaling $818.2 million and $801.6 million at March 31, 2013 and December 31, 2012, respectively, are pledged as collateral against $350.0 million in outstanding Federal Home Loan Bank of Chicago advances under a blanket security agreement.

An analysis of past due loans receivable as of March 31, 2013 and December 31, 2012 follows:

	As of March 31, 2013
	1-59 Days Past Due (1)	60-89 Days Past Due (2)	Greater Than 90 Days	Total Past Due	Current (3)	Total Loans
	(In Thousands)
Mortgage loans:
Residential real estate:
One- to four-family	$8,344	4,766	29,016	42,126	403,117	445,243
Over four-family	1,819	1,562	19,040	22,421	492,145	514,566
Home equity	914	105	448	1,467	34,482	35,949
Construction and land	—	763	2,140	2,903	30,346	33,249
Commercial real estate	258	—	665	923	75,836	76,759
Consumer	—	—	—	—	128	128
Commercial loans	—	841	511	1,352	17,691	19,043
Total	$11,335	8,037	51,820	71,192	1,053,745	1,124,937

	As of December 31, 2012
Mortgage loans:
Residential real estate:
One- to four-family	$11,745	5,402	29,259	46,406	414,415	460,821
Over four-family	3,543	1,498	18,336	23,377	490,986	514,363
Home equity	416	111	404	931	35,563	36,494
Construction and land	87	—	2,180	2,267	31,551	33,818
Commercial real estate	290	—	668	958	64,537	65,495
Consumer	—	—	—	—	132	132
Commercial loans	—	—	511	511	22,038	22,549
Total	$16,081	7,011	51,358	74,450	1,059,222	1,133,672

(1)         Includes $4.9 million and $2.4 million for March 31, 2013 and December 31, 2012, respectively, which are on non-accrual status.

(2)         Includes $2.2 million and $2.8 million for March 31, 2013 and December 31, 2012, respectively, which are on non-accrual status.

(3)         Includes $7.1 million and $18.2 million for March 31, 2013 and December 31, 2012, respectively, which are on non-accrual status.

As of March 31, 2013 and December 31, 2012, there are no loans that are 90 or more days past due and still accruing interest.

A summary of the activity for the three months ended March 31, 2013 and 2012 in the allowance for loan losses follows:

	One- to Four- Family	Over Four- Family	Home Equity	Construction and Land	Commercial Real Estate	Consumer	Commercial	Total
	(In Thousands)
Three months ended March 31, 2013
Balance at beginning of period	$17,819	7,734	2,097	1,323	1,259	30	781	31,043
Provision (credit) for loan losses	2,055	(329)	(74)	39	132	(2)	(61)	1,760
Charge-offs	(3,642)	(137)	(78)	(7)	—	—	—	(3,864)
Recoveries	153	201	2	—	—	2	1	359
Balance at end of period	$16,385	7,469	1,947	1,355	1,391	30	721	29,298

Three months ended March 31, 2012
Balance at beginning of period	$17,475	8,252	1,998	2,922	941	28	814	32,430
Provision (credit) for loan losses	2,245	762	448	264	14	(1)	(57)	3,675
Charge-offs	(2,446)	(447)	(150)	(120)	(35)	—	—	(3,198)
Recoveries	116	4	7	—	—	—	13	140
Balance at end of period	$17,390	8,571	2,303	3,066	920	27	770	33,047

A summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class as of March 31, 2013 follows:

	One- to Four- Family	Over Four Family	Home Equity	Construction and Land	Commercial Real Estate	Consumer	Commercial	Total
	(In Thousands)
Allowance related to loans individually evaluated for impairment	$5,190	2,383	951	377	228	—	331	9,460
Allowance related to loans collectively evaluated for impairment	11,195	5,086	996	978	1,163	30	390	19,838

Balance at end of period	$16,385	7,469	1,947	1,355	1,391	30	721	29,298

Loans individually evaluated for impairment	$56,498	25,794	2,221	4,429	665	22	1,352	90,981

Loans collectively evaluated for impairment	388,745	488,772	33,728	28,820	76,094	106	17,691	1,033,956
Total gross loans	$445,243	514,566	35,949	33,249	76,759	128	19,043	1,124,937

A summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class as of the year ended December 31, 2012 follows:

	One- to Four- Family	Over Four Family	Home Equity	Construction and Land	Commercial Real Estate	Consumer	Commercial	Total
	(In Thousands)
Allowance related to loans individually evaluated for impairment	$7,058	3,268	1,033	377	341	—	331	12,408

Allowance related to loans collectively evaluated for impairment	10,761	4,466	1,064	946	918	30	450	18,635

Balance at end of period	$17,819	7,734	2,097	1,323	1,259	30	781	31,043

Loans individually evaluated for impairment	$57,467	28,281	2,127	4,470	1,250	24	1,352	94,971

Loans collectively evaluated for impairment	403,354	486,082	34,367	29,348	64,245	108	21,197	1,038,701
Total gross loans	$460,821	514,363	36,494	33,818	65,495	132	22,549	1,133,672

The following table presents information relating to the Company’s internal risk ratings of its loans receivable as of March 31, 2013 and December 31, 2012:

	One- to Four- Family	Over Four Family	Home Equity	Construction and Land	Commercial Real Estate	Consumer	Commercial	Total
	(In Thousands)
At March 31, 2013
Substandard	$51,706	19,696	2,637	3,665	665	22	1,364	79,755

Watch	15,550	18,464	1,558	2,891	2,005	—	1,331	41,799

Pass	377,987	476,406	31,754	26,693	74,089	106	16,348	1,003,383
	$445,243	514,566	35,949	33,249	76,759	128	19,043	1,124,937

At December 31, 2012
Substandard	$53,242	24,767	2,913	3,705	1,251	23	1,365	87,266

Watch	17,082	14,157	606	2,803	1,234	—	964	36,846

Pass	390,497	475,439	32,975	27,310	63,010	109	20,220	1,009,560
	$460,821	514,363	36,494	33,818	65,495	132	22,549	1,133,672

Factors that are important to managing overall credit quality include sound loan underwriting and administration, systematic monitoring of existing loans and commitments, effective loan review on an ongoing basis, early identification of potential problems, an allowance for loan losses, and sound non-accrual and charge-off policies.  Our underwriting policies require an officers’ loan committee review and approve all loans in excess of $500,000.  In addition, an independent loan review function exists for all loans.  Our ability to manage credit risk depends in large part on our ability to properly identify and manage problem loans.  To do so, we maintain a loan review system under which our credit management personnel review non-owner occupied one- to four-family, over four-family, construction and land, commercial real estate and commercial loans that individually, or as part of an overall borrower relationship, exceed $1.0 million in potential exposure.  Loans meeting these criteria are reviewed on an annual basis, or more frequently if the loan renewal is less than one year.  With respect to this review process, management has determined that pass loans include loans that exhibit acceptable financial statements, cash flow and leverage.  Watch loans have potential weaknesses that deserve management’s attention and, if left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the credit.  Substandard loans are considered inadequately protected by the current net worth and paying capacity of the obligor or the collateral pledged.  These loans generally have a well-defined weakness that may jeopardize liquidation of the debt and are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.  Finally, a loan is considered to be impaired when it is probable that the Bank will not be able to collect all amounts due according to the contractual terms of the loan agreement. Management has determined that all non-accrual loans and loans modified under troubled debt restructurings meet the definition of an impaired loan.

The Company’s procedures dictate that an updated valuation must be obtained with respect to underlying collateral at the time a loan is deemed impaired.  Updated valuations may also be obtained upon transfer from loans receivable to real estate owned based upon the age of the prior appraisal, changes in market conditions or known changes to the physical condition of the property.

Estimated fair values are reduced to account for sales commissions, broker fees, unpaid property taxes and additional selling expenses to arrive at an estimated net realizable value.  The adjustment factor is based upon the Company’s actual experience with respect to sales of real estate owned over the prior two years.  An additional adjustment factor is applied by appraisal vintage to account for downward market pressure since the date of appraisal.  The additional adjustment factor is based upon relevant sales data available for our general operating market as well as company-specific historical net realizable values as compared to the most recent appraisal prior to disposition.

With respect to over-four family income-producing real estate, appraisals are reviewed and estimated collateral values are adjusted by updating significant appraisal assumptions to reflect current real estate market conditions.  Significant assumptions reviewed and updated include the capitalization rate, rental income and operating expenses.  These adjusted assumptions are based upon recent appraisals received on similar properties as well as on actual experience related to real estate owned and currently under Company management.

The following tables present data on impaired loans at March 31, 2013 and December 31, 2012.

	As of or for the Three Months Ended March 31, 2013
	Recorded Investment	Unpaid Principal	Reserve	Cumulative Charge-Offs	Average Recorded Investment	Interest Paid
	(In Thousands)
Total Impaired with Reserve
One- to four-family	$23,875	24,097	5,190	222	24,445	226
Over four-family	16,030	16,275	2,383	245	16,732	214
Home equity	1,463	1,463	951	—	1,539	10
Construction and land	2,315	2,315	377	—	2,315	15
Commercial real estate	228	594	228	366	594	—
Consumer	—	—	—	—	—	—
Commercial	1,352	1,352	331	—	1,352	3
	45,263	46,096	9,460	833	46,977	468

Total Impaired with no Reserve

One- to four-family	32,623	38,246	—	5,623	38,154	271
Over four-family	9,764	9,929	—	165	10,489	5
Home equity	758	924	—	166	934	3
Construction and land	2,114	3,579	—	1,465	3,579	1
Commercial real estate	437	461	—	24	472	2
Consumer	22	22	—	—	23	—
Commercial	—	—	—	—	—	—
	45,718	53,161	—	7,443	53,651	282

Total Impaired

One- to four-family	56,498	62,343	5,190	5,845	62,599	497
Over four-family	25,794	26,204	2,383	410	27,221	219
Home equity	2,221	2,387	951	166	2,473	13
Construction and land	4,429	5,894	377	1,465	5,894	16
Commercial real estate	665	1,055	228	390	1,066	2
Consumer	22	22	—	—	23	—
Commercial	1,352	1,352	331	—	1,352	3
	$90,981	99,257	9,460	8,276	100,628	750

	As of or for the Year Ended December 31, 2012
	Recorded Investment	Unpaid Principal	Reserve	Cumulative Charge-Offs	Average Recorded Investment	Interest Paid
	(In Thousands)
Total Impaired with Reserve
One- to four-family	$29,057	29,456	7,058	399	29,768	874
Over four-family	17,397	17,642	3,268	245	18,073	722
Home equity	1,544	1,544	1,033	—	1,615	74
Construction and land	2,316	2,316	377	—	2,316	78
Commercial real estate	813	1,179	341	366	1,748	50
Consumer	—	—	—	—	—	—
Commercial	1,352	1,352	331	—	1,352	42
	52,479	53,489	12,408	1,010	54,872	1,840

Total Impaired with no Reserve

One- to four-family	28,410	31,315	—	2,905	31,358	1,175
Over four-family	10,884	11,179	—	295	11,649	549
Home equity	583	749	—	166	755	14
Construction and land	2,154	3,655	—	1,501	3,656	5
Commercial real estate	437	461	—	24	473	12
Consumer	24	24	—	—	24	1
Commercial	—	—	—	—	—	—
	42,492	47,383	—	4,891	47,915	1,756

Total Impaired

One- to four-family	57,467	60,771	7,058	3,304	61,126	2,049
Over four-family	28,281	28,821	3,268	540	29,722	1,271
Home equity	2,127	2,293	1,033	166	2,370	88
Construction and land	4,470	5,971	377	1,501	5,972	83
Commercial real estate	1,250	1,640	341	390	2,221	62
Consumer	24	24	—	—	24	1
Commercial	1,352	1,352	331	—	1,352	42
	$94,971	100,872	12,408	5,901	102,787	3,596

The difference between a loan’s recorded investment and the unpaid principal balance represents a partial charge-off resulting from a confirmed loss due to the value of the collateral securing the loan being below the loan balance and management’s assessment that the full collection of the loan balance is not likely.

When a loan is considered impaired, interest payments received are treated as interest income on a cash basis as long as the remaining book value of the loan (i.e., after charge-off of all identified losses) is deemed to be fully collectible. If the remaining book value is not deemed to be fully collectible, all payments received are applied to unpaid principal. Determination as to the ultimate collectability of the remaining book value is supported by an updated credit department evaluation of the borrower’s financial condition and prospects for repayment, including consideration of the borrower’s sustained historical repayment performance and other relevant factors.

The determination as to whether an allowance is required with respect to impaired loans is based upon an analysis of the value of the underlying collateral and/or the borrower’s intent and ability to make all principal and interest payments in accordance with contractual terms.  The evaluation process is subject to the use of significant estimates and actual results could differ from estimates.  This analysis is primarily based upon third party appraisals and/or a discounted cash flow analysis.  In those cases in which no allowance has been provided for an impaired loan, the Company has determined that the estimated value of the underlying collateral exceeds the remaining outstanding balance of the loan.  Of the total $45.7 million of impaired loans as of March 31, 2013 for which no allowance has been provided, $7.4 million in charge-offs have been recorded to reduce the unpaid principal balance to an amount that is commensurate with the loan’s net realizable value, using the estimated fair value of the underlying collateral.  To the extent that further deterioration in property values continues, the Company may have to reevaluate the sufficiency of the collateral servicing these impaired loans resulting in additional provisions to the allowance for loans losses or charge-offs.

At March 31, 2013, total impaired loans includes $55.8 million of troubled debt restructurings.  Troubled debt restructurings involve granting concessions to a borrower experiencing financial difficulty by modifying the terms of the loan in an effort to avoid foreclosure.  The vast majority of debt restructurings include a modification of terms to allow for an interest only payment and/or reduction in interest rate.  The restructured terms are typically in place for six to twelve months.  At December 31, 2012, total impaired loans included $59.6 million of troubled debt restructurings.

The following presents data on troubled debt restructurings:

	As of March 31, 2013
	Accruing		Non-accruing		Total
	Amount	Number	Amount	Number	Amount	Number
	(dollars in thousands)

One- to four-family	$13,212	21	$15,942	85	$29,154	106
Over four-family	6,727	5	16,024	8	22,751	13
Home equity	—	—	975	3	975	3
Construction and land	2,171	2	78	1	2,249	3
Commercial real estate	—	—	665	2	665	2

	$22,110	28	$33,684	99	$55,794	127

	As of December 31, 2012
	Accruing		Non-accruing		Total
	Amount	Number	Amount	Number	Amount	Number
	(dollars in thousands)

One- to four-family	$9,921	17	$21,847	95	$31,768	112
Over four-family	3,917	4	20,030	13	23,947	17
Home equity	—	—	986	3	986	3
Construction and land	2,173	2	79	1	2,252	3
Commercial real estate	—	—	668	2	668	2
	$16,011	23	$43,610	114	$59,621	137

At March 31, 2013, $55.8 million in loans had been modified in troubled debt restructurings and $33.7 million of these loans were included in the non-accrual loan total.  The remaining $22.1 million, while meeting the internal requirements for modification in a troubled debt restructuring, were current with respect to payments under their original loan terms at the time of the restructuring and thus, continued to be included with accruing loans.  Provided these loans perform in accordance with the modified terms, they will continue to be accounted for on an accrual basis.

All loans that have been modified in a troubled debt restructuring are considered to be impaired.  As such, an analysis has been performed with respect to all of these loans to determine the need for a valuation reserve.  When a loan is expected to perform in accordance with the restructured terms and ultimately return to and perform under contract terms, a valuation allowance is established for an amount equal to the excess of the present value of the expected future cash flows under the original contract terms as compared with the modified terms, including an estimated default rate.  When there is doubt as to the borrower’s ability to perform under the restructured terms or ultimately return to and perform under market terms, a valuation allowance is established equal to the impairment when the carrying amount exceeds fair value of the underlying collateral.  As a result of the impairment analysis, a $4.4 million valuation allowance has been established as of March 31, 2013 with respect to the $55.8 million in troubled debt restructurings.  As of December 31, 2012, a $6.4 million valuation allowance had been established with respect to the $59.6 million in troubled debt restructurings.

After a troubled debt restructuring reverts to market terms, a minimum of six consecutive contractual payments must be received prior to consideration for a return to accrual status.  If an updated credit department review indicates no other evidence of elevated credit risk, the loan is returned to accrual status at that time.

The following presents troubled debt restructurings by concession type as of March 31, 2013 and December 31, 2012:

	As of March 31, 2013
	Performing in accordance with modified terms		In Default		Total
	Amount	Number	Amount	Number	Amount	Number
	(dollars in thousands)
Interest reduction and principal forbearance	$24,809	70	2,266	9	27,075	79
Principal forbearance	17,374	11	347	1	17,721	12
Interest reduction	7,694	10	3,304	26	10,998	36
	$49,877	91	5,917	36	55,794	127

	As of December 31, 2012
	Performing in accordance with modified terms		In Default		Total
	Amount	Number	Amount	Number	Amount	Number
	(dollars in thousands)
Interest reduction and principal forbearance	$26,051	77	2,770	11	28,821	88
Principal forbearance	17,574	11	348	1	17,922	12
Interest reduction	11,984	35	894	2	12,878	37
	$55,609	123	4,012	14	59,621	137

The following presents data on troubled debt restructurings as of March 31, 2013:

	For the Three Months Ended March 31, 2013		For the Three Months Ended March 31, 2012
	Amount	Number	Amount	Number
	(dollars in thousands)		(dollars in thousands)
Loans modified as a troubled debt restructure
One- to four-family	$343	3	$2,971	7
	$343	3	$2,971	7

Troubled debt restructuring modified within the past twelve months for which there was a default
One- to four-family	$—	—	$520	1
	$—	—	$520	1

There have been no troubled debt restructurings modified within the past twelve months for which there was a default.

The following table presents data on non-accrual loans as of March 31, 2013 and December 31, 2012:

	March 31,	December 31,
	2013	2012
	(Dollars in Thousands)
Non-accrual loans:
Residential
One- to four-family	$41,985	46,467
Over four-family	19,067	23,205
Home equity	1,539	1,578
Construction and land	2,175	2,215
Commercial real estate	665	668
Consumer	22	24
Commercial	511	511
Total non-accrual loans	$65,964	74,668

Total non-accrual loans to total loans receivable	5.86%	6.59%
Total non-accrual loans and performing troubled debt restructurings to total loans receivable	7.83%	8.00%
Total non-accrual loans to total assets	4.05%	4.50%

3)             Loans Receivable

Loans receivable at December 31, 2012 and 2011 are summarized as follows:

	December 31,
	2012	2011
	(In Thousands)
Mortgage loans:
Residential real estate:
One- to four-family	$460,821	496,736
Over four-family	514,363	552,240
Home equity	36,494	38,599
Construction and land	33,818	39,528
Commercial real estate	65,495	65,434
Consumer	132	109
Commercial loans	22,549	24,018
Total loans receivable	$1,133,672	1,216,664

The Company provides several types of loans to its customers, including residential, construction, commercial and consumer loans.  Significant loan concentrations are considered to exist for a financial institution when there are amounts loaned to one borrower or to multiple borrowers engaged in similar activities that would cause them to be similarly impacted by economic or other conditions.  While credit risks tend to be geographically concentrated in the Company’s Milwaukee metropolitan area and while 89.2% of the Company’s loan portfolio involves loans that are secured by residential real estate, there are no concentrations with individual or groups of related borrowers.  While the real estate collateralizing these loans is primarily residential in nature, it ranges from owner-occupied single family homes to large apartment complexes.  In addition, real estate collateralizing $81.1 million or 7.2% of total mortgage loans is located outside of the state of Wisconsin.

During the year ended December 31, 2012, $1.75 billion in residential loans were originated for sale.  During the same period, sales of loans held for sale totaled $1.70 billion, generating mortgage banking income of $87.4 million.   During the year ended December 31, 2011, the Company began selectively selling loans on a servicing retained basis.  The unpaid principal balance of loans serviced for others was $635.8 million and $29.9 million at December 31, 2012 and December 31, 2011, respectively. These loans are not reflected in the consolidated statements of financial condition.

Qualifying loans receivable totaling $801.6 million and $715.7 million are pledged as collateral against $350.0 million in outstanding Federal Home Loan Bank of Chicago advances under a blanket security agreement at both December 31, 2012 and December 31, 2011.

An analysis of past due loans receivable as of December 31, 2012 and 2011 follows:

	As of December 31, 2012
	1-59 Days Past Due (1)	60-89 Days Past Due (2)	Greater Than 90 Days	Total Past Due	Current (3)	Total Loans
	(In Thousands)
Mortgage loans:
Residential real estate:
One- to four-family	$11,745	5,402	29,259	46,406	414,415	460,821
Over four-family	3,543	1,498	18,336	23,377	490,986	514,363
Home equity	416	111	404	931	35,563	36,494
Construction and land	87	—	2,180	2,266	31,552	33,818
Commercial real estate	290	—	668	959	64,536	65,495
Consumer	—	—	—	—	132	132
Commercial loans	—	—	511	511	22,038	22,549
Total	$16,081	7,011	51,358	74,450	1,059,222	1,133,672

	As of December 31, 2011
	1-59 Days Past Due (1)	60-89 Days Past Due (2)	Greater Than 90 Days	Total Past Due	Current (3)	Total Loans
	(In Thousands)
Mortgage loans:
Residential real estate:
One- to four-family	$12,650	5,536	40,001	58,187	438,549	496,736
Over four-family	13,044	2,630	8,946	24,620	527,620	552,240
Home equity	1,982	131	290	2,403	36,196	38,599
Construction and land	49	155	6,790	6,994	32,534	39,528
Commercial real estate	70	—	515	585	64,849	65,434
Consumer	8	—	—	8	101	109
Commercial loans	543	—	70	613	23,405	24,018
Total	$28,346	8,452	56,612	93,410	1,123,254	1,216,664

(1)         Includes $2.4 million and $4.6 million for December 31, 2012 and 2011, respectively, which are on non-accrual status.

(2)         Includes $2.8 million and $1.4 million for December 31, 2012 and 2011, respectively, which are on non-accrual status.

(3)         Includes $18.2 million and $15.7 million for December 31, 2012 and 2011, respectively, which are on non-accrual status.

As of December 31, 2012 and 2011, there are no loans that are 90 or more days past due and still accruing interest.

A summary of the activity for the years ended December 31, 2012, 2011 and 2010 in the allowance for loan losses follows:

	One- to Four- Family	Over Four Family	Home Equity	Construction and Land	Commercial Real Estate	Consumer	Commercial	Total
	(In Thousands)
Year ended December 31, 2012
Balance at beginning of period	$17,475	8,252	1,998	2,922	941	28	814	32,430
Provision for loan losses	6,149	534	559	(181)	1,500	6	(267)	8,300
Charge-offs	(6,472)	(1,108)	(485)	(1,668)	(1,182)	(4)	(59)	(10,978)
Recoveries	667	56	25	250	—	—	293	1,291
Balance at end of period	$17,819	7,734	2,097	1,323	1,259	30	781	31,043

Year ended December 31, 2011
Balance at beginning of period	$16,150	6,877	1,196	3,252	671	28	1,001	29,175
Provision for loan losses	12,567	5,331	1,429	1,346	998	9	397	22,077
Charge-offs	(11,553)	(3,996)	(634)	(1,745)	(734)	(10)	(619)	(19,291)
Recoveries	311	40	7	69	6	1	35	469
Balance at end of period	$17,475	8,252	1,998	2,922	941	28	814	32,430

Year ended December 31, 2010
Balance at beginning of period	$17,875	5,208	1,642	2,635	720	43	371	28,494
Provision for loan losses	15,054	5,053	170	2,934	525	(3)	2,099	25,832
Charge-offs	(16,906)	(3,439)	(619)	(2,319)	(575)	(13)	(1,470)	(25,341)
Recoveries	127	55	3	2	1	1	1	190
Balance at end of period	$16,150	6,877	1,196	3,252	671	28	1,001	29,175

A summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class as of the year ended December 31, 2012 follows:

	One- to Four- Family	Over Four Family	Home Equity	Construction and Land	Commercial Real Estate	Consumer	Commercial	Total
	(In Thousands)
Allowance related to loans individually evaluated for impairment	$7,058	3,268	1,033	377	341	—	331	12,408
Allowance related to loans collectively evaluated for impairment	10,761	4,466	1,064	946	918	30	450	18,635

Balance at end of period	$17,819	7,734	2,097	1,323	1,259	30	781	31,043

Loans individually evaluated for impairment	$57,467	28,281	2,127	4,470	1,250	24	1,352	94,971

Loans collectively evaluated for impairment	403,354	486,082	34,367	29,348	64,245	108	21,197	1,038,701
Total gross loans	$460,821	514,363	36,494	33,818	65,495	132	22,549	1,133,672

A summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class as of the year ended December 31, 2011 follows:

	One- to Four- Family	Over Four Family	Home Equity	Construction and Land	Commercial Real Estate	Consumer	Commercial	Total
	(In Thousands)
Allowance related to loans individually evaluated for impairment	$5,707	3,719	803	2,077	—	—	269	12,575
Allowance related to loans collectively evaluated for impairment	11,768	4,533	1,195	845	941	28	545	19,855

Balance at end of period	$17,475	8,252	1,998	2,922	941	28	814	32,430

Loans individually evaluated for impairment	$68,321	40,783	2,227	8,436	515	—	1,115	121,397

Loans collectively evaluated for impairment	428,415	511,457	36,372	31,092	64,919	109	22,903	1,095,267
Total gross loans	$496,736	552,240	38,599	39,528	65,434	109	24,018	1,216,664

The following table presents information relating to the Company’s internal risk ratings of its loans receivable as of December 31, 2012 and 2011:

	One- to Four- Family	Over Four Family	Home Equity	Construction and Land	Commercial Real Estate	Consumer	Commercial	Total
	(In Thousands)
At December 31, 2012

Substandard	$53,242	24,767	2,913	3,705	1,251	23	1,365	87,266

Watch	17,082	14,157	606	2,803	1,234	—	964	36,846

Pass	390,497	475,439	32,975	27,310	63,010	109	20,220	1,009,560
	$460,821	514,363	36,494	33,818	65,495	132	22,549	1,133,672

	(In Thousands)
At December 31, 2011

Substandard	$68,566	37,502	3,188	8,436	1,114	—	1,116	119,922

Watch	14,341	16,993	721	6,199	1,549	—	1,108	40,911

Pass	413,829	497,745	34,690	24,893	62,771	109	21,794	1,055,831
	$496,736	552,240	38,599	39,528	65,434	109	24,018	1,216,664

Factors that are important to managing overall credit quality include sound loan underwriting and administration, systematic monitoring of existing loans and commitments, effective loan review on an ongoing basis, early identification of potential problems, an allowance for loan losses, and sound non-accrual and charge-off policies.  Our underwriting policies require an officers’ loan committee review and approval of all loans in excess of $500,000.  In addition, an independent loan review function exists for all loans.  Our ability to manage credit risk depends in large part on our ability to properly identify and manage problem loans.  To do so, we maintain a loan review system under which our credit management personnel review non-owner occupied one- to four-family, over four-family, construction and land, commercial real estate and commercial loans that individually, or as part of an overall borrower relationship exceed $1.0 million in potential exposure.  Loans meeting these criteria are reviewed on an annual basis, or more frequently, if the loan renewal is less than one year.  With respect to this review process, management has determined that pass loans include loans that exhibit acceptable financial statements, cash flow and leverage.  Watch loans have potential weaknesses that deserve management’s attention, and if left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the credit.  Substandard loans are considered inadequately protected by the current net worth and paying capacity of the obligor or the collateral pledged.  These loans generally have a well-defined weakness that may jeopardize liquidation of the debt and are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.  Finally, a loan is considered to be impaired when it is probable that the Bank will not be able to collect all amounts due according to the contractual terms of the loan agreement. Management has determined that all non-accrual loans and loans modified under troubled debt restructurings meet the definition of an impaired loan.

The Company’s procedures dictate that an updated valuation must be obtained with respect to underlying collateral at the time a loan is deemed impaired.  Updated valuations may also be obtained upon transfer from loans receivable to real estate owned based upon the age of the prior appraisal, changes in market conditions or known changes to the physical condition of the property.

Estimated fair values are reduced to account for sales commissions, broker fees, unpaid property taxes and additional selling expenses to arrive at an estimated net realizable value.  The adjustment factor is based upon the Company’s actual experience with respect to sales of real estate owned over the prior two years.  In situations in which we are placing reliance on an appraisal that is more than one year old, an additional adjustment factor is applied to account for downward market pressure since the date of appraisal.  The additional adjustment factor is based upon relevant sales data available for our general operating market as well as company-specific historical net realizable values as compared to the most recent appraisal prior to disposition.

With respect to over-four family income producing real estate, appraisals are reviewed and estimated collateral values are adjusted by updating significant appraisal assumptions to reflect current real estate market conditions.  Significant assumptions reviewed and updated include the capitalization rate, rental income and operating expenses.  These adjusted assumptions are based upon recent appraisals received on similar properties as well as on actual experience related to real estate owned and currently under Company management.

The following tables present data on impaired loans at December 31, 2012 and 2011.

	As of or for the Year Ended December 31, 2012
	Recorded Investment	Unpaid Principal	Reserve	Cumulative Charge-Offs	Average Recorded Investment	Int Paid YTD
Total Impaired with Reserve
One- to four-family	$29,057	29,456	7,058	399	29,768	874
Over four-family	17,397	17,642	3,268	245	18,073	722
Home equity	1,544	1,544	1,033	—	1,615	74
Construction and land	2,316	2,316	377	—	2,316	78
Commercial real estate	813	1,179	341	366	1,748	50
Consumer	—	—	—	—	—	—
Commercial	1,352	1,352	331	—	1,352	42
	$52,479	53,489	12,408	1,010	54,872	1,840

Total Impaired with no Reserve

One- to four-family	$28,410	31,315	—	2,905	31,358	1,175
Over four-family	10,884	11,179	—	295	11,649	549
Home equity	583	749	—	166	755	14
Construction and land	2,154	3,655	—	1,501	3,656	5
Commercial real estate	437	461	—	24	473	12
Consumer	24	24	—	—	24	1
Commercial	—	—	—	—	—	—
	$42,492	47,383	—	4,891	47,915	1,756

Total Impaired

One- to four-family	$57,467	60,771	7,058	3,304	61,126	2,049
Over four-family	28,281	28,821	3,268	540	29,722	1,271
Home equity	2,127	2,293	1,033	166	2,370	88
Construction and land	4,470	5,971	377	1,501	5,972	83
Commercial real estate	1,250	1,640	341	390	2,221	62
Consumer	24	24	—	—	24	1
Commercial	1,352	1,352	331	—	1,352	42
	$94,971	100,872	12,408	5,901	102,787	3,596

The difference between a loan’s recorded investment and the unpaid principal balance represents a partial charge-off resulting from a confirmed loss due to the value of the collateral securing the loan being below the loan balance and management’s assessment that the full collection of the loan balance is not likely.

When a loan is considered impaired, interest payments received are treated as interest income on a cash basis as long as the remaining book value of the loan (i.e., after charge-off of all identified losses) is deemed to be fully collectible. If the remaining book value is not deemed to be fully collectible, all payments received are applied to unpaid principal. Determination as to the ultimate collectability of the remaining book value is supported by an updated credit department evaluation of the borrower’s financial condition and prospects for repayment, including consideration of the borrower’s sustained historical repayment performance and other relevant factors.

	As of or for the Year Ended December 31, 2011
	Recorded Investment	Unpaid Principal	Reserve	Cumulative Charge-Offs	Average Recorded Investment	Int Paid YTD
Total Impaired with Reserve
One- to four-family	$25,735	25,913	5,707	178	26,093	579
Over four-family	21,268	21,648	3,719	380	21,846	761
Home equity	1,428	1,428	803	—	1,448	2
Construction and land	6,543	6,543	2,077	—	6,543	113
Commercial real estate	—	—	—	—	—	—
Commercial	1,033	1,033	269	—	1,037	42
	$56,007	56,565	12,575	558	56,967	1,497

Total Impaired with no Reserve

One- to four-family	$42,586	48,482	—	5,896	48,552	1,448
Over four-family	19,515	21,264	—	1,749	21,535	780
Home equity	799	799	—	—	833	3
Construction and land	1,893	3,413	—	1,520	3,413	60
Commercial real estate	515	539	—	24	538	17
Commercial	82	100	—	18	90	—
	$65,390	74,597	—	9,207	74,961	2,308

Total Impaired

One- to four-family	$68,321	74,395	5,707	6,074	74,645	2,027
Over four-family	40,783	42,912	3,719	2,129	43,381	1,541
Home equity	2,227	2,227	803	—	2,281	5
Construction and land	8,436	9,956	2,077	1,520	9,956	173
Commercial real estate	515	539	—	24	538	17
Commercial	1,115	1,133	269	18	1,127	42
	$121,397	131,162	12,575	9,765	131,928	3,805

The determination as to whether an allowance is required with respect to impaired loans is based upon an analysis of the value of the underlying collateral and/or the borrower’s intent and ability to make all principal and interest payments in accordance with contractual terms.  The evaluation process is subject to the use of significant estimates and actual results could differ from estimates.  This analysis is primarily based upon third party appraisals and/or a discounted cash flow analysis.  In those cases in which no allowance has been provided for an impaired loan, the Company has determined that the estimated value of the underlying collateral exceeds the remaining outstanding balance of the loan.  Of the total $42.5 million of impaired loans as of December 31, 2012 for which no allowance has been provided, $4.9 million in charge-offs have been recorded to reduce the unpaid principal balance to an amount that is commensurate with the loan’s net realizable value, using the estimated fair value of the underlying collateral.  To the extent that further deterioration in property values continues, the Company may have to reevaluate the sufficiency of the collateral servicing these impaired loans resulting in additional provisions to the allowance for loans losses or charge-offs.

The following presents data on troubled debt restructurings:

	As of December 31, 2012
	Accruing		Non-accruing		Total
	Amount	Number	Amount	Number	Amount	Number
	(dollars in thousands)

One- to four-family	$9,921	17	$21,847	95	$31,768	112
Over four-family	3,917	4	20,030	13	23,947	17
Home equity	—	—	986	3	986	3
Construction and land	2,173	2	79	1	2,252	3
Commercial real estate	—	—	668	2	668	2

	$16,011	23	$43,610	114	$59,621	137

	As of December 31, 2011
	Accruing		Non-accruing		Total
	Amount	Number	Amount	Number	Amount	Number
	(dollars in thousands)

One- to four-family	$8,293	26	$26,773	93	$35,066	119
Over four-family	14,845	13	2,453	8	17,298	21
Home equity	43	1	1,024	4	1,067	5
Construction and land	1,408	1	79	1	1,487	2
Commercial real estate	—	—	452	1	452	1
Commercial	—	—	42	2	42	2

	$24,589	41	$30,823	109	$55,412	150

Troubled debt restructurings involve granting concessions to a borrower experiencing financial difficulty by modifying the terms of the loan in an effort to avoid foreclosure.  Typical restructured terms include six to twelve months of principal forbearance, a reduction in interest rate or both.  In no instances have the restructured terms included a reduction of outstanding principal balance.  At December 31, 2012, $59.6 million in loans had been modified in troubled debt restructurings and $43.6 million of these loans were included in the non-accrual loan total.  The remaining $16.0 million, while meeting the internal requirements for modification in a troubled debt restructuring, were current with respect to payments under their original loan terms at the time of the restructuring and thus, continued to be included with accruing loans.  Provided these loans perform in accordance with the modified terms, they will continue to be accounted for on an accrual basis.

All loans that have been modified in a troubled debt restructuring are considered to be impaired.  As such, an analysis has been performed with respect to all of these loans to determine the need for a valuation reserve.  When a loan is expected to perform in accordance with the restructured terms and ultimately return to and perform under contract terms, a valuation allowance is established for an amount equal to the excess of the present value of the expected future cash flows under the original contract terms as compared with the modified terms, including an estimated default rate.  When there is doubt as to the borrower’s ability to perform under the restructured terms or ultimately return to and perform under market terms, a valuation allowance is established equal to the impairment when the carrying amount exceeds fair value of the underlying collateral.  As a result of the impairment analysis, a $6.4 million valuation allowance has been established as of December 31, 2012 with respect to the $59.6 million in troubled debt restructurings.  As of December 31, 2011, $6.2 million in valuation allowance had been established with respect to the $55.4 million in troubled debt restructurings.

After a troubled debt restructuring reverts to market terms, a minimum of six consecutive contractual payments must be received prior to consideration for a return to accrual status.  If an updated credit department review indicates no other evidence of elevated credit risk, the loan is returned to accrual status at that time.

The following presents troubled debt restructurings by concession type at December 31, 2012 and 2011:

	As of December 31, 2012
	Performing in accordance with modified terms		In Default		Total
	Amount	Number	Amount	Number	Amount	Number
	(dollars in thousands)
Interest reduction and principal forebearance	$26,051	77	2,770	11	28,821	88
Principal forebearance	17,574	11	348	1	17,922	12
Interest reduction	11,984	35	894	2	12,878	37
	$55,609	123	4,012	14	59,621	137

	As of December 31, 2011
	Performing in accordance with modified terms		In Default		Total
	Amount	Number	Amount	Number	Amount	Number
	(dollars in thousands)
Interest reduction and principal forebearance	$22,752	61	6,564	22	29,316	83
Principal forebearance	3,894	29	1,771	9	5,665	38
Interest reduction	20,006	27	425	2	20,431	29
	$46,652	117	8,760	33	55,412	150

The following presents data on troubled debt restructurings:

	For the Year Ended
	December 31, 2012		December 31, 2011
	Amount	Number	Amount	Number
	(dollars in thousands)		(dollars in thousands)
Loans modified as a troubled debt restructure
One- to four-family	$14,821	27	$23,049	86
Over four-family	18,520	8	10,340	12
Home equity	12	1	1,062	3
Land and construction	764	1	—	—
	$34,117	37	$34,451	101

Troubled debt restructuring modified within the past twelve months for which there was a default
One- to four-family	—	—	$702	6
	$—	—	$702	6

The following table presents data on non-accrual loans:

	As of December 31,
	2012	2011
	(Dollars in Thousands)
Residential
One- to four-family	$46,467	$55,609
Over four-family	23,205	13,680
Home equity	1,578	1,334
Construction and land	2,215	6,946
Commercial real estate	668	514
Commercial	511	135
Consumer	24	—
Total non-accrual loans	$74,668	$78,218

Total non-accrual loans to total loans, net	6.59%	6.43%
Total non-accrual loans and performing troubled debt restructurings to total loans receivable	8.00%	8.45%
Total non-accrual loans to total assets	4.50%	4.57%

Office Properties and Equipment	12 Months Ended
Dec. 31, 2012
Office Properties and Equipment [Abstract]
Office Properties and Equipment

4)             Office Properties and Equipment

Office properties and equipment are summarized as follows:

	December 31,
	2012	2011
	(In Thousands)

Land	$6,836	6,959
Office buildings and improvements	29,652	29,583
Furniture and equipment	12,347	10,679
	48,835	47,221
Less accumulated depreciation	(21,900)	(19,865)
	$26,935	27,356

Depreciation of premises and equipment totaled $2.1 million, $1.8 million and $1.9 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company and certain subsidiaries are obligated under non-cancelable operating leases for other facilities and equipment.  Rent and equipment lease expense totaled $2.8 million, $2.6 million and $1.9 million for the years ended December 31, 2012, 2011 and 2010, respectively.  The appropriate minimum annual commitments under all non-cancelable lease agreements as of December 31, 2012 are as follows:

Operating
leases
(In Thousands)
Within one year	$1,664
One to two years	916
Two to three years	390
Three to four years	230
Four through five years	23
After five years	—
Total	$3,223

Real Estate Owned	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Real Estate Owned [Abstract]
Real Estate Owned

Note 4— Real Estate Owned

Real estate owned is summarized as follows:

	March 31,	December 31,
	2013	2012
	(In Thousands)

One- to four-family	$15,348	17,353
Over four-family	7,849	9,890
Construction and land	6,048	7,029
Commercial real estate	1,554	1,702
	$30,799	35,974

The following table presents the activity in the Company’s real estate owned:

	Three months ended March 31,
	2013	2012
	(In Thousands)
Real estate owned at beginning of the period	$35,974	56,670
Transferred from loans receivable	2,734	6,349
Sales	(7,680)	(6,122)
Write downs	(480)	(875)
Other	251	(12)
Real estate owned at the end of the period	$30,799	56,010

5)             Real Estate Owned

Real estate owned is summarized as follows:

	December 31,
	2012	2011
	(In Thousands)

One- to four-family	$17,353	27,449
Over four-family	9,890	16,231
Construction and land	7,029	8,796
Commercial real estate	1,702	4,194
	$35,974	56,670

The following table presents the activity in real estate owned:

	Year Ended December 31,
	2012	2011
	(In Thousands)

Real estate owned at beginning of period	$56,670	57,752
Transferred in from loans receivable	22,282	28,259
Sales	(35,159)	(22,432)
Write downs	(7,562)	(6,825)
Other activity	(257)	(84)
Real estate owned at end of period	$35,974	56,670

Mortgage Servicing Rights	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Mortgage Servicing Rights [Abstract]
Mortgage Servicing Rights

Note 5— Mortgage Servicing Rights

The following table presents the activity in the Company’s mortgage servicing rights:

	Three months ended March 31,
	2013	2012
	(In Thousands)
Mortgage servicing rights at beginning of the period	$3,220	198
Additions	958	439
Amortization	(269)	(22)
Mortgage servicing rights at end of the period	3,909	615
Valuation allowance at end of period	—	—
Mortgage servicing rights at the end of the period, net	$3,909	615

The following table shows the estimated future amortization expense for mortgage servicing rights for the periods indicated:

		March 31,
		2013
		(In Thousands)
Estimate for the period ended December 31:	2013	$862
	2014	935
	2015	765
	2016	597
	2017	429
	Thereafter	321
	Total	$3,909

6)             Mortgage Servicing Rights

The following table presents the activity related to the Company’s mortgage servicing rights:

	Year ended December 31,
	2012	2011
	(In Thousands)
Mortgage servicing rights at beginning of the period	$198	$42
Additions	3,411	169
Amortization	(389)	(13)
Mortgage servicing rights at end of the period	3,220	198
Valuation allowance at end of period	—	—
Mortgage servicing rights at the end of the period, net	$3,220	$198

The following table shows the estimated future amortization expense for mortgage servicing rights at December 31, 2012 for the periods indicated:

		(In Thousands)
Estimate for the years ended December 31:	2013	890
	2014	747
	2015	603
	2016	459
	2017	316
	Thereafter	205
	Total	3,220

Deposits	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Deposits [Abstract]
Deposits

Note 6— Deposits

A summary of the contractual maturities of time deposits at March 31, 2013 is as follows:

(In Thousands)

Within one year	$452,351
More than one to two years	214,086
More than two to three years	12,571
More than three to four years	10,869
More than four through five years	22,490
After five years	26
$712,393

7)             Deposits

At December 31, 2012 and 2011, time deposits with balances greater than $100,000 amounted to $193.6 million and $232.8 million, respectively.

A summary of interest expense on deposits is as follows:

	Years ended December 31,
	2012	2011	2010
	(In Thousands)

Interest-bearing demand deposits	$23	30	37
Money market and savings deposits	272	369	493
Time deposits	9,182	14,890	20,459
	$9,477	15,289	20,989

A summary of the contractual maturities of time deposits at December 31, 2012 is as follows:

(In Thousands)
Within one year	$454,561
One to two years	236,816
Two to three years	15,006
Three to four years	6,269
Four through five years	24,248
After five years	20
$736,920

Borrowings	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Borrowings [Abstract]
Borrowings

Note 7— Borrowings

Borrowings consist of the following:

		March 31, 2013		December 31, 2012
			Weighted		Weighted
			Average		Average
		Balance	Rate	Balance	Rate
		(Dollars in Thousands)
Short term:
Short-term repurchase agreements		$45,324	3.22%	45,888	3.09%

Long term:
Federal Home Loan Bank, Chicago advances maturing:
	2016	220,000	4.34%	220,000	4.34%
	2017	65,000	3.19%	65,000	3.19%
	2018	65,000	2.97%	65,000	2.97%

Repurchase agreements maturing	2017	84,000	3.96%	84,000	3.96%
		$479,324	3.83%	479,888	3.82%

The short-term repurchase agreements represent the outstanding portion of a total $90.0 million commitment with two unrelated banks.  The short-term repurchase agreements are utilized by Waterstone Mortgage Corporation to finance loans originated for sale.  These agreements are secured by the underlying loans being financed.  Related interest rates are based upon the note rate associated with the loans being financed.  The first of the two short-term repurchase agreements has an outstanding balance of $29.8 million, a rate of 2.95% and a total commitment of $40.0 million at March 31, 2013.  The second short-term repurchase agreement has an outstanding balance of $15.5 million, a rate of 3.75% and a total commitment of $50.0 million at March 31, 2013.

The $220.0 million in advances due in 2016 consist of eight advances with fixed rates ranging from 4.01% to 4.82% callable quarterly until maturity.

The $65.0 million in advances due in 2017 consist of three advances with fixed rates ranging from 3.09% to 3.46% callable quarterly until maturity.

The $65.0 million in advances due in 2018 consist of three advances with fixed rates ranging from 2.73% to 3.11% callable quarterly until maturity.

The $84.0 million in repurchase agreements have fixed rates ranging from 2.89% to 4.31% callable quarterly until their maturity in 2017.  The repurchase agreements are collateralized by securities available for sale with an estimated fair value of $100.7 million at March 31, 2013 and $101.9 million at December 31, 2012.

The Company selects loans that meet underwriting criteria established by the Federal Home Loan Bank Chicago (FHLBC) as collateral for outstanding advances. The Company’s borrowings at the FHLBC are limited to 75% of the carrying value of unencumbered one- to four-family mortgage loans, 40% of the carrying value of home equity loans and 60% of the carrying value of over four-family loans. In addition, these advances are collateralized by FHLBC stock of $20.2 million at both March 31, 2013 and December 31, 2012. In the event of prepayment, the Company is obligated to pay all remaining contractual interest on the advance.

8)             Borrowings

Borrowings consist of the following:

	December 31, 2012		December 31, 2011
		Weighted		Weighted
		Average		Average
	Balance	Rate	Balance	Rate
	(In Thousands)

Short-term repurchase agreements	$45,888	3.09%	27,138	4.50%

Federal Home Loan Bank advances maturing:
2016	220,000	4.34%	220,000	4.34%
2017	65,000	3.19%	65,000	3.19%
2018	65,000	2.97%	65,000	2.97%

Repurchase agreements maturing:
2017	84,000	3.96%	84,000	3.96%
	$479,888	3.82%	461,138	3.93%

The short-term repurchase agreements represent the outstanding portion of a total $90.0 million commitment with two unrelated banks.  The short-term repurchase agreements are utilized by Waterstone Mortgage Corporation to finance loans originated for sale.  These agreements are secured by the underlying loans being financed.  Related interest rates are based upon the note rate associated with the loans being financed.  The first of short-term repurchase agreements has an outstanding balance of $38.1 million, a rate of 2.96% and a total commitment of $40.0 million at December 31, 2012.  The second short-term repurchase agreement has an outstanding balance of $7.8 million, a rate of 3.75% and a total commitment of $50.0 million at December 31, 2012.

The $220.0 million in advances due in 2016 consist of eight advances with fixed rates ranging from 4.01% to 4.82% callable quarterly until maturity.

The $65.0 million in advances due in 2017 consist of three advances with fixed rates ranging from 3.09% to 3.46% callable quarterly until maturity.

The $65.0 million in advances due in 2018 consist of three advances with fixed rates ranging from 2.73% to 3.11% callable quarterly until maturity.

The $84.0 million in repurchase agreements have fixed rates ranging from 2.89% to 4.31% callable quarterly until their maturity in 2017.  The repurchase agreements are collateralized by securities available for sale with an estimated fair value of $101.9 million at December 31, 2012.

The Company selects loans that meet underwriting criteria established by the Federal Home Loan Bank Chicago (FHLBC) as collateral for outstanding advances. The Company’s borrowings at the FHLBC are limited to 75% of the carrying value of unencumbered one- to four-family mortgage loans, 40% of the carrying value of home equity loans and 60% of the carrying value of over four-family loans. In addition, these advances are collateralized by FHLBC stock of $20.2 million at December 31, 2012 and $21.7 million at December 31, 2011. In the event of prepayment, the Company is obligated to pay all remaining contractual interest on the advance.

Regulatory Capital	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Regulatory Capital [Abstract]
Regulatory Capital

Note 8 — Regulatory Capital

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements, or overall financial performance deemed by the regulators to be inadequate, can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance-sheet items, as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined) and of Tier I capital (as defined) to average assets (as defined). As of March 31, 2013, the Bank meets all capital adequacy requirements to which it is subject.

On November 25, 2009, pursuant to a Stipulation and Consent to the Issuance of a Consent Order, WaterStone Bank agreed to the issuance of a Consent Order jointly issued by the Federal Deposit Insurance Corporation and the WDFI, WaterStone Bank’s primary banking regulators.  At the same time, pursuant to a Stipulation and Consent to Issuance of Order to Cease and Desist, Waterstone Financial, Inc. agreed to the issuance of an Order to Cease and Desist by the Office of Thrift Supervision, Waterstone Financial Inc.’s thrift holding company regulator at the time.  The Order issued by the Office of Thrift Supervision requires, among other things, that WaterStone Bank maintain minimum Tier 1 capital of 8.5% of total average assets and minimum total risk-based capital of 12.0% of risk-weighted assets.  Effective December 11, 2012, the WDFI and the Federal Deposit Insurance Corporation terminated the Order issued to WaterStone Bank.  The terminated Order was replaced with a memorandum of understanding that requires, among other things, maintenance of a minimum Tier I capital of 8.0% and a minimum total risk based capital ratio of 12.0%, and also prohibits dividend payments without prior regulatory non-objection.  Waterstone Financial, Inc. remains subject to its Order issued by the Office of Thrift Supervision, through enforcement by the Federal Reserve Board, as the successor holding company regulator to the Office of Thrift Supervision.  At March 31, 2013, the Company is in compliance with all requirements of the memorandum of understanding and order to cease and desist.

As of March 31, 2013 the most recent notification from the Federal Deposit Insurance Corporation categorized the Bank as quantitatively “well capitalized” under the regulatory framework for prompt corrective action. To be categorized as “well capitalized,” the Bank must maintain minimum total risk-based, Tier I risk-based and Tier I leverage ratios, as set forth in the table below. There are no conditions or events since that notification that management believes have changed the Bank’s category.

As a state-chartered savings bank, the Bank is required to meet minimum capital levels established by the state of Wisconsin in addition to federal requirements. For the state of Wisconsin, regulatory capital consists of retained income, paid-in-capital, capital stock equity and other forms of capital considered to be qualifying capital by the Federal Deposit Insurance Corporation.

The actual and required capital amounts and ratios for the Bank as of March 31, 2013 and December 31, 2012 are presented in the table below:

	March 31, 2013
					To Be Well-Capitalized
			For Capital		Under Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars In Thousands)

Total capital (to risk-weighted assets)	$205,635	18.75%	87,726	8.00%	109,657	10.00%
Tier I capital (to risk-weighted assets)	191,736	17.49%	43,863	4.00%	65,794	6.00%
Tier I capital (to average assets)	191,736	11.79%	65,061	4.00%	81,326	5.00%
State of Wisconsin (to total assets)	191,736	11.82%	97,339	6.00%	N/A	N/A

	December 31, 2012
	(Dollars In Thousands)
Total capital (to risk-weighted assets)	$199,098	17.34%	91,844	8.00%	114,806	10.00%
Tier I capital (to risk-weighted assets)	184,542	16.07%	45,922	4.00%	68,883	6.00%
Tier I capital (to average assets)	184,542	11.13%	66,312	4.00%	82,890	5.00%
State of Wisconsin (to total assets)	184,542	11.15%	99,305	6.00%	N/A	N/A

9)             Regulatory Capital

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements, or overall financial performance deemed by the regulators to be inadequate, can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance-sheet items, as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined) and of Tier I capital (as defined) to average assets (as defined). Management believes, as of December 31, 2012, that the Bank meets all capital adequacy requirements to which it is subject.

On November 25, 2009, pursuant to a Stipulation and Consent to the Issuance of a Consent Order, WaterStone Bank agreed to the issuance of a Consent Order jointly issued by the Federal Deposit Insurance Corporation and the WDFI, WaterStone Bank’s primary banking regulators.  At the same time, pursuant to a Stipulation and Consent to Issuance of Order to Cease and Desist, Waterstone Financial, Inc. agreed to the issuance of an Order to Cease and Desist by the Office of Thrift Supervision, Waterstone Financial Inc.’s thrift holding company regulator at the time.  The Order issued by the Office of Thrift Supervision requires, among other things, that WaterStone Bank maintain minimum Tier 1 capital of 8.5% of total average assets and minimum total risk-based capital of 12.0% of risk-weighted assets.  Effective December 11, 2012, the WDFI and the Federal Deposit Insurance Corporation terminated the Order issued to WaterStone Bank.  The terminated Order was replaced with a memorandum of understanding that requires, among other things, maintenance of a minimum Tier I capital of 8.0% and a minimum total risk based capital ratio of 12.0%, and also prohibits dividend payments without prior regulatory non-objection.  Waterstone Financial, Inc. remains subject to its Order issued by the Office of Thrift Supervision, through enforcement by the Federal Reserve Board, as the successor holding company regulator to the Office of Thrift Supervision.  At December 31, 2012, the Company is in compliance with all requirements of the memorandum of understanding and order to cease and desist.

As of December 31, 2012 the most recent notification from the Federal Deposit Insurance Corporation categorized the Bank as quantitatively “well capitalized” under the regulatory framework for prompt corrective action. To be categorized as “well capitalized,” the Bank must maintain minimum total risk-based, Tier I risk-based and Tier I leverage ratios, as set forth in the table below. There are no conditions or events since that notification that management believes have changed the Bank’s category.

As a state-chartered savings bank, the Bank is required to meet minimum capital levels established by the state of Wisconsin in addition to federal requirements. For the state of Wisconsin, regulatory capital consists of retained income, paid-in-capital, capital stock equity and other forms of capital considered to be qualifying capital by the Federal Deposit Insurance Corporation.

The actual and required capital amounts and ratios for the Bank as of December 31, 2012 and 2011 are presented in the table below:

	December 31, 2012
					To Be Well-Capitalized
			For Capital		Under Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars In Thousands)

WaterStone Bank
Total capital (to risk-weighted assets)	$199,098	17.34%	91,844	8.00%	114,806	10.00%
Tier I capital (to risk-weighted assets)	184,542	16.07%	45,922	4.00%	68,883	6.00%
Tier I capital (to average assets)	184,542	11.13%	66,312	4.00%	82,890	5.00%
State of Wisconsin (to total assets)	184,542	11.15%	99,305	6.00%	N/A	N/A

	December 31, 2011

WaterStone Bank
Total capital (to risk-weighted assets)	$174,144	14.58%	95,579	8.00%	119,474	10.00%
Tier I capital (to risk-weighted assets)	158,994	13.31%	47,790	4.00%	71,684	6.00%
Tier I capital (to average assets)	158,994	9.16%	69,447	4.00%	86,808	5.00%
State of Wisconsin (to total assets)	158,994	9.31%	102,463	6.00%	N/A	N/A

Stock Based Compensation	12 Months Ended
Dec. 31, 2012
Stock Based Compensation [Abstract]
Stock Based Compensation

10)      Stock Based Compensation

Stock-Based Compensation Plan

In 2006, the Company’s shareholders approved the 2006 Equity Incentive Plan.  All stock awards granted under this plan vest over a period of five years and are required to be settled in shares of the Company’s common stock.  The exercise price for all stock options granted is equal to the quoted NASDAQ market close price on the date that the awards were granted and expire ten years after the grant date, if not exercised.  All restricted stock grants are issued from previously unissued shares.

Accounting for Stock-Based Compensation Plan

The fair value of stock options granted is estimated on the grant date using a Black-Scholes pricing model.   The fair value of restricted shares is equal to the quoted NASDAQ market close price on the date of grant.  The fair value of stock grants is recognized as compensation expense on a straight-line basis over the vesting period of the grants.  Compensation expense is included in compensation, payroll taxes and other employee benefits in the consolidated statements of income.

Assumptions are used in estimating the fair value of stock options granted.  The weighted average expected life of the stock options represent the period of time that the options are expected to be outstanding and is based on the SEC simplified approach to calculating expected term.  The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant.  The expected volatility is based on the actual volatility of Waterstone Financial, Inc. stock from the original date of issue, October 4, 2005.  The following assumptions were used in estimating the fair value of options granted in the year ended December 31, 2012 and 2010.  There were no options granted during the year ended December 31, 2011.

	2012	2010
Dividend Yield	0.00%	0.00%
Risk-free interest rate	0.25%	0.25%
Expected volatility	74.53%	75.67%
Weighted average expected life	6.5 years	6.5 years
Weighted average per share value of options	$1.25	$2.54

The Company estimates potential forfeitures of stock grants and adjusts compensation expense recorded accordingly.  The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates.  Changes in estimated forfeitures will be recognized in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

A summary of the Company’s stock option activity for the years ended December 31, 2012, 2011 and 2010 is presented below.

			Weighted Average	Aggregate
		Weighted Average	Years Remaining in	Instrinsic Value
Stock Options	Shares	Exercise Price	Contractual Term	(000’s)
Outstanding December 31, 2009	757,500	17.41	7.07	—
Options exercisable at December 31, 2009	298,000	17.60	7.03	—

Granted	50,000	$3.80		—
Exercised	—			—
Forfeited	(5,000)	17.67		—
Outstanding December 31, 2010	802,500	16.44	6.34	—
Options exercisable at December 31, 2010	446,500	17.54	6.04	—

Granted	—			—
Exercised	—			—
Forfeited	(10,000)	17.16		—
Outstanding December 31, 2011	792,500	16.32	5.37	—
Options exercisable at December 31, 2011	599,000	17.28	5.12	—

Granted	255,000	$2.03		—
Exercised	(3,000)	4.65		9
Forfeited	(24,000)	8.93		(72)
Outstanding December 31, 2012	1,020,500	13.11	5.69	1,622
Options exercisable at December 31, 2012	744,500	16.59	4.31	80

The following table summarizes information about the Company’s nonvested stock option activity for the years ended December 31, 2012 and 2011:

		Weighted Average
Stock Options	Shares	Grant Date Fair Value

Nonvested at December 31, 2010	356,000	$5.60
Granted	—
Vested	(160,500)	5.79
Forfeited	(2,000)	6.04
Nonvested at December 31, 2011	193,500	5.31

Nonvested at December 31, 2011	193,500	$5.31
Granted	255,000	1.33
Vested	(158,500)	5.78
Forfeited	(14,000)	1.32
Nonvested at December 31, 2012	276,000	1.48

The Company amortizes the expense related to stock options as compensation expense over the vesting period.  During the year ended December 31, 2012, 255,000 options were granted, 24,000 were forfeited, of which 10,000 were vested and 3,000 shares were exercised.  During the year ended December 31, 2011, 10,000 were forfeited, of which 8,000 were vested.  During the year ended December 31, 2010, 50,000 options were granted and 5,000 were forfeited, of which 2,000 were vested.

Expense for the stock options granted of $94,000, $745,000 and $810,000 was recognized during the years ended December 31, 2012, 2011 and 2010, respectively.  At December 31, 2012, the Company had $305,000 in estimated unrecognized compensation costs related to outstanding stock options that is expected to be recognized over a weighted average period of 40 months.

The following table summarizes information about the Company’s restricted stock shares activity for the years ended December 31, 2012 and 2011:

		Weighted Average
Restricted Stock	Shares	Grant Date Fair Value

Nonvested at December 31, 2010	101,400	$16.91
Granted	—	—
Vested	(49,200)	17.24
Forfeited	—	—
Nonvested at December 31, 2011	52,200	16.61

Nonvested at December 31, 2011	52,200	16.61
Granted	100,000	1.89
Vested	(49,200)	17.24
Forfeited	(2,000)	4.65
Nonvested at December 31, 2012	101,000	1.96

The Company amortizes the expense related to restricted stock awards as compensation expense over the vesting period.  During the year ended December 31, 2012, 100,000 shares of restricted stock were granted and 2,000 were forfeited.  During the years ended December 31, 2011 and 2010, no shares of restricted stock were awarded and no shares were forfeited.  Expense for the restricted stock awards of $51,000, $848,000 and $848,000 was recorded for the years ended December 31, 2012, 2011 and 2010, respectively.  At December 31, 2012, the Company had $158,000 of unrecognized compensation expense related to restricted stock shares that is expected to be recognized over a weighted average period 40 months.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
Employee Benefit Plans

11)      Employee Benefit Plans

The Company has two 401(k) profit sharing plans and trusts covering substantially all employees.  WaterStone Bank employees over 18 years of age are immediately eligible to participate in the Bank’s Plan.  Waterstone Mortgage employees over 21 years of age are eligible to participate in its Plan as of the first of the month following their date of employment.  Participating employees may annually contribute pretax compensation in accordance with IRS limits.  The Company made a contribution of $70,000 to one of the Plans during the year ended December 31, 2012.  The Company made no contributions to the Plans during the years ended December 31, 2011 and 2010.

The Company has a nonqualified salary continuation plan for one former employee. This agreement provides for payments of specific amounts over a 10-year period subsequent to the employee’s retirement. The deferred compensation liability was accrued ratably to the employee’s respective normal retirement date. Payments made to the retired employee reduce the liability.  As of December 31, 2012 and 2011, approximately $687,000 and $826,000 was accrued related to this plan. This agreement is funded by a life insurance policy with a death benefit of $6.4 million and a cash surrender value of $3.3 million and $2.9 million at December 31, 2012 and 2011, respectively. The former employee has no interest in this policy.  There was no expense for compensation under this agreement during the years ended December 31, 2012, 2011 and 2010.

Employee Stock Ownership Plan	12 Months Ended
Dec. 31, 2012
Employee Stock Ownership Plan [Abstract]
Employee Stock Ownership Plan

12)      Employee Stock Ownership Plan

All employees are eligible to participate in the WaterStone Bank Employee Stock Ownership Plan (the “Plan”) after they attain twenty-one years of age and complete twelve consecutive months of service in which they work at least 1,000 hours of service.  During the year ended December 31, 2005, the Plan borrowed $8.5 million from the Company and purchased 761,515 shares of common stock of the Company in the open market.  The Plan debt is secured by shares of the Company.  The Company has committed to make annual contributions to the Plan necessary to repay the loan, including interest.  The loan is scheduled to be repaid in ten annual installments through the year ended December 31, 2015.  While the shares are not released and allocated to Plan participants until the loan payment is made, the shares are deemed to be earned and are therefore, committed to be released throughout the service period.  As such, one-tenth of the shares are scheduled to be released annually as shares are earned over a period of ten years, beginning with the period ended December 31, 2005.  As the debt is repaid, shares are released from collateral and allocated to active participant accounts.  The shares pledged as collateral are reported as “Unearned ESOP shares” in the consolidated statement of financial condition.  As shares are committed to be released from collateral, the Company reports compensation expense equal to the average fair market price of the shares, and the shares become outstanding for earnings per share computations.  Compensation expense attributed to the ESOP was $306,000, $202,000 and $264,000, respectively for the years ended December 31, 2012, 2011 and 2010.

The aggregate activity in the number of unearned ESOP shares, considering the allocation of those shares committed to be released as of December 31, is as follows:

	2012	2011
Beginning ESOP shares	228,453	304,605
Shares committed to be released	(76,151)	(76,152)
Unreleased shares	152,302	228,453

Fair value of unreleased shares (in thousands)	$1,188	432

Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

Note 9 — Income Taxes

Income tax expense increased from $30,000 during the three months ended March 31, 2012 to $2.9 million for the three months ended March 31, 2013. This increase was partially due to the increase in our income before income taxes, which increased from $2.2 million during the three months ended March 31, 2012 to $7.5 million during the three months ended March 31, 2013.  During the third quarter of 2008, we established a valuation allowance against our net deferred tax assets. That valuation allowance effectively resulted in no income tax expense being recognized during the three months ended March 31, 2012 other than state income taxes for states in which separate company returns are filed.  During the fourth quarter of 2012, we released the valuation allowance against our net deferred tax assets. Therefore, income tax expense is recognized on the statement of income during the three months ended March 31, 2013 at an effective rate of 38.7% of pretax book income.

As of March 31, 2013, net deferred tax assets totaled $15.3 million, which, in the judgment of management, will more-likely-than-not be fully realized. The largest components of the deferred tax asset are associated with the allowance for loan losses and basis adjustments on real estate owned. We are largely relying on earnings generated in the current year and forecasted earnings in future years in making the determination that we will more-likely-than-not realize our deferred tax asset.

13)      Income Taxes

The provision (benefit) for income taxes for the year ended December 31, 2012, 2011 and 2010 consists of the following:

	Years ended December 31,
	2012	2011	2010
	(In Thousands)
Current:
Federal	$4,256	1,216	30
State	435	81	22
	4,691	1,297	52
Deferred:
Federal	(12,664)	(590)	—
State	(4,231)	(145)	—
	(16,895)	(735)	—
Total	$(12,204)	562	52

The income tax provisions differ from that computed at the Federal statutory corporate tax rate for the years ended December 31, 2012, 2011 and 2010 as follows:

	Years ended December 31,
	2012	2011	2010
	(Dollars In Thousands)

Income (loss) before income taxes	$22,710	(6,911)	(1,802)
Tax at Federal statutory rate (35%)	7,949	(2,419)	(631)
Add (deduct) effect of:
State income taxes net of Federal income tax benefit (expense)	(2,467)	(41)	14
Cash surrender value of life insurance	(375)	(393)	(398)
Non-deductible ESOP and stock option expense	103	119	168
Tax-exempt interest income	(185)	(254)	(294)
Reversal of federal valuation allowance on deferred taxes	(17,008)	2,921	1,281
Intra-period tax allocation between other comprehensive income and loss from operations	—	(591)	—
Increase in tax exposure reserve	(184)	1,216	—
Other	(37)	4	(88)
Income tax provision (benefit)	(12,204)	562	52
Effective tax rate	(53.7)%	(8.1)%	(2.9)%

Deferred tax asset valuation allowances originally established in 2008 were fully reversed at December 31, 2012.  Under generally accepted accounting principles, a valuation allowance is required to be recognized if it is “more likely than not” that a deferred tax asset will not be realized.  The determination of the realizability of the deferred tax assets is highly subjective and dependent upon judgment concerning management’s evaluation of both positive and negative evidence, the forecasts of future income, applicable tax planning strategies, and assessments of current and future economic and business conditions. Examples of positive evidence may include the existence of taxes paid in available carry back years as well as the probability that taxable income will be generated in future periods, while examples of negative evidence may include the cumulative losses in the current year and prior two years and general business and economic trends.  In addition, general uncertainty surrounding future economic and business conditions increased the potential volatility and uncertainty of projected earnings.  At both December 31, 2011 and 2010, the Company determined a valuation allowance was necessary, largely based on the negative evidence represented by a cumulative loss in the most recent three-year period caused by the significant loan loss provisions recorded during the period.  At December 31, 2012, pretax income in each of the four quarters in 2012 and for the year, the existence of taxes paid in 2012 and available for carry back in future years, applicable tax planning strategies and general economic conditions resulted in the conclusion that as of December 31, 2012, it is more likely than not that net deferred tax assets will be realized in future periods.

The income tax provision for 2011 includes a federal and state tax benefit of $736,000 due to an intra-period tax allocation between other comprehensive income and loss from continuing operations representing an out-of-period adjustment for an error that originated beginning in 2008 that was corrected during the quarter ended June 30, 2011.  The correction of the error was not material to the year ended December 31, 2011.  The impact of this error to all prior periods was not deemed to be material.

The significant components of the Company’s net deferred tax assets (liabilities) included in prepaid expenses and other assets are as follows at December 31, 2012 and 2011:

	December 31,
	2012	2011
	(In Thousands)
Gross deferred tax assets:
Excess book depreciation	$653	617
Compensation agreements	277	335
Restricted stock and stock options	935	1,252
Allowance for loan losses	12,316	13,113
Repurchase reserve for loans sold	357	—
Real estate owned write-downs	4,005	4,826
Interest recognized for tax but not books	1,609	1,169
Federal NOL carryforward	—	915
State NOL carryforward	817	1,563
Unrealized loss on impaired securities	—	841
Other	426	213
Total gross deferred tax assets	21,395	24,844
Valuation allowance	—	(21,270)
Deferred tax assets	21,395	3,574
Gross deferred tax liabilities:
Unrealized gain on securities available for sale, net	(1,834)	(1,228)
Mortgage servicing rights	(1,278)	—
FHLB stock dividends	(858)	(931)
Deferred loan fees	(639)	(859)
Deferred liabilities	(4,609)	(3,018)
Net deferred tax assets	$16,786	556

The Company had a Federal NOL carry forward of $3.0 million at December 31, 2011 which was fully utilized in 2012.  The Company has a non-sharable Wisconsin NOL carry forward of $17.5 million at December 31, 2012 generated by the community banking segment which will begin to expire in 2028.

Under the Internal Revenue Code and Wisconsin Statutes, the Company was permitted to deduct, for tax years beginning before 1988, an annual addition to a reserve for bad debts. This amount differs from the provision for loan losses recorded for financial accounting purposes. Under prior law, bad debt deductions for income tax purposes were included in taxable income of later years only if the bad debt reserves were used for purposes other than to absorb bad debt losses. Because the Company did not intend to use the reserve for purposes other than to absorb losses, no deferred income taxes were provided. Retained earnings at December 31, 2012 include approximately $16.7 million for which no deferred Federal or state income taxes were provided.  Deferred income taxes have been provided on certain additions to the tax reserve for bad debts.

The Company and its subsidiaries file consolidated federal and state tax returns. One subsidiary also files separate state income tax returns in certain states.  The Company is no longer subject to federal income tax examinations by tax authorities for years before 2010 and state income taxes for years before 2005.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011
	(In Thousands)
Balance at January 1	$2,004	—
Increases related to prior year tax positions	13	1,526
Increases related to current year tax positions	2	478
Decreases related to prior year tax positions	(1,948)	—
Balance at December 31	$71	2,004

The Internal Revenue Service (IRS) commenced an examination of the Company’s income tax returns for 2005 through 2009 in the first quarter of 2010.  In the fourth quarter of 2011, the IRS proposed significant adjustments related to the Company’s deduction of expenses related to real estate owned and acquired through foreclosure, loan loss charge-offs and state tax deductions.  All of these significant proposed adjustments are timing differences which resulted in current tax expense offset by deferred tax benefit to be realized in future periods.  In the second quarter of 2012, a payment of $982,000 was made towards the proposed IRS adjustment.  Final settlement of interest due is still pending.

The Company recognizes interest and penalties related to unrecognized tax benefits in income tax expense.  During the year ended December 31, 2011, the Company recognized $241,000 in interest which was accrued for as of December 31, 2011.  The Company recognized no interest or penalties during the years ended December 31, 2012 and 2010.  The Company had an accrual for the payment of interest and penalties of $53,000 at December 31, 2012, $241,000 at December 31, 2011 and zero at December 31, 2010.

Offsetting of Assets and Liabilities	3 Months Ended
Mar. 31, 2013
Offsetting Of Assets and Liabilities [Abstract]
Offsetting of Assets and Liabilities

Note 10 — Offsetting of Assets and Liabilities

The Company enters into agreements under which it sells securities subject to an obligation to repurchase the same or similar securities.  In addition, the Company enters into agreements under which it sells loans held for sale subject to an obligation to repurchase the same loans.  Under these arrangements, the Company may transfer legal control over the assets but still retain effective control through an agreement that both entitles and obligates the Company to repurchase the assets.  As a result, these repurchase agreements are accounted for as collateralized financing arrangements (i.e., secured borrowings) and not as a sale and subsequent repurchase of assets.  The obligation to repurchase the assets is reflected as a liability in the Company’s consolidated statements of condition, while the securities and loans held for sale underlying the repurchase agreements remain in the respective investment securities and loans held for sale asset accounts. In other words, there is no offsetting or netting of the investment securities or loans held for sale assets with the repurchase agreement liabilities.  One of the Company’s two short-term repurchase agreements and all of the Company’s long-term repurchase agreements are subject to master netting agreements, which sets forth the rights and obligations for repurchase and offset.  Under the master netting agreement, the Company is entitled to set off the collateral placed with a single counterparty against obligations owed to that counterparty.

The following table presents the liabilities subject to an enforceable master netting agreement as of March 31, 2013 and December 31, 2012.

	Gross Recognized Liabilities	Gross Amounts Offset	Net Amounts Presented	Gross Amounts Not Offset	Net Amount
	(In Thousands)
March 31, 2013
Repurchase Agreements
Short-term	$29,847	—	29,847	29,847	—
Long-term	84,000	—	84,000	84,000	—
	$113,847	—	113,847	113,847	—

December 31, 2012
Repurchase Agreements
Short-term	$38,090	—	38,090	38,090	—
Long-term	84,000	—	84,000	84,000	—
	$122,090	—	122,090	122,090	—

Financial Instruments with Off-Balance Sheet Risk	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Financial Instruments With Off Balance Sheet Risk [Abstract]
Financial Instruments with Off-Balance Sheet Risk

Note 11— Financial Instruments with Off-Balance Sheet Risk

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amounts recognized in the consolidated balance sheets. The contract or notional amounts of those instruments reflect the extent of involvement the Company has in particular classes of financial instruments.

	March 31,	December 31,
	2013	2012
	(In Thousands)
Financial instruments whose contract amounts represent potential credit risk:
Commitments to extend credit under amortizing loans (1)	$23,101	20,836
Commitments to extend credit under home equity lines of credit	16,814	17,628
Unused portion of construction loans	5,770	5,502
Unused portion of business lines of credit	10,988	10,967
Standby letters of credit	1,159	736

(1) Excludes commitments to originate loans held for sale.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements of the Company. The Company evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management’s credit evaluation of the counterparty. Collateral obtained generally consists of mortgages on the underlying real estate.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. The Company holds mortgages on the underlying real estate as collateral supporting those commitments for which collateral is deemed necessary.

The Company has determined that there are no probable losses related to commitments to extend credit or the standby letters of credit as of March 31, 2013 and December 31, 2012.

Residential mortgage loans sold to others are predominantly conventional residential first lien mortgages.  The Company’s agreements to sell residential mortgage loans in the normal course of business usually require certain representations and warranties on the underlying loans sold related to credit information, loan documentation and collateral, which if subsequently are untrue or breached, could require the Company to repurchase certain loans affected.  The Company has only been required to make insignificant repurchases as a result of its representations and warranties.  The Company’s agreements to sell residential mortgage loans also contain limited recourse provisions.  The recourse provisions are limited in that the recourse provision ends after certain payment criteria have been met.  With respect to these loans, repurchase could be required if defined delinquency issues arose during the limited recourse period.  Given that the underlying loans delivered to buyers are predominantly conventional first lien mortgages and that historical experience shows negligible losses and insignificant repurchase activity, management believes that losses and repurchases under the limited recourse provisions will continue to be insignificant.

14)      Financial Instruments with Off-Balance-Sheet Risk

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amounts recognized in the consolidated balance sheets. The contract or notional amounts of those instruments reflect the extent of involvement the Company has in particular classes of financial instruments.

	December 31,
	2012	2011
	(In Thousands)
Financial instruments whose contract amounts represent potential credit risk:
Commitments to extend credit under first mortgage loans	$20,836	14,259
Commitments to extend credit under home equity lines of credit	17,628	21,403
Unused portion of construction loans	5,502	5,684
Unused portion of business lines of credit	10,967	10,347
Standby letters of credit	736	970

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements of the Company. The Company evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management’s credit evaluation of the counter-party. Collateral obtained generally consists of mortgages on the underlying real estate.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. The Company holds mortgages on the underlying real estate as collateral supporting those commitments for which collateral is deemed necessary.

The Company has determined that there are no probable losses related to commitments to extend credit or the standby letters of credit as of December 31, 2012 and 2011.

Derivative Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments

Note 12 — Derivative Financial Instruments

In connection with its mortgage banking activities, the Company enters into derivative financial instruments as part of its strategy to manage its exposure to changes in interest rates.   Mortgage banking derivatives include interest rate lock commitments provided to customers to fund mortgage loans to be sold in the secondary market and forward commitments for the future delivery of such loans to third party investors.  It is the Company’s practice to enter into forward commitments for the future delivery of residential mortgage loans when interest rate lock commitments are entered into in order to economically hedge the effect of future changes in interest rates on its commitments to fund the loans as well as on its portfolio of mortgage loans held for sale. The Company’s mortgage banking derivatives have not been designated as being in hedge relationships.  These instruments are used to manage the Company’s exposure to interest rate movements and other identified risks but do not meet the strict hedge accounting requirements of ASC 815. Changes in the fair value of derivatives not designated in hedging relationships are recorded as a component of mortgage banking income in the Company’s consolidated statements of operations. The Company does not use derivatives for speculative purposes.

Forward commitments to sell mortgage loans represent commitments obtained by the Company from a secondary market agency to purchase mortgages from the Company at specified interest rates and within specified periods of time.  Commitments to sell loans are made to mitigate interest rate risk on interest rate lock commitments to originate loans and loans held for sale.  At March 31, 2013, the Company had forward commitments to sell mortgage loans with an aggregate notional amount of approximately $295.0 million and interest rate lock commitments with an aggregate notional amount of approximately $184.0 million.  The fair value of the mortgage derivatives at March 31, 2013 included a gain of $2.4 million on mortgage banking derivative assets and a $124,000 net loss on mortgage banking liabilities that are reported as a component of other asset and other liabilities, respectively on the Company’s consolidated statements of financial condition.

In determining the fair value of its derivative loan commitments, the Company considers the value that would be generated by the loan arising from exercise of the loan commitment when sold in the secondary mortgage market. That value includes the price that the loan is expected to be sold for in the secondary mortgage market.  The fair value of these commitments is recorded on the consolidated statements of financial condition with the changes in fair value recorded as a component of mortgage banking income.

15)      Derivative Financial Instruments

In connection with its mortgage banking activities, the Company enters into derivative financial instruments as part of its strategy to manage its exposure to changes in interest rates.   Mortgage banking derivatives include interest rate lock commitments provided to customers to fund mortgage loans to be sold in the secondary market and forward commitments for the future delivery of such loans.  It is the Company’s practice to enter into forward commitments for the future delivery of residential mortgage loans when interest rate lock commitments are entered into in order to economically hedge the effect of future changes in interest rates on its commitments to fund the loans as well as on its portfolio of mortgage loans held-for-sale.  The Company’s mortgage banking derivatives have not been designated as being in hedge relationships.  These instruments are used to manage the Company’s exposure to interest rate movements and other identified risks but do not meet the strict hedge accounting requirements of ASC 815.  Changes in the fair value of derivatives not designated in hedging relationships are recorded directly in earnings.  The Company does not use derivatives for speculative purposes.

Forward commitments to sell mortgage loans represent commitments obtained by the Company from a secondary market agency to purchase mortgages from the Company at specified interest rates and within specified periods of time.  Commitments to sell loans are made to mitigate interest rate risk on interest rate lock commitments to originate loans and loans held for sale.    At December 31, 2012, the Company had forward commitments to sell mortgage loans with an aggregate notional amount of $138.1 million and interest rate lock commitments with an aggregate notional amount of $147.9 million.  The fair value of the mortgage derivatives at December 31, 2012 included a gain of $1.7 million on mortgage banking derivative assets and a $249,000 net loss on mortgage banking liabilities that are reported as a component of other asset and other liabilities, respectively on the Company’s consolidated statements of financial condition.

In determining the fair value of its derivative loan commitments, the Company considers the value that would be generated when the loan arising from exercise of the loan commitment is sold in the secondary mortgage market. That value includes the price that the loan is expected to be sold for in the secondary mortgage market.  The fair value of these commitments is recorded on the consolidated statements of financial condition with the changes in fair value recorded as a component of mortgage banking income.

Earnings per share	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Earnings (Loss) Per Share [Abstract]
Earnings per share

Note 13 — Earnings per share

Earnings per share are computed using the two-class method.  Basic earnings per share is computed by dividing net income allocated to common shares by the weighted average number of common shares outstanding during the applicable period, excluding outstanding participating securities.  Participating securities include unvested restricted shares.  Unvested restricted shares are considered participating securities because holders of these securities have the right to receive dividends at the same rate as holders of the Company’s common stock.  Diluted earnings per share is computed by dividing net income by the weighted average number of common shares outstanding adjusted for the dilutive effect of all potential common shares.  Unvested restricted stock and stock options are considered outstanding for diluted earnings per share only.  Unvested restricted stock totaling 81,000 and 105,000 shares are considered outstanding for dilutive earnings per share for the three months ended March 31, 2013 and March 31, 2012, respectively.  Unvested stock options totaled 228,000 and 295,000 shares for the three months ended March 31, 2013 and March 31, 2012, respectively.

Presented below are the calculations for basic and diluted earnings per share:

	Three Months Ended
	March 31,
	2013	2012
	(In Thousands, except per share amounts)

Net income	$4,625	2,208
Net income available to unvested restricted shares	12	7
Net income available to common stockholders	$4,613	2,201

Weighted average shares outstanding	31,124	31,024
Effect of dilutive potential common shares	211	13
Diluted weighted average shares outstanding	31,335	31,037

Basic earnings per share	$0.15	0.07
Diluted earnings per share	$0.15	0.07

17)      Earnings (loss) per share

Earnings per share are computed using the two-class method.  Basic earnings (loss) per share is computed by dividing net income (loss) allocated to common shares by the weighted average number of common shares outstanding during the applicable period, excluding outstanding participating securities.  Participating securities include unvested restricted shares.  Unvested restricted shares are considered participating securities because holders of these securities have the right to receive dividends at the same rate as holders of the Company’s common stock.  Diluted earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding adjusted for the dilutive effect of all potential common shares.  Unvested restricted stock and stock options are considered outstanding for diluted earnings per share only.  Unvested restricted stock and stock options totaling 101,000 and 276,000 shares for the year ended December 31, 2012 and 52,200 and 193,500 shares for the year ended December 31, 2011 and 101,400 and 356,000 shares for the year ended December 31, 2010 are antidilutive and are excluded from the loss per share calculation.  Presented below are the calculations for basic and diluted earnings loss per share.

	For the year ended December 31,
	2012	2011	2010
	(In Thousands, except per share amounts)
Net income (loss)	34,914	(7,473)	(1,854)
Net income available to unvested restricted stockholders	113	—	—
Net income (loss) available to common stockholders	$34,801	(7,473)	(1,854)

Weighted average shares outstanding	31,055	30,929	30,804
Effect of dilutive potential common shares	107	—	—
Diluted weighted average shares outstanding	31,162	30,929	30,804

Basic income (loss) per share	$1.12	(0.24)	(0.06)
Diluted income (loss) per share	$1.12	(0.24)	(0.06)

Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 14 — Fair Value Measurements

The FASB issued an accounting standard (subsequently codified into ASC Topic 820, “Fair Value Measurements and Disclosures”) which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. This accounting standard applies to reported balances that are required or permitted to be measured at fair value under existing accounting pronouncements. The standard also emphasizes that fair value (i.e., the price that would be received in an orderly transaction that is not a forced liquidation or distressed sale at the measurement date), among other things, is based on exit price versus entry price, should include assumptions about risk such as nonperformance risk in liability fair values, and is a market-based measurement, not an entity-specific measurement. When considering the assumptions that market participants would use in pricing the asset or liability, this accounting standard establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions (unobservable inputs classified within Level 3 of the hierarchy).

The fair value hierarchy prioritizes inputs used to measure fair value into three broad levels.

Level 1 inputs - In general, fair values determined by Level 1 inputs use quoted prices in active markets for identical assets or liabilities that we have the ability to access.

Level 2 inputs - Fair values determined by Level 2 inputs use inputs other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly.  Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets where there are few transactions and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 inputs - Level 3 inputs are unobservable inputs for the asset or liability and include situations where there is little, if any, market activity for the asset or liability.

In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety.  The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

The following table presents information about our assets recorded in our consolidated statement of financial position at their fair value on a recurring basis as of March 31, 2013 and December 31, 2012, and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value.

		Fair Value Measurements Using
	March 31, 2013	Level 1	Level 2	Level 3
	(In Thousands)

Available for sale securities
Mortgage-backed securities	$114,076	—	114,076	—
Collateralized mortgage obligations
Government sponsored enterprise issued	26,092	—	26,092	—
Government sponsored enterprise bonds	10,021	—	10,021	—
Municipal securities	58,729	—	58,729	—
Other debt securities	5,136	5,136	—	—
Certificates of deposit	6,417	—	6,417	—
Loans held for sale	104,168	—	104,168	—
Mortgage banking derivative assets	2,364	—	—	2,364
Mortgage banking derivative liabilities	124	—	—	124

	December 31,	Fair Value Measurements Using
	2012	Level 1	Level 2	Level 3
	(In Thousands)

Available for sale securities
Mortgage-backed securities	$119,056	—	119,056	—
Collateralized mortgage obligations
Government sponsored enterprise issued	29,579	—	29,579	—
Government sponsored enterprise bonds	8,017	—	8,017	—
Municipal securities	37,371	—	37,371	—
Other debt securities	5,070	5,070	—	—
Certificates of deposit	5,924	—	5,924	—
Loans held for sale	133,613	—	133,613	—
Mortgage banking derivative assets	1,668	—	—	1,668
Mortgage banking derivative liabilities	249	—	—	249

The following summarizes the valuation techniques for assets recorded in our consolidated statements of financial condition at their fair value on a recurring basis:

Available for sale securities — The Company’s investment securities classified as available for sale include: mortgage-backed securities, collateralized mortgage obligations, government sponsored enterprise bonds, municipal securities and other debt securities. The fair value of mortgage-backed securities, collateralized mortgage obligations and government sponsored enterprise bonds are determined by a third party valuation source using observable market data utilizing a matrix or multi-dimensional relational pricing model.  Standard inputs to these models include observable market data such as benchmark yields, reported trades, broker quotes, issuer spreads, benchmark securities, prepayment models and bid/offer market data.  For securities with an early redemption feature, an option adjusted spread model is utilized to adjust the issuer spread.  These model and matrix measurements are classified as Level 2 and Level 3 in the fair value hierarchy.  The fair value of municipal securities is determined by a third party valuation source using observable market data utilizing a multi-dimensional relational pricing model.  Standard inputs to this model include observable market data such as benchmark yields, reported trades, broker quotes, rating updates and issuer spreads.  These model measurements are classified as Level 2 in the fair value hierarchy.  The fair value of other debt securities, which includes a trust preferred security issued by a financial institution, is determined through quoted prices in active markets and is classified as Level 1 in the fair value hierarchy.

Loans held for sale — The Company carries loans held for sale at fair value under the fair value option model.  Fair value is generally determined by estimating a gross premium or discount, which is derived from pricing currently observable in the secondary market, principally from observable prices for forward sale commitments.  Loans held-for-sale are considered to be Level 2 in the fair value hierarchy of valuation techniques.

Mortgage banking derivatives - Mortgage banking derivatives include interest rate lock commitments to originate residential loans held for sale to individual customers and forward commitments to sell residential mortgage loans to various investors.  The Company relies on a valuation model to estimate the fair value of its interest rate lock commitments to originate residential mortgage loans held for sale, which includes applying a pull through rate based upon historical experience and the current interest rate environment and then multiplying by quoted investor prices.  The Company also relies on a valuation model to estimate the fair value of its forward commitments to sell residential loans, which includes matching specific terms and maturities of the forward commitments against applicable investor pricing available.  While there are Level 2 and 3 inputs used in the valuation models, the Company has determined that one or more of the inputs significant in the valuation of both of the mortgage banking derivatives fall within Level 3 of the fair value hierarchy.

The table below presents reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2013 and 2012.

	Available for sale securities	Mortgage banking derivatives, net
	(In Thousands)

Balance at December 31, 2011	$18,451	527

Transfer into level 3	—	—
Unrealized holding losses arising during the period:
Included in other comprehensive income	1,023	—
Other than temporary impairment included in net loss	(113)	—
Principal repayments	(1,352)	—
Net accretion of discount/amortization of premium	—	—
Sales of available for sale securities	(18,009)
Mortgage derivative gain, net	—	892
Balance at December 31, 2012	—	1,419

Transfer into level 3	—	—
Unrealized holding losses arising during the period:
Included in other comprehensive income	—	—
Other than temporary impairment included in net loss	—	—
Principal repayments	—	—
Net accretion of discount/amortization of premium	—	—
Mortgage derivative gain, net	—	821
Balance at March 31, 2013	$—	2,240

There were no transfers in or out of Level 1 or Level 2 measurements during the periods.

Assets Recorded at Fair Value on a Non-recurring Basis

The following table presents information about our assets recorded in our consolidated statement of financial position at their fair value on a non-recurring basis as of March 31, 2013 and December 31, 2012, and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value.

		Fair Value Measurements Using
	March 31, 2013	Level 1	Level 2	Level 3
	(In Thousands)
Impaired loans, net (1)	$35,803	—	—	35,803
Real estate owned	30,799	—	—	30,799

	December 31,	Fair Value Measurements Using
	2012	Level 1	Level 2	Level 3
	(In Thousands)
Impaired loans, net (1)	$40,071	—	—	40,071
Real estate owned	35,974	—	—	35,974

(1)  Represents collateral-dependent impaired loans, net, which are included in loans.

Loans — We do not record loans at fair value on a recurring basis.  On a non-recurring basis, loans determined to be impaired are analyzed to determine whether a collateral shortfall exists, and if such a shortfall exists, are recorded on our consolidated statements of financial condition at net realizable value of the underlying collateral.  Fair value is determined based on third party appraisals.  Appraised values are adjusted to consider disposition costs and also to take into consideration the age of the most recent appraisal.  Given the significance of the adjustments made to appraised values necessary to estimate the fair value of impaired loans, loans that have been deemed to be impaired are considered to be Level 3 in the fair value hierarchy of valuation techniques.  At March 31, 2013, loans determined to be impaired with an outstanding balance of $45.3 million were carried net of specific reserves of $9.5 million for a fair value of $35.8 million.  At December 31, 2012, loans determined to be impaired with an outstanding balance of $52.5 million were carried net of specific reserves of $12.4 million for a fair value of $40.1 million.  Impaired loans collateralized by assets which are valued in excess of the net investment in the loan do not require any specific reserves.

Real estate owned — On a non-recurring basis, real estate owned, is recorded in our consolidated statements of financial condition at the lower of cost or fair value.  Fair value is determined based on third party appraisals and, if less than the carrying value of the foreclosed loan, the carrying value of the real estate owned is adjusted to the fair value.  Appraised values are adjusted to consider disposition costs and also to take into consideration the age of the most recent appraisal.  Given the significance of the adjustments made to appraised values necessary to estimate the fair value of the properties, real estate owned is considered to be Level 3 in the fair value hierarchy of valuation techniques.  Changes in the value of real estate owned totaled $480,000 and $875,000 during the three months ended March 31, 2013 and 2012, respectively and are recorded in real estate owned expense. At March 31, 2013 and December 31, 2012, real estate owned totaled $30.8 million and $36.0 million, respectively.

For Level 3 assets and liabilities measured at fair value on a recurring or non-recurring basis as of March 31, 2013, the significant unobservable inputs used in the fair value measurements were as follows:

			Significant	Significant Unobservable Input Value
	Fair Value at	Valuation	Unobservable	Minimum	Maximum
	March 31, 2013	Technique	Inputs	Value	Value

Mortgage banking derivatives	$2,240	Pricing models	Pull through rate	68.7%	100.0%
Impaired loans	35,803	Market approach	Disount rates applied to appraisals	15.0%	30.0%
Real estate owned	30,799	Market approach	Disount rates applied to appraisals	5.0%	89.4%

The significant unobservable inputs used in the fair value measurement of the Company’s mortgage banking derivatives, including interest rate lock commitments is the loan pull through rate.  This represents the percentage of loans currently in a lock position which the Company estimates will ultimately close.  Generally, the fair value of an interest rate lock commitment will be positively (negatively) impacted when the prevailing interest rate is lower (higher) than the interest rate lock commitment.  Generally, an increase in the pull through rate will result in the fair value of the interest rate lock increasing when in a gain position, or decreasing when in a loss position.  The pull through rate is largely dependent on the loan processing stage that a loan is currently in and the change in prevailing interest rates from the time of the rate lock.  The pull through rate is computed using historical data and the ratio is periodically reviewed by the Company.

The significant unobservable inputs used in the fair value measurement of collateral for collateral-dependent impaired loans and real estate owned included in the above table primarily relate to discounting criteria applied to independent appraisals received with respect to the collateral.  Discounts applied to the appraisals are dependent on the vintage of the appraisal as well as the marketability of the property.  The discount factor is computed using actual realization rates on properties that have been foreclosed upon and liquidated in the open market.

Fair value information about financial instruments follows, whether or not recognized in the consolidated statements of financial condition, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Certain financial instruments and all nonfinancial instruments are excluded from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The carrying amounts and fair values of the Company’s financial instruments consist of the following at March 31, 2013 and December 31, 2012:

	March 31, 2013					December 31, 2012
	Carrying	Fair Value				Carrying	Fair Value
	amount	Total	Level 1	Level 2	Level 3	amount	Total	Level 1	Level 2	Level 3
	(In Thousands)
Financial Assets
Cash and cash equivalents	$64,114	64,114	64,114	—	—	71,649	71,469	71,469	—	—
Securities available-for-sale	220,471	220,471	5,136	215,335	—	205,017	205,017	5,070	199,947	—
Loans held for sale	104,168	104,168	—	104,168	—	133,613	133,613	—	133,613	—
Loans receivable	1,124,937	1,139,665	—	—	1,139,665	1,133,672	1,148,107	—	—	1,148,107
FHLB stock	20,193	20,193	—	20,193	—	20,193	20,193	20,193	—	—
Cash surrender value of life insurance	38,201	38,201	38,201	—	—	38,061	38,061	38,061	—	—
Real estate owned	30,799	30,799	—	—	30,799	35,974	35,974	—	—	35,974
Accrued interest receivable	3,952	3,952	3,952	—	—	3,452	3,452	3,452	—	—
Mortgage banking derivative assets	2,364	2,364	—	—	2,364	1,668	1,668	—	—	1,668

Financial Liabilities
Deposits	914,919	917,255	202,526	714,729	—	939,513	942,118	202,593	739,525	—
Advance payments by borrowers for taxes	7,346	7,346	7,346	—	—	1,672	1,672	1,672	—	—
Borrowings	479,324	531,868	—	531,868	—	479,888	537,299	—	537,299	—
Accrued interest payable	1,651	1,651	1,651	—	—	1,715	1,715	1,715	—	—
Mortgage banking derivative liabilities	124	124	—	—	124	249	249	—	—	249

Other Financial Instruments
Stand-by letters of credit	8	8	—	—	8	5	5	—	—	5

The following methods and assumptions were used by the Company in determining its fair value disclosures for financial instruments.

Cash and Cash Equivalents

The carrying amount reported in the consolidated statements of financial condition for cash and cash equivalents is a reasonable estimate of fair value.

Securities

The fair value of securities is determined by a third party valuation source using observable market data utilizing a matrix or multi-dimensional relational pricing model.  Standard inputs to these models include observable market data such as benchmark yields, reported trades, broker quotes, issuer spreads, benchmark securities and bid/offer market data.  For securities with an early redemption feature, an option adjusted spread model is utilized to adjust the issuer spread.  Prepayment models are used for mortgage related securities with prepayment features.

Loans Held for Sale

Fair value is estimated using the prices of the Company’s existing commitments to sell such loans and/or the quoted market price for commitments to sell similar loans.

Loans Receivable

Loans determined to be impaired are analyzed to determine whether a collateral shortfall exists, and if such a shortfall exists, are recorded on our consolidated statements of financial condition at fair value.  Fair value is determined based on third party appraisals.  Appraised values are adjusted to consider disposition costs and also to take into consideration the age of the most recent appraisal.  With respect to loans that are not considered to be impaired, fair value is estimated by discounting the future contractual cash flows using discount rates that reflect a current rate offered to borrowers of similar credit standing for the remaining term to maturity.  This method of estimating fair value does not incorporate the exit-price concept of fair value prescribed by ASC 820-10 and generally produces a higher fair value.

FHLBC Stock

For FHLBC stock, the carrying amount is the amount at which shares can be redeemed with the FHLBC and is a reasonable estimate of fair value.

Cash Surrender Value of Life Insurance

The carrying amounts reported in the consolidated statements of financial condition for the cash surrender value of life insurance approximate those assets’ fair values.

Deposits and Advance Payments by Borrowers for Taxes

The fair values for interest-bearing and noninterest-bearing negotiable order of withdrawal accounts, savings accounts, and money market accounts are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts). The fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates of similar remaining maturities to a schedule of aggregated expected monthly maturities of the outstanding certificates of deposit. The advance payments by borrowers for taxes are equal to their carrying amounts at the reporting date.

Borrowings

Fair values for borrowings are estimated using a discounted cash flow calculation that applies current interest rates to estimated future cash flows of the borrowings.

Accrued Interest Payable and Accrued Interest Receivable

For accrued interest payable and accrued interest receivable, the carrying amount is a reasonable estimate of fair value.

Commitments to Extend Credit and Standby Letters of Credit

Commitments to extend credit and standby letters of credit are generally not marketable. Furthermore, interest rates on any amounts drawn under such commitments would be generally established at market rates at the time of the draw. Fair values for the Company’s commitments to extend credit and standby letters of credit are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements, the counterparty’s credit standing, and discounted cash flow analyses. The fair value of the Company’s commitments to extend credit is not material at March 31, 2013 and December 31, 2012.

Mortgage Banking Derivative Assets and Liabilities

Mortgage banking derivatives include interest rate lock commitments to originate residential loans held for sale to individual customers and forward commitments to sell residential mortgage loans to various investors.  The Company relies on a valuation model to estimate the fair value of its interest rate lock commitments to originate residential mortgage loans held for sale, which includes applying a pull through rate based upon historical experience and the current interest rate environment, and then multiplying by quoted investor prices.  The Company also relies on a valuation model to estimate the fair value of its forward commitments to sell residential loans, which includes matching specific terms and maturities of the forward commitments against applicable investor pricing available.  On the Company’s Consolidated Statements of Condition, instruments that have a positive fair value are included in prepaid expenses and other assets, and those instruments that have a negative fair value are included in other liabilities.

16)      Fair Values Measurements

ASC Topic 820, “Fair Value Measurements and Disclosures” defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. This accounting standard applies to reported balances that are required or permitted to be measured at fair value under existing accounting pronouncements. The standard also emphasizes that fair value (i.e., the price that would be received in an orderly transaction that is not a forced liquidation or distressed sale at the measurement date), among other things, is based on exit price versus entry price, should include assumptions about risk such as nonperformance risk in liability fair values, and is a market-based measurement, not an entity-specific measurement. When considering the assumptions that market participants would use in pricing the asset or liability, this accounting standard establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions (unobservable inputs classified within Level 3 of the hierarchy).

The fair value hierarchy prioritizes inputs used to measure fair value into three broad levels.

Level 1 inputs - In general, fair values determined by Level 1 inputs use quoted prices in active markets for identical assets or liabilities that we have the ability to access.

Level 2 inputs - Fair values determined by Level 2 inputs use inputs other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly.  Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets where there are few transactions and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 inputs - Level 3 inputs are unobservable inputs for the asset or liability and include situations where there is little, if any, market activity for the asset or liability.

In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety.  The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

The following table presents information about our assets recorded in our consolidated statement of financial position at their fair value on a recurring basis as of December 31, 2012 and December 31, 2011, and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value.

	December 31,	Fair Value Measurements Using
	2012	Level 1	Level 2	Level 3
	(In Thousands)

Available for sale securities
Mortgage-backed securities	$119,056	—	119,056	—
Collateralized mortgage obligations
Government sponsored enterprise issued	29,579	—	29,579	—
Government sponsored enterprise bonds	8,017	—	8,017	—
Municipal securities	37,371	—	37,371	—
Other debt securities	5,070	5,070	—	—
Certificates of deposit	5,924	—	5,924	—
Loans held for sale	133,613	—	133,613	—
Mortgage banking derivative assets	1,668	—	—	1,668
Mortgage banking derivative liabilities	249	—	—	249

	December 31,	Fair Value Measurements Using
	2011	Level 1	Level 2	Level 3
	(In Thousands)

Available for sale securities
Mortgage-backed securities	$35,417	—	35,417	—
Collateralized mortgage obligations
Government sponsored enterprise issued	33,196	—	33,196	—
Private-label issued	18,451	—	—	18,451
Government sponsored enterprise bonds	71,349	—	71,349	—
Municipal securities	39,068	—	39,068	—
Other debt securities	5,118	5,118	—	—
Certificates of deposit	3,920	—	3,920	—
Loans held for sale	88,283	—	88,283	—
Mortgage banking derivative assets	924	—	—	924
Mortgage banking derivative liabilities	397	—	—	397

The following summarizes the valuation techniques for assets recorded in our consolidated statements of financial condition at their fair value on a recurring basis:

Available for sale securities — The Company’s investment securities classified as available for sale include: mortgage-backed securities, collateralized mortgage obligations, government sponsored enterprise bonds, municipal securities and other debt securities. The fair value of mortgage-backed securities, collateralized mortgage obligations and government sponsored enterprise bonds are determined by a third party valuation source using observable market data utilizing a matrix or multi-dimensional relational pricing model.  Standard inputs to these models include observable market data such as benchmark yields, reported trades, broker quotes, issuer spreads, benchmark securities, prepayment models and bid/offer market data.  For securities with an early redemption feature, an option adjusted spread model is utilized to adjust the issuer spread.  These model and matrix measurements are classified as Level 2 and Level 3 in the fair value hierarchy.  The fair value of municipal securities is determined by a third party valuation source using observable market data utilizing a multi-dimensional relational pricing model.  Standard inputs to this model include observable market data such as benchmark yields, reported trades, broker quotes, rating updates and issuer spreads.  These model measurements are classified as Level 2 in the fair value hierarchy.  The fair value of other debt securities, which includes a trust preferred security issued by a financial institution, is determined through quoted prices in active markets and is classified as Level 1 in the fair value hierarchy.

Loans held for sale — The Company carries loans held for sale at fair value under the fair value option model.  Fair value is generally determined by estimating a gross premium or discount, which is derived from pricing currently observable in the secondary market, principally from observable prices for forward sale commitments.  Loans held-for-sale are considered to be Level 2 in the fair value hierarchy of valuation techniques.

Mortgage banking derivatives - Mortgage banking derivatives include interest rate lock commitments to originate residential loans held for sale to individual customers and forward commitments to sell residential mortgage loans to various investors.  The Company utilizes a valuation model to estimate the fair value of its interest rate lock commitments to originate residential mortgage loans held for sale, which includes applying a pull through rate based upon historical experience and the current interest rate environment and then multiplying by quoted investor prices.  The Company also utilizes a valuation model to estimate the fair value of its forward commitments to sell residential loans, which includes matching specific terms and maturities of the forward commitments against applicable investor pricing available.  While there are Level 2 and 3 inputs used in the valuation models, the Company has determined that one or more of the inputs significant in the valuation of both of the mortgage banking derivatives fall within Level 3 of the fair value hierarchy.

The table below presents reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2012 and 2011.

	Available for sale securities	Mortgage banking derivatives, net
	(In Thousands)

Balance at December 31, 2010	$20,301	407

Transfer into level 3	—	—
Unrealized holding losses arising during the period:
Included in other comprehensive income	(142)	—
Other than temporary impairment included in net loss	(456)	—
Principal repayments	(1,252)	—
Net accretion of discount/amortization of premium	—	—
Mortgage derivative gain, net	—	120
Balance at December 31, 2011	18,451	527

Transfer into level 3	—	—
Unrealized holding losses arising during the period:
Included in other comprehensive income	1,023	—
Other than temporary impairment included in net loss	(113)	—
Principal repayments	(1,352)	—
Net accretion of discount/amortization of premium	—	—
Sales of available for sale securities	(18,009)
Mortgage derivative gain, net	—	892
Balance at December 31, 2012	$—	1,419

Prior to December 31, 2012, level 3 available-for-sale securities included two corporate collateralized mortgage obligations.  The market for these securities was not active as of December 31, 2011.  As such, the Company valued these securities based on the present value of estimated future cash flows.

Assets Recorded at Fair Value on a Non-recurring Basis

The following table presents information about our assets recorded in our consolidated statement of financial position at their fair value on a non-recurring basis as of December 31, 2012 and December 31, 2011, and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value.

	December 31,	Fair Value Measurements Using
	2012	Level 1	Level 2	Level 3
	(In Thousands)
Impaired loans, net (1)	$40,071	—	—	40,071
Real estate owned	35,974	—	—	35,974

	December 31,	Fair Value Measurements Using
	2011	Level 1	Level 2	Level 3
	(In Thousands)
Impaired loans, net (1)	$43,432	—	—	43,432
Real estate owned	56,670	—	—	56,670

 (1)  Represents collateral-dependent impaired loans, net, which are included in loans.

Loans — We do not record loans at fair value on a recurring basis.  On a non-recurring basis, loans determined to be impaired are analyzed to determine whether a collateral shortfall exists, and if such a shortfall exists, are recorded on our consolidated statements of financial condition at net realizable value of the underlying collateral.  Fair value is determined based on third party appraisals.  Appraised values are adjusted to consider disposition costs and also to take into consideration the age of the most recent appraisal.  Given the significance of the adjustments made to appraised values necessary to estimate the fair value of impaired loans, loans that have been deemed to be impaired are considered to be Level 3 in the fair value hierarchy of valuation techniques.  At December 31, 2012, loans determined to be impaired with an outstanding balance of $52.5 million were carried net of specific reserves of $12.4 million for a fair value of $40.1 million.  At December 31, 2011, loans determined to be impaired with an outstanding balance of $56.0 million were carried net of specific reserves of $12.6 million for a fair value of $43.4 million.  Impaired loans collateralized by assets which are valued in excess of the net investment in the loan do not require any specific reserves.

Real estate owned — On a non-recurring basis, real estate owned, is recorded in our consolidated statements of financial condition at the lower of cost or fair value.  Fair value is determined based on third party appraisals and, if less than the carrying value of the foreclosed loan, the carrying value of the real estate owned is adjusted to the fair value.  Appraised values are adjusted to consider disposition costs and also to take into consideration the age of the most recent appraisal.  Given the significance of the adjustments made to appraised values necessary to estimate the fair value of the properties, real estate owned is considered to be Level 3 in the fair value hierarchy of valuation techniques.  Changes in the fair value of real estate owned totaled $7.6 million and $6.8 million during the year ended December 31, 2012 and 2011, respectively and are recorded in real estate owned expense. At December 31, 2012 and December 31, 2011, real estate owned totaled $36.0 million and $56.7 million, respectively.

For Level 3 assets and liabilities measured at fair value on a recurring or non-recurring basis as of December 31, 2012, the significant unobservable inputs used in the fair value measurements were as follows:

	Fair Value at		Significant	Significant Unobservable Input Value
	December 31, 2012	Valuation Technique	Unobservable Inputs	Minimum Value	Maximum Value

Mortgage banking derivatives	1,419	Pricing models	Pull through rate	68.9%	100.0%
Impaired loans	40,071	Market approach	Disount rates applied to appraisals	15.0%	30.0%
Real estate owned	35,974	Market approach	Disount rates applied to appraisals	5.0%	76.5%

The significant unobservable input used in the fair value measurement of the Company’s mortgage banking derivatives, including interest rate lock commitments, is the loan pull through rate.  This represents the percentage of loans currently in a lock position which the Company estimates will ultimately close.  Generally, the fair value of an interest rate lock commitment will be positively (negatively) impacted when the prevailing interest rate is lower (higher) than the interest rate lock commitment.  Generally, an increase in the pull through rate will result in the fair value of the interest rate lock increasing when in a gain position, or decreasing when in a loss position.  The pull through rate is largely dependent on the loan processing stage that a loan is currently in and the change in prevailing interest rates from the time of the rate lock.  The pull through rate is computed using historical data and the ratio is periodically reviewed by the Company.

The significant unobservable inputs used in the fair value measurement of collateral for collateral-dependent impaired loans and real estate owned included in the above table primarily relate to discounting criteria applied to independent appraisals received with respect to the collateral.  Discounts applied to the appraisals are dependent on the vintage of the appraisal as well as the marketability of the property.  The discount factor is computed using actual realization rates on properties that have been foreclosed upon and liquidated in the open market.

Fair value information about financial instruments follows, whether or not recognized in the consolidated statements of financial condition, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Certain financial instruments and all nonfinancial instruments are excluded from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The carrying amounts and fair values of the Company’s financial instruments consist of the following at December 31, 2012 and December 31, 2011:

	December 31, 2012					December 31, 2011
	Carrying					Carrying	Fair
	amount	Fair Value				amount	value
		Total	Level 1	Level 2	Level 3
	(In Thousands)
Financial Assets
Cash and cash equivalents	$71,649	71,469	71,469	—	—	80,380	80,380
Securities available-for-sale	205,017	205,017	5,070	199,947	—	206,519	206,519
Securities held-to-maturity	—	—	—	—	—	2,648	2,542
Loans held for sale	133,613	133,613	—	133,613	—	88,283	88,283
Loans receivable	1,133,672	1,148,107	—	—	1,148,107	1,216,664	1,225,141
FHLB stock	20,193	20,193	—	20,193	—	21,653	21,653
Cash surrender value of life insurance	38,061	38,061	38,061	—	—	36,749	36,749
Real estate owned	35,974	35,974	—	—	35,974	56,670	56,670
Accrued interest receivable	3,452	3,452	3,452	—	—	4,064	4,064
Mortgage banking derivative assets	1,668	1,668	—	—	1,668	924	924

Financial Liabilities
Deposits	939,513	942,118	202,593	739,525	—	1,051,292	1,052,663
Advance payments by borrowers for taxes	1,672	1,672	1,672	—	—	942	942
Borrowings	479,888	537,299	—	537,299	—	461,138	517,624
Accrued interest payable	1,715	1,715	1,715	—	—	2,087	2,087
Mortgage banking derivative liabilities	249	249	—	—	249	397	397

Other Financial Instruments
Stand-by letters of credit	5	5	—	—	5	6	6

The following methods and assumptions were used by the Company in determining its fair value disclosures for financial instruments.

Cash and Cash Equivalents

The carrying amount reported in the consolidated statements of financial condition for cash and cash equivalents is a reasonable estimate of fair value for these short-term instruments.

Securities

The fair value of securities is determined by a third party valuation source using observable market data utilizing a matrix or multi-dimensional relational pricing model.  Standard inputs to these models include observable market data such as benchmark yields, reported trades, broker quotes, issuer spreads, benchmark securities and bid/offer market data.  For securities with an early redemption feature, an option adjusted spread model is utilized to adjust the issuer spread.  Prepayment models are used for mortgage related securities with prepayment features.

Loans Held for Sale

Fair value is estimated using the prices of the Company’s existing commitments to sell such loans and/or the quoted market price for commitments to sell similar loans.

Loans Receivable

Loans determined to be impaired are analyzed to determine whether a collateral shortfall exists, and if such a shortfall exists, are recorded on our consolidated statements of financial condition at fair value.  Fair value is determined based on third party appraisals.  Appraised values are adjusted to consider disposition costs and also to take into consideration the age of the most recent appraisal.  With respect to loans that are not considered to be impaired, fair value is estimated by discounting the future contractual cash flows using discount rates that that reflect a current rate offered to borrowers of similar credit standing for the remaining term to maturity.  This method of estimating fair value does not incorporate the exit-price concept of fair value prescribed by ASC 820-10 and generally produces a higher fair value.

FHLB Stock

For FHLB stock, the carrying amount is the amount at which shares can be redeemed with the FHLB and is a reasonable estimate of fair value.

Cash Surrender Value of Life Insurance

The carrying amounts reported in the consolidated statements of financial condition for the cash surrender value of life insurance approximate those assets’ fair values.

Deposits and Advance Payments by Borrowers for Taxes

The fair values for interest-bearing and noninterest-bearing negotiable order of withdrawal accounts, savings accounts, and money market accounts are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts). The fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates of similar remaining maturities to a schedule of aggregated expected monthly maturities of the outstanding certificates of deposit. The advance payments by borrowers for taxes are equal to their carrying amounts at the reporting date.

Borrowings

Fair values for borrowings are estimated using a discounted cash flow calculation that applies current interest rates to estimated future cash flows of the borrowings.

Accrued Interest Payable and Accrued Interest Receivable

For accrued interest payable and accrued interest receivable, the carrying amount is a reasonable estimate of fair value.

Commitments to Extend Credit and Standby Letters of Credit

Commitments to extend credit and standby letters of credit are generally not marketable. Furthermore, interest rates on any amounts drawn under such commitments would be generally established at market rates at the time of the draw. Fair values for the Company’s commitments to extend credit and standby letters of credit are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements, the counterparty’s credit standing, and discounted cash flow analyses. The fair value of the Company’s commitments to extend credit is not material at December 31, 2012 and 2011.

Mortgage Banking Derivative Assets and Liabilities

Mortgage banking derivatives include interest rate lock commitments to originate residential loans held for sale to individual customers and forward commitments to sell residential mortgage loans to various investors.  The Company utilizes a valuation model to estimate the fair value of its interest rate lock commitments to originate residential mortgage loans held for sale, which includes applying a pull through rate based upon historical experience and the current interest rate environment, and then multiplying by quoted investor prices.  The Company also utilizes a valuation model to estimate the fair value of its forward commitments to sell residential loans, which includes matching specific terms and maturities of the forward commitments against applicable investor pricing available.  On the Company’s Consolidated Statements of Condition, instruments that have a positive fair value are included in prepaid expenses and other assets, and those instruments that have a negative fair value are included in other liabilities.

Condensed Parent Company Only Statements	12 Months Ended
Dec. 31, 2012
Condensed Parent Company Only Statements [Abstract]
Condensed Parent Company Only Statements

18)      Condensed Parent Company Only Statements

Statements of Financial Condition

	December 31,
	2012	2011
	(In Thousands)
Assets
Cash and cash equivalents	$337	521
Securities available for sale (at fair value)	5,070	5,118
Investment in subsidiaries	195,451	160,933
Other assets	1,926	21
Total Assets	$202,784	166,593

Liabilities and shareholders’ equity
Liabilities:
Other liabilities	150	221
Shareholders’ equity
Preferred Stock (par value $.01 per share) Authorized - 20,000,000 shares, no shares issued	—	—
Common stock (par value $.01 per share) Authorized - 200,000,000 shares in 2012 and 2011 Issued - 34,072,909 in 2012 and 33,974,450 in 2011 Outstanding - 31,348,556 in 2012 and 31,250,097 in 2011	341	340
Additional paid-in-capital	110,490	110,894
Retained earnings	136,487	101,573
Unearned ESOP shares	(1,708)	(2,562)
Treasury stock (2,724,353 shares), at cost	(45,261)	(45,261)
Accumulated other comprehensive income (net of taxes)	2,285	1,388
Total shareholders’ equity	202,634	166,372
Total liabilities and shareholders’ equity	$202,784	166,593

Statements of Operations

	For the year ended December 31,
	2012	2011	2010
	(In Thousands)

Interest income	$644	669	715
Equity in income (loss) of subsidiaries	33,448	(8,250)	(2,790)
Total income (loss)	34,092	(7,581)	(2,075)

Compensation	(523)	(605)	(541)
Professional fees	3	57	40
Other expense	279	440	280
Total expense	(241)	(108)	(221)

Income (loss) before income tax expense	34,333	(7,473)	(1,854)

Income tax benefit	(581)	—	—
Net income (loss)	$34,914	(7,473)	(1,854)

Statements of Cash Flows

	For the year ended December 31,
	2012	2011	2010
	(In Thousands)
Cash flows from operating activities
Net income (loss)	$34,914	(7,473)	(1,854)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Amortization of unearned ESOP	306	202	264
Stock based compensation	145	1,593	1,659
Deferred income taxes	(954)	(71)	319
Equity in (earnings) loss of subsidiaries	(33,448)	8,250	2,790
Change in other assets and liabilities	(1,147)	(1,537)	(2,067)
Net cash (used in) provided by operating actitivies	(184)	964	1,111

Cash flows used in investing activities:
Capital contributions to subsidiary	—	(1,000)	(1,000)
Net cash used in investing activities	—	(1,000)	(1,000)

Net cash provided by (used in) financing activities	—	—	—
Net increase (decrease) in cash	(184)	(36)	111
Cash and cash equivalents at beginning of year	521	557	446
Cash and cash equivalents at end of year	$337	521	557

Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting

Note 15 — Segment Reporting

Selected financial and descriptive information is required to be provided about reportable operating segments, considering a “management approach” concept as the basis for identifying reportable segments. The management approach is based on the way that management organizes the segments within the enterprise for making operating decisions, allocating resources, and assessing performance. Consequently, the segments are evident from the structure of the enterprise’s internal organization, focusing on financial information that an enterprise’s chief operating decision-makers use to make decisions about the enterprise’s operating matters.  The Company has determined that it has two reportable segments: community banking and mortgage banking.  The Company’s operating segments are presented based on its management structure and management accounting practices.  The structure and practices are specific to the Company and therefore, the financial results of the Company’s business segments are not necessarily comparable with similar information for other financial institutions.

Community Banking

The Community Banking segment provides consumer and business banking products and services to customers primarily within Southeastern Wisconsin. Consumer products include loan and deposit products:  mortgage, home equity loans and lines, personal term loans, demand deposit accounts, interest bearing transaction accounts and time deposits.  Business banking products include secured and unsecured lines and term loans for working capital, inventory and general corporate use, commercial real estate construction loans, demand deposit accounts, interest bearing transaction accounts and time deposits.

Mortgage Banking

The Mortgage Banking segment provides residential mortgage loans for the purpose of sale on the secondary market.  Mortgage banking products and services are provided by offices in: Wisconsin, Arizona, Florida, Idaho, Illinois, Indiana, Iowa, Maryland, Minnesota, Ohio and Pennsylvania.

	Three Months ended March 31, 2013
	Community Banking	Mortgage Banking	Holding Company and Other	Consolidated
	(In Thousands)

Net interest income	$9,936	86	124	10,146
Provision for loan losses	1,700	60	—	1,760
Net interest income after provision for loan losses	8,236	26	124	8,386

Noninterest income:	639	22,406	(12)	23,033

Noninterest expenses:
Compensation, payroll taxes, and other employee benefits	3,291	13,270	(79)	16,482
Occupancy, office furniture and equipment	833	1,083	—	1,916
FDIC insurance premiums	673	—	—	673
Real estate owned	141	—	—	141
Other	960	3,656	43	4,659
Total noninterest expenses	5,898	18,009	(36)	23,871
Income before income taxes	2,977	4,423	148	7,548
Income tax exense	1,116	1,782	25	2,923
Net income	$1,861	2,641	123	4,625

Total Assets	$1,558,139	119,725	(49,110)	1,628,754

	Three Months ended March 31, 2012
	Community Banking	Mortgage Banking	Holding Company and Other	Consolidated
	(In Thousands)

Net interest income	$10,247	54	125	10,426
Provision for loan losses	3,600	75	—	3,675
Net interest income after provision for loan losses	6,647	(21)	125	6,751

Noninterest income:	774	14,228	—	15,002

Noninterest expenses:
Compensation, payroll taxes, and other employee benefits	3,127	7,727	(217)	10,637
Occupancy, office furniture and equipment	790	931	—	1,721
FDIC insurance premiums	941	—	—	941
Real estate owned	1,435	—	—	1,435
Other	1,218	3,497	66	4,781
Total noninterest expenses	7,511	12,155	(151)	19,515
Income (loss) before income taxes (benefit)	(90)	2,052	276	2,238
Income tax expense (benefit)	(794)	824	—	30
Net income	$704	1,228	276	2,208

Total Assets	$1,654,117	101,578	(56,793)	1,698,902

19)      Segments and Related Information

During the year ended December 31, 2011, the Company determined that it has two reportable segments: community banking and mortgage banking.  During this period, the Company realigned its operations to allow for all mortgage banking activities to be managed exclusively within its mortgage banking subsidiary.  Based upon this realignment, the Company determined that the mortgage banking subsidiary represents a segment that is distinct from the operations of the core community banking function.  Prior to the year ended December 31, 2011, the Company’s operations were aligned such that it had one reportable segment.  All segment data related to the year ended December 31, 2010 reflects the Company’s operations in the same manner as they were aligned during the years ended December 31, 2012 and 2011.  The Company’s operating segments are presented based on its management structure and management accounting practices.  The structure and practices are specific to the Company and therefore, the financial results of the Company’s business segments are not necessarily comparable with similar information for other financial institutions.

Community Banking

The Community Banking segment provides consumer and business banking products and services to customers primarily within Southeastern Wisconsin. Consumer products include loan and deposit products:  mortgage, home equity loans and lines, personal term loans, demand deposit accounts, interest bearing transaction accounts and time deposits.  Business banking products include secured and unsecured lines and term loans for working capital, inventory and general corporate use, commercial real estate construction loans, demand deposit accounts, interest bearing transaction accounts and time deposits.

Mortgage Banking

The Mortgage Banking segment provides residential mortgage loans for the purpose of sale on the secondary market.  Mortgage banking products and services are provided by offices in: Wisconsin, Arizona, Florida, Idaho, Indiana, Illinois, Iowa, Maryland, Minnesota, Ohio and Pennsylvania.

	As of or for the Year ended December 31, 2012
	Community Banking	Mortgage Banking	Holding Company and Other	Consolidated
	(in thousands)

Net interest income	$40,973	470	502	41,945
Provision for loan losses	8,250	50	—	8,300
Net interest income after provision for loan losses	32,723	420	502	33,645

Noninterest income	3,259	87,944	—	91,203

Noninterest expenses:
Compensation, payroll taxes, and other employee benefits	13,424	50,748	(665)	63,507
Occupancy, office furniture and equipment	3,112	3,856	—	6,968
FDIC insurance premiums	3,390	—	—	3,390
Real estate owned	8,746	—	—	8,746
Other	4,728	14,517	282	19,527
Total noninterest expenses	33,400	69,121	(383)	102,138
Income before income taxes (benefit)	2,582	19,243	885	22,710
Income taxes (benefit)	(19,347)	7,724	(581)	(12,204)
Net income	$21,929	11,519	1,466	34,914

Total Assets	$1,589,314	147,699	(75,937)	1,661,076

	As of or for the Year ended December 31, 2011
	Community Banking	Mortgage Banking	Holding Company and Other	Consolidated
	(in thousands)

Net interest income	$45,611	406	499	46,516
Provision for loan losses	21,960	117	—	22,077
Net interest income after provision for loan losses	23,651	289	499	24,439

Noninterest income	2,431	40,798	—	43,229

Noninterest expenses:
Compensation, payroll taxes, and other employee benefits	13,006	26,929	(776)	39,159
Occupancy, office furniture and equipment	3,262	3,226	—	6,488
FDIC insurance premiums	3,814	—	—	3,814
Real estate owned	12,140	—	—	12,140
Other	4,598	7,883	497	12,978
Total noninterest expenses	36,820	38,038	(279)	74,579
Income (loss) before income taxes (benefit)	(10,738)	3,049	778	(6,911)
Income taxes (benefit)	(833)	1,395	—	562
Net income (loss)	$(9,905)	1,654	778	(7,473)

Total Assets	$1,669,231	100,177	(56,557)	1,712,851

	As of or for the Year ended December 31, 2010
	Community Banking	Mortgage Banking	Holding Company and Other	Consolidated
	(in thousands)

Net interest income	$48,521	641	502	49,664
Provision for loan losses	25,553	279	—	25,832
Net interest income after provision for loan losses	22,968	362	502	23,832

Noninterest income	3,295	35,698	—	38,993

Noninterest expenses:
Compensation, payroll taxes, and other employee benefits	13,600	23,478	(755)	36,323
Occupancy, office furniture and equipment	3,313	2,449	—	5,762
FDIC insurance premiums	4,353	—	—	4,353
Real estate owned	6,583	—	—	6,583
Other	5,251	6,034	321	11,606
Total noninterest expenses	33,100	31,961	(434)	64,627
Income (loss) before income taxes (benefit)	(6,837)	4,099	936	(1,802)
Income taxes (benefit)	(1,554)	1,606	—	52
Net income (loss)	$(5,283)	2,493	936	(1,854)

Total Assets	$1,770,912	108,928	(70,874)	1,808,966

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

20)  Subsequent Events

On June 6, 2013, the Boards of Directors of Lamplighter Financial, MHC and the Company adopted a Plan of Conversion and Reorganization (the “Plan”).  Pursuant to the Plan, Lamplighter Financial, MHC will convert from the mutual holding company form of organization to the fully public form.  Lamplighter Financial, MHC will be merged into the Company, and Lamplighter Financial, MHC will no longer exist.  The Company will then merge into a new Maryland corporation also named Waterstone Financial, Inc.  As part of the conversion, Lamplighter Financial, MHC’s ownership interest of the Company will be offered for sale in a public offering.  The existing publicly held shares of the Company, which represent the remaining ownership interest in the Company, will be exchanged for new shares of common stock of the new Maryland corporation.  The exchange ratio will ensure that immediately after the conversion and public offering, the public shareholders of the Company will own the same aggregate percentage of common stock of the new Maryland corporation that they owned immediately prior to the completion of the conversion and public offering (excluding shares purchased in the stock offering and cash received in lieu of fractional shares).  When the conversion and public offering are completed, all of the capital stock of the Bank will be owned by the new Maryland corporation.

The Plan provides for the establishment, upon the completion of the conversion, of special “liquidation accounts” for the benefit of certain depositors of the Bank in an amount equal to the greater of Lamplighter Financial, MHC’s ownership interest in the retained earnings of the Company as of the date of the latest balance sheet contained in the prospectus or the retained earnings of the Bank at the time it reorganized into Lamplighter Financial, MHC.  Following the completion of the conversion, under the rules of the Board of Governors of the Federal Reserve System, the Bank will not be permitted to pay dividends on its capital stock to Waterstone Financial, Inc., its sole shareholder, if theBank’sshareholder’s equity would be reduced below the amount of the liquidation accounts.  The liquidation accounts will be reduced annually to the extent that eligible account holders have reduced their qualifying deposits.  Subsequent increases will not restore an eligible account holder’s interest in the liquidation accounts.

Direct costs of the conversion and public offering will be deferred and reduce the proceeds from the shares sold in the public offering.  No costs have been incurred as of December 31, 2012 related to the conversion.

Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Basis of presentation
The accompanying unaudited consolidated financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP") for interim financial information, Rule 10-01 of Regulation S-X and the instructions to Form 10-Q. The financial statements do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, the accompanying unaudited consolidated financial statements contain all adjustments (consisting of normal recurring accruals) necessary to present fairly the financial position, results of operations, changes in shareholders' equity, and cash flows of the Company for the periods presented.

Organization
a)	Organization
The board of directors of WaterStone Bank (the Bank) adopted the Plan of Reorganization and related Stock Issuance Plan on May 17, 2005, as amended on June 3, 2005, under which Waterstone Financial, Inc. (the Company) was formed to become the mid-tier holding company for the Bank. In addition, Lamplighter Financial, MHC, a Federally-chartered mutual holding company, was formed to become the majority owner of Waterstone Financial, Inc. The Company's outstanding common shares are 73.5% owned by Lamplighter Financial, MHC at December 31, 2012.

Nature of Operations
b)	Nature of Operations
The Company is a one-bank holding company with two operating segments – community banking and mortgage banking.  The Bank is principally engaged in the business of attracting deposits from the general public and using such deposits to originate real estate, business and consumer loans.
The Bank provides a full range of financial services to customers through branch locations in southeastern Wisconsin. The Bank is subject to the regulations of certain federal and state agencies and undergoes periodic examinations by those regulatory authorities.
The Bank owns a mortgage banking subsidiary that originates residential real estate loans held for sale at various branch offices across the country.  Mortgage banking volume fluctuates widely given movements in interest rates.  Mortgage banking income is reported as a single line item in the statements of operations while mortgage banking expense is distributed among the various noninterest expense lines.  Compensation, payroll taxes and other employee benefits expense varies directly with mortgage banking income.

Principles of Consolidation
c)	Principles of Consolidation
The consolidated financial statements include the accounts and operations of Waterstone Financial, Inc. and its wholly owned subsidiary, WaterStone Bank.  The Bank has the following wholly owned subsidiaries: Wauwatosa Investments, Inc. and Waterstone Mortgage Corporation. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates
The preparation of the unaudited consolidated financial statements requires management of the Company to make a number of estimates and assumptions relating to the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period.  Significant items subject to such estimates and assumptions include the allowance for loan losses, deferred income taxes and real estate owned.  Actual results could differ from those estimates.

d)	Use of Estimates
The preparation of the consolidated financial statements requires management of the Company to make a number of estimates and assumptions relating to the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant items subject to such estimates and assumptions include: the allowance for loan losses, deferred income taxes, valuation of investments, evaluation of other than temporary impairment on investments and valuation of real estate owned. Actual results could differ from those estimates and the current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

Cash and Cash Equivalents
e)	Cash and Cash Equivalents
The Company considers federal funds sold and highly liquid debt instruments with a maturity of three months or less when purchased to be cash equivalents.
Securities
f)	Securities
Available for Sale Securities
At the time of purchase, investment securities are classified as available for sale, as management has the intent and ability to hold such securities for an indefinite period of time, but not necessarily to maturity.  Any decision to sell investment securities available for sale would be based on various factors, including, but not limited to asset/liability management strategies, changes in interest rates or prepayment risks, liquidity needs, or regulatory capital considerations.  Available for sale securities are carried at fair value, with the unrealized gains and losses, net of deferred tax, reported as a separate component of equity, accumulated other comprehensive income.  The cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity or, in the case of mortgage-backed securities and collateralized mortgage obligations, over the estimated life of the security. Such amortization is included in interest income from securities.  Realized gains or losses on securities sales (using specific identification method) are included in other income.  Declines in value judged to be other than temporary are included in net impairment losses recognized in earnings in the consolidated statements of operations.
Held to Maturity Securities
Debt securities that the Company has the intent and ability to hold to maturity have been designated as held to maturity.  Such securities are stated at amortized cost.
Other Than Temporary Impairment
One of the significant estimates related to securities is the evaluation of investments for other than temporary impairment.  The Company assesses  investment securities with unrealized loss positions for other than temporary impairment on at least a quarterly basis.  When the fair value of an investment is less than its amortized cost at the balance sheet date of the reporting period for which impairment is assessed, the impairment is designated as either temporary or other than temporary.  In evaluating other than temporary impairment, management considers the length of time and extent to which the fair value has been less than cost and the expected recovery period of the security, the financial condition and near-term prospects of the issuer, and the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value in the near term.  Declines in the fair value of investment securities below amortized cost are deemed to be other than temporary when the Company cannot assert that it will recover its amortized cost basis, including whether the present value of cash flows expected to be collected is less than the amortized cost basis of the security. If it is more likely than not that the Company will be required to sell the security before recovery or if the Company has the intent to sell, an other than temporary impairment write down is recognized in earnings equal to the difference between the security's amortized cost and its fair value.  If it is not more likely than not that the Company will be required to sell the security before recovery and if the Company does not intend to sell, the other than temporary impairment write down is separated into an amount representing credit loss, which is recognized in earnings, and an amount related to other factors, which is recognized as a separate component of equity.  Following the recognition of an other than temporary impairment representing credit loss, the book value of an investment less the impairment loss realized becomes the new cost basis.  Because the Company's assessments are based on factual information as well as subjective information available at the time of assessment, the determination as to whether an other than temporary impairment exists and, if so, the amount considered other than temporarily impaired, or not impaired, is subjective and, therefore, the timing and amount of other than temporary impairments constitute material estimates that are subjective to significant change.
Federal Home Loan Bank Stock
Federal Home Loan Bank stock is carried at cost, which is the amount that the stock is redeemable by tendering to the FHLBC or the amount at which shares can be sold to other FHLBC members.  FHLBC dividends are recognized as income on their ex-dividend date.

Impairment of investment securities
The Company reviews the investment securities portfolio on a quarterly basis to monitor its exposure to other-than-temporary impairment.  In evaluating whether a security's decline in market value is other-than-temporary, management considers the length of time and extent to which the fair value has been less than cost, financial condition of the issuer and the underlying obligors, quality of credit enhancements, volatility of the fair value of the security, the expected recovery period of the security and ratings agency evaluations.  In addition the Company may also evaluate payment structure, whether there are defaulted payments or expected defaults, prepayment speeds and the value of any underlying collateral.  For certain securities in unrealized loss positions, the Company prepares cash flow analyses to compare the present value of cash flows expected to be collected from the security with the amortized cost basis of the security.

The Company reviews the investment securities portfolio on a quarterly basis to monitor its exposure to other-than-temporary impairment.  In evaluating whether a security's decline in market value is other-than-temporary, management considers the length of time and extent to which the fair value has been less than cost, financial condition of the issuer and the underlying obligors, quality of credit enhancements, volatility of the fair value of the security, the expected recovery period of the security and ratings agency evaluations.  In addition the Company may also evaluate payment structure, whether there are defaulted payments or expected defaults, prepayment speeds and the value of any underlying collateral.  For certain securities in unrealized loss positions, the Company prepares cash flow analyses to compare the present value of cash flows expected to be collected from the security with the amortized cost basis of the security.

Loans Held for Sale
g)	Loans Held for Sale
The origination of residential real estate loans is an integral component of the business of the Company. The Company generally sells its originations of long-term fixed interest rate mortgage loans in the secondary market. Gains and losses on the sales of these loans are determined using the specific identification method. The Company generally sells mortgage loans in the secondary market on a servicing released basis, however, servicing is retained when economic conditions so warrant. Mortgage loans originated for sale are generally sold within 45 days after closing.
The Company has elected to carry loans held for sale at fair value.  Fair value is generally determined by estimating a gross premium or discount, which is derived from pricing currently observable in the market.  The amount by which cost differs from market value is accounted for as a valuation adjustment to the carrying value of the loans.  Changes in value are included in mortgage banking income in the consolidated statements of operations.  The carrying value of loans held for sale included a market valuation adjustment of $6.0 million at December 31, 2012 and $3.2 million at December 31, 2011.
Costs to originate loans held for sale are expensed as incurred and are included on the appropriate noninterest expense lines of the statements of operations.  Salaries, commissions and related payroll taxes are the primary costs to originate and comprise approximately 73% of total mortgage banking noninterest expense.
The value of mortgage loans held for sale and other residential mortgage loan commitments to customers are hedged by utilizing both best efforts and mandatory forward commitments to sell loans to investors in the secondary market. Such forward commitments are generally entered into at the time when applications are taken to protect the value of the mortgage loans from increases in market interest rates during the period held. The Corporation recognizes revenue associated with the expected future cash flows of servicing loans at the time a forward loan commitment is made, as required under Securities and Exchange Commission Staff Accounting Bulletin No. 109, Written Loan Commitments Recorded at Fair Value Through Earnings.

Loans Receivable and Related Interest Income
h)	Loans Receivable and Related Interest Income
Loans are classified as held for investment when management has both the intent and ability to hold the loan for the foreseeable future, or until maturity or payoff.  Loans are carried at the principal amount outstanding, net of any unearned income, charge-offs and unamortized deferred fees and costs.  Loan origination and commitment fees and certain direct loan origination costs are deferred and the net amount amortized as an adjustment of the related loan yield. Amortization is based on a level-yield method over the contractual life of the related loans or until the loan is paid in full.
Loan interest income is recognized on the accrual basis.  Accrual of interest is generally discontinued either when reasonable doubt exists as to the full, timely collection of interest or principal, or when a loan becomes contractually past due more than 90 days with respect to interest or principal. At that time, previously accrued and uncollected interest on such loans is reversed and additional income is recorded only to the extent that payments are received and the collection of principal is reasonably assured.  Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time, and the ultimate collectibility of the total contractual principal and interest is no longer in doubt.
A loan is accounted for as a troubled debt restructuring if the Company, for economic reasons related to the borrower's financial condition, grants a concession to the borrower that it would not otherwise consider.  A troubled debt restructuring typically involves a modification of terms such as a reduction of the stated interest rate, a deferral of principal payments or a combination of both for a temporary period of time.  If the borrower was performing in accordance with the original contractual terms at the time of the restructuring, the restructured loan is accounted for on an accruing basis as long as the borrower continues to comply with the modified terms.  If the loan was not accounted for on an accrual basis at the time of restructuring, the restructured loan remains in non-accrual status until the loan returns to its original contractual terms and a positive payment history is established.

Allowance for Loan Losses
i)	Allowance for Loan Losses
The allowance for loan losses is presented as a reserve against loans and represents the Bank's assessment of probable loan losses inherent in the loan portfolio.  The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to income.  Estimated loan losses are charged against the allowance when the loan balance is confirmed to be uncollectible directly or indirectly by the borrower or upon initiation of a foreclosure action by the Bank.  Subsequent recoveries, if any, are credited to the allowance.
The allowance provides for probable losses that have been identified with specific customer relationships and for probable losses believed to be inherent in the loan portfolio, but have not been specifically identified.  The Bank utilizes its own loss history to estimate inherent losses on loans. Although the Bank allocates portions of the allowance to specific loans and loan types, the entire allowance is available for any loan losses that occur.
The Bank evaluates the need for specific valuation allowances on loans that are considered impaired. A loan is considered impaired when, based on current information and events, it is probable that the Bank will not be able to collect all amounts due according to the contractual terms of the loan agreement. Within the loan portfolio, all non-accrual loans and loans modified under troubled debt restructurings have been determined by the Bank to meet the definition of an impaired loan.  In addition, other one- to four-family, over four-family, construction and land, commercial real estate and commercial loans may be considered impaired loans.  A valuation allowance is established for an amount equal to the impairment when the carrying amount of the loan exceeds the present value of the expected future cash flows, discounted at the loan's original effective interest rate or the fair value of the underlying collateral.
 The Bank also establishes valuation allowances based on an evaluation of the various risk components that are inherent in the loan portfolio. The risk components that are evaluated include past loan loss experience; the level of non-performing and classified assets; current economic conditions; volume, growth, and composition of the loan portfolio; adverse situations that may affect the borrower's ability to repay; the estimated value of any underlying collateral; regulatory guidance; and other relevant factors.
The appropriateness of the allowance for loan losses is approved quarterly by the Bank's board of directors. The allowance reflects management's best estimate of the amount needed to provide for the probable loss on impaired loans, as well as other credit risks of the Bank, and is based on a risk model developed and implemented by management and approved by the Bank's board of directors.
Actual results could differ from this estimate, and future additions to the allowance may be necessary based on unforeseen changes in economic conditions. In addition, federal regulators periodically review the Bank's allowance for loan losses. Such regulators have the authority to require the Bank to recognize additions to the allowance at the time of their examination.

Real Estate Owned
j)	Real Estate Owned
Real estate owned consists of properties acquired through, or in lieu of, loan foreclosure.  Real estate owned is transferred into the portfolio at the lower of estimated fair value less anticipated selling costs based upon the property's appraised value at the date of transfer or the net carrying value of the loan.  To the extent that the net carrying value of the loan exceeds the estimated fair value of the property at the date of transfer, the excess is charged to the allowance for loan losses.  Subsequent write-downs to reflect current fair market value, as well as gains and losses upon disposition and revenue and expenses incurred in maintaining such properties, are treated as period costs and included in real estate owned in the consolidated statements of operations.

Mortgage Servicing Rights

k)             Mortgage Servicing Rights

The Company sells residential mortgage loans in the secondary market and, on a selective basis, retains the right to service the loans sold.  Upon sale, a mortgage servicing rights asset is capitalized, which represents the then current fair value of future net cash flows expected to be realized for performing servicing activities.  Mortgage servicing rights, when purchased, are initially recorded at fair value.  Mortgage servicing rights are amortized over the period of estimated net servicing income, and assessed for impairment at each reporting date. Mortgage servicing rights are carried at the lower of the initial capitalized amount, net of accumulated amortization, or estimated fair value, and are included in other assets, net in the consolidated balance sheets.

Cash Surrender Value of Life Insurance
l)	Cash Surrender Value of Life Insurance
The Company purchased bank owned life insurance on the lives of certain employees.  The Company is the beneficiary of the life insurance policies.  The cash surrender value of life insurance is reported at the amount that would be received in cash if the polices were surrendered.  Increases in the cash value of the policies and proceeds of death benefits received are recorded in non-interest income.  The increase in cash surrender value of life insurance is not subject to income taxes, as long as the Company has the intent and ability to hold the policies until the death benefits are received.

Office Properties and Equipment
m)	Office Properties and Equipment
Office properties and equipment, including leasehold improvements and software, are stated at cost, net of depreciation and amortization. Depreciation and amortization are computed on the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are amortized over the lease term, if shorter than the estimated useful life. Maintenance and repairs are charged to expense as incurred, while additions or major improvements are capitalized and depreciated over their estimated useful lives. Estimated useful lives of the assets are 10 to 30 years for office properties, three to 10 years for equipment, and three years for software. Rent expense related to long-term operating leases is recorded on the accrual basis.

Income Taxes
n)	Income Taxes
The Company and its subsidiaries file consolidated federal and combined state income tax returns. The provision for income taxes is based upon income in the consolidated financial statements, rather than amounts reported on the income tax returns.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, as well as net operating loss carry fowards.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized as income or expense in the period that includes the enactment date.

The Company evaluates the realizability of its deferred tax assets on a quarterly basis.  Under generally accepted accounting principles, a valuation allowance is required to be recognized if it is "more likely than not" that a deferred tax asset will not be realized.  The determination of the realizability of the deferred tax assets is highly subjective and dependent upon judgment concerning management's evaluation of both positive and negative evidence, the forecasts of future income, applicable tax planning strategies, and assessments of current and future economic and business conditions.

Positions taken in the Company's tax returns may be subject to challenge by the taxing authorities upon examination.  The benefit of uncertain tax positions are initially recognized in the financial statements only when it is more likely than not the position will be sustained upon examination by the tax authorities.  Such tax positions are both initially and subsequently measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement with the tax authority, assuming full knowledge of the position and all relevant facts.   Interest and penalties on income tax uncertainties are classified within income tax expense in the income statement.

Earnings Per Share
o)	Earnings Per Share
Earnings per share are computed using the two-class method.  Basic earnings per share is computed by dividing net income allocated to common shareholders by the weighted average number of common shares outstanding during the applicable period, excluding outstanding participating securities.  Diluted earnings per share is computed by dividing net income by the weighted average number of common shares outstanding adjusted for the dilutive effect of all potential common shares.  Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.  Shares of the Employee Stock Ownership Plan committed to be released are considered outstanding for both common and diluted EPS.  Incentive stock compensation awards granted can result in dilution.

Other Comprehensive Income
p)	Comprehensive Income
Comprehensive income is the total of reported net income and changes in unrealized gains or losses, net of tax, on securities available for sale.
Employee Stock Ownership Plan (ESOP)
q)	Employee Stock Ownership Plan (ESOP)
Compensation expense under the ESOP is equal to the fair value of common shares released or committed to be released to participants in the ESOP in each respective period.  Common stock purchased by the ESOP and not committed to be released to participants is included in the consolidated statements of financial condition at cost as a reduction of shareholders' equity.

Impact of Recent Accounting Pronouncements
r)	Impact of Recent Accounting Pronouncements

In June 2011, the FASB issued guidance to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income.  The amendments require that all nonowner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  The amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.  The amendments were effective for interim and annual periods beginning after December 15, 2011 with retrospective application.  Subsequently, in December 2011, the FASB decided that the requirement to present items that are reclassified from other comprehensive income to net income alongside their respective components of net income and other comprehensive income will be deferred. Therefore, those requirements will not be effective for public entities for fiscal years and interim periods within those years beginning after December 15, 2011.  The adoption of this accounting standard did not have a material impact on the Company's results of operations, financial position, and liquidity.  See the Consolidated Statement of Comprehensive Income (Loss) for required disclosures.

In May 2011, the FASB issued guidance on measuring fair value to create common fair value measurement and disclosure requirements in U.S. GAAP and IFRS.  The amendments change the wording used to describe many of the requirements for measuring fair value and for disclosing information about fair value measurements.  The amendments also clarify the Board's intent about the application of existing fair value measurement and disclosure requirements.  The amendments were effective for interim and annual periods beginning after December 15, 2011.  The adoption of this accounting standard did not have a material impact on the Company's results of operations, financial position, and liquidity.  See Note 16 for required disclosures on fair value measurements.

Derivative financial instruments
In connection with its mortgage banking activities, the Company enters into derivative financial instruments as part of its strategy to manage its exposure to changes in interest rates.   Mortgage banking derivatives include interest rate lock commitments provided to customers to fund mortgage loans to be sold in the secondary market and forward commitments for the future delivery of such loans to third party investors.  It is the Company's practice to enter into forward commitments for the future delivery of residential mortgage loans when interest rate lock commitments are entered into in order to economically hedge the effect of future changes in interest rates on its commitments to fund the loans as well as on its portfolio of mortgage loans held for sale. The Company's mortgage banking derivatives have not been designated as being in hedge relationships.  These instruments are used to manage the Company's exposure to interest rate movements and other identified risks but do not meet the strict hedge accounting requirements of ASC 815. Changes in the fair value of derivatives not designated in hedging relationships are recorded as a component of mortgage banking income in the Company's consolidated statements of operations. The Company does not use derivatives for speculative purposes.

Forward commitments to sell mortgage loans represent commitments obtained by the Company from a secondary market agency to purchase mortgages from the Company at specified interest rates and within specified periods of time.  Commitments to sell loans are made to mitigate interest rate risk on interest rate lock commitments to originate loans and loans held for sale.  At March 31, 2013, the Company had forward commitments to sell mortgage loans with an aggregate notional amount of approximately $295.0 million and interest rate lock commitments with an aggregate notional amount of approximately $184.0 million.  The fair value of the mortgage derivatives at March 31, 2013 included a gain of $2.4 million on mortgage banking derivative assets and a $124,000 net loss on mortgage banking liabilities that are reported as a component of other asset and other liabilities, respectively on the Company's consolidated statements of financial condition.

In determining the fair value of its derivative loan commitments, the Company considers the value that would be generated by the loan arising from exercise of the loan commitment when sold in the secondary mortgage market. That value includes the price that the loan is expected to be sold for in the secondary mortgage market.  The fair value of these commitments is recorded on the consolidated statements of financial condition with the changes in fair value recorded as a component of mortgage banking income.

15)	Derivative Financial Instruments
In connection with its mortgage banking activities, the Company enters into derivative financial instruments as part of its strategy to manage its exposure to changes in interest rates.   Mortgage banking derivatives include interest rate lock commitments provided to customers to fund mortgage loans to be sold in the secondary market and forward commitments for the future delivery of such loans.  It is the Company's practice to enter into forward commitments for the future delivery of residential mortgage loans when interest rate lock commitments are entered into in order to economically hedge the effect of future changes in interest rates on its commitments to fund the loans as well as on its portfolio of mortgage loans held-for-sale.  The Company's mortgage banking derivatives have not been designated as being in hedge relationships.  These instruments are used to manage the Company's exposure to interest rate movements and other identified risks but do not meet the strict hedge accounting requirements of ASC 815.  Changes in the fair value of derivatives not designated in hedging relationships are recorded directly in earnings.  The Company does not use derivatives for speculative purposes.

Forward commitments to sell mortgage loans represent commitments obtained by the Company from a secondary market agency to purchase mortgages from the Company at specified interest rates and within specified periods of time.  Commitments to sell loans are made to mitigate interest rate risk on interest rate lock commitments to originate loans and loans held for sale.    At December 31, 2012, the Company had forward commitments to sell mortgage loans with an aggregate notional amount of $138.1 million and interest rate lock commitments with an aggregate notional amount of $147.9 million.  The fair value of the mortgage derivatives at December 31, 2012 included a gain of $1.7 million on mortgage banking derivative assets and a $249,000 net loss on mortgage banking liabilities that are reported as a component of other asset and other liabilities, respectively on the Company's consolidated statements of financial condition.

In determining the fair value of its derivative loan commitments, the Company considers the value that would be generated when the loan arising from exercise of the loan commitment is sold in the secondary mortgage market. That value includes the price that the loan is expected to be sold for in the secondary mortgage market.  The fair value of these commitments is recorded on the consolidated statements of financial condition with the changes in fair value recorded as a component of mortgage banking income.

Securities Available for Sale (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Securities [Abstract]
Amortized cost and fair values of investment in securities available for sale

The amortized cost and fair values of the Company’s investment in securities available for sale follow:

	March 31, 2013
		Gross	Gross
	Amortized	unrealized	unrealized
	cost	gains	losses	Fair value
	(In Thousands)
Mortgage-backed securities	$111,803	2,381	(108)	114,076
Collateralized mortgage obligations:
Government sponsored enterprise issued	25,682	410	—	26,092
Mortgage-related securities	137,485	2,791	(108)	140,168

Government sponsored enterprise bonds	10,000	21	—	10,021
Municipal securities	57,550	1,746	(567)	58,729
Other debt securities	5,000	136	—	5,136
Debt securities	72,550	1,903	(567)	73,886

Certificates of Deposit	6,370	51	(4)	6,417
	$216,405	4,745	(679)	220,471

	December 31, 2012
		Gross	Gross
	Amortized	unrealized	unrealized
	cost	gains	losses	Fair value
	(In Thousands)
Mortgage-backed securities	$116,813	2,349	(106)	119,056
Collateralized mortgage obligations:
Government sponsored enterprise issued	29,207	373	(1)	29,579
Mortgage-related securities	146,020	2,722	(107)	148,635

Government sponsored enterprise bonds	8,000	17	—	8,017
Municipal securities	35,493	2,043	(165)	37,371
Other debt securities	5,000	70	—	5,070
Debt securities	48,493	2,130	(165)	50,458

Certificates of Deposit	5,880	45	(1)	5,924
	$200,393	4,897	(273)	205,017

The amortized cost and fair values of the Company’s investment in securities follow:

	December 31, 2012
		Gross	Gross
	Amortized	unrealized	unrealized
	cost	gains	losses	Fair value
	(In Thousands)
Mortgage-backed securities	$116,813	2,349	(106)	119,056
Collateralized mortgage obligations
Government sponsored enterprise issued	29,207	373	(1)	29,579
Mortgage related securities	146,020	2,722	(107)	148,635

Government sponsored enterprise bonds	8,000	17	—	8,017
Municipal securities	35,493	2,043	(165)	37,371
Other debt securities	5,000	70	—	5,070
Debt securities	48,493	2,130	(165)	50,458

Certificates of Deposit	5,880	45	(1)	5,924
	$200,393	4,897	(273)	205,017

	December 31, 2011
		Gross	Gross
	Amortized	unrealized	unrealized
	cost	gains	losses	Fair value
	(In Thousands)
Mortgage-backed securities	$33,561	1,857	(1)	35,417
Collateralized mortgage obligations
Government sponsored enterprise issued	32,650	559	(13)	33,196
Private label issued	19,475	16	(1,040)	18,451
Mortgage related securities	85,686	2,432	(1,054)	87,064

Government sponsored enterprise bonds	71,210	152	(13)	71,349
Municipal securities	37,644	1,744	(320)	39,068
Other debt securities	5,000	118	—	5,118
Debt securities	113,854	2,014	(333)	115,535

Certificates of Deposit	3,920	2	(2)	3,920
	$203,460	4,448	(1,389)	206,519

Amortized cost and fair values of investment securities by contractual maturity

The amortized cost and fair values of investment securities by contractual maturity at March 31, 2013 are shown below. Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value
	(In Thousands)
Debt and other securities
Due within one year	$2,750	2,756
Due after one year through five years	24,726	25,737
Due after five years through ten years	20,248	20,155
Due after ten years	31,196	31,655
Mortgage-related securities	137,485	140,168
	$216,405	220,471

The amortized cost and fair value of securities at December 31, 2012, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because issuers or borrowers may have the right to prepay obligations with or without prepayment penalties.

	December 31, 2012
	Amortized
	cost	Fair value
	(In Thousands)
Debt securities:
Due within one year	$2,925	2,932
Due after one year through five years	22,354	23,376
Due after five years through ten years	10,239	10,288
Due after ten years	18,855	19,786
Mortgage-related securities	146,020	148,635
	$200,393	205,017

Total proceeds and gross gains and losses from sales of investment securities available for sale

Total proceeds and gross gains and losses from sales of investment securities available for sale for each of periods listed below.

	December 31,
	2012	2011	2010
	(In Thousands)
Gross gains	$522	53	136
Gross losses	—	—	(81)
Gains on sale of investment securities, net	$522	53	55

Proceeds from sales of investment securities	$30,089	3,230	20,733

Fair value and gross unrealized losses on securities available for sale and in a continuous unrealized loss position

Gross unrealized losses on securities available for sale and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows:

	March 31, 2013
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	value	loss	value	loss	value	loss
	(In Thousands)
Mortgage-backed securities	$8,012	(108)	—	—	8,012	(108)
Municipal securities	30,938	(477)	384	(90)	31,322	(567)
Certificates of Deposit	1,221	(4)	—	—	1,221	(4)
	$40,171	(589)	384	(90)	40,555	(679)

	December 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	value	loss	value	loss	value	loss
	(In Thousands)
Mortgage-backed securities	$19,382	(106)	—	—	19,382	(106)
Collateralized mortgage obligations:
Government sponsored enterprise issued	1,419	(1)	—	—	1,419	(1)
Municipal securities	9,009	(94)	398	(71)	9,407	(165)
Certificates of Deposit	244	(1)	—	—	244	(1)
	$30,054	(202)	398	(71)	30,452	(273)

Gross unrealized losses on securities available for sale and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

	December 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	value	loss	value	loss	value	loss
	(In Thousands)
Mortgage-backed securities	19,382	(106)	—	—	19,382	(106)
Collateralized mortgage obligations
Government sponsored enterprise issued	1,419	(1)	—	—	1,419	(1)
Municipal securities	9,009	(94)	398	(71)	9,407	(165)
Certificates of Deposit	244	(1)	—	—	244	(1)
	$30,054	(202)	398	(71)	30,452	(273)

	December 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	value	loss	value	loss	value	loss
	(In Thousands)
Mortgage-backed securities	1,167	(1)	—	—	1,167	(1)
Collateralized mortgage obligations
Government sponsored enterprise issued	5,726	(13)	—	—	5,726	(13)
Private-label issue	—	—	15,408	(1,040)	15,408	(1,040)
Government sponsored enterprise bonds	12,487	(13)	—	—	12,487	(13)
Municipal securities	228	(87)	1,989	(233)	2,217	(320)
Certificates of Deposit	1,958	(2)	—	—	1,958	(2)
	$21,566	(116)	17,397	(1,273)	38,963	(1,389)

Change in other-than-temporary credit related impairment charges on collateralized mortgage obligations for which a portion of OTTI related to other factors was recognized in other comprehensive loss

The following table presents the change in other-than-temporary credit related impairment charges on securities available for sale for which a portion of the other-than-temporary impairments related to other factors was recognized in other comprehensive loss.

(In Thousands)
Credit-related impairments on securities as of December 31, 2011	$2,096
Credit-related impairments related to securites for which an other-than-temporary impairment was not previously recognized	100
Increase in credit-related impairments related to securities for which an other-than-temporary impairment was previously recognized	113
Reduction for sales of securities for which other-than-temporary was previously recognized	(2,209)
Credit-related impairments on securities as of December 31, 2012	100
Credit-related impairments related to securites for which an other-than-temporary impairment was not previously recognized	—
Increase in credit-related impairments related to securities for which an other-than-temporary impairment was previously recognized	—
Credit-related impairments on securities as of March 31, 2013	$100

In addition to the securities discussed above, during the year ended December 31, 2012, the Company identified two municipal securities that were deemed to be other-than-temporarily impaired.  Both securities were issued by a tax incremental district in a municipality located in Wisconsin.  During the year ended December 31, 2012, the Company received audited financial statements with respect to the municipal issuer that called into question the ability of the underlying taxing district that issued the securities to operate as a going concern.  During the year ended December 31, 2012, the Company’s analysis of these securities resulted in $100,000 in credit losses that were charged to earnings with respect to these two municipal securities.  As of December 31, 2012, these securities had a combined amortized cost of $215,000 and a combined estimated fair value of $237,000.  As of December 31, 2012, the Company had one municipal security which had been in an unrealized loss position for twelve months or longer.  This security was determined not to be other-than-temporarily impaired as of December 31, 2012.

The following table presents the change in other-than-temporary credit related impairment charges on collateralized mortgage obligations and municipal securities for which a portion of the other-than-temporary impairments related to other factors was recognized in other comprehensive loss.

(in thousands)
Credit related impairments on securities as of December 31, 2010	$1,640
Credit related impairments related to a security for which other-than-temporary impairment was not previously recognized	—
Increase in credit related impairments related to securities for which an other-than- temporary impairment was previously recognized	456
Credit related impairments on securities as of December 31, 2011	2,096
Credit related impairments related to a security for which other-than-temporary impairment was not previously recognized	100
Increase in credit related impairments related to securities for which an other-than- temporary impairment was previously recognized	113
Reduction for sales of securities for which other-than-temporary impairment was previously recognized	(2,209)
Credit related impairments on securities as of December 31, 2012	$100

Loans Receivable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Loan Receivable [Abstract]
Schedule of Components of Loans Receivable

Loans receivable at March 31, 2013 and December 31, 2012 are summarized as follows:

	March 31,	December 31,
	2013	2012
	(In Thousands)
Mortgage loans:
Residential real estate:
One- to four-family	$445,243	460,821
Over four-family	514,566	514,363
Home equity	35,949	36,494
Construction and land	33,249	33,818
Commercial real estate	76,759	65,495
Consumer	128	132
Commercial loans	19,043	22,549
	$1,124,937	1,133,672

Loans receivable at December 31, 2012 and 2011 are summarized as follows:

	December 31,
	2012	2011
	(In Thousands)
Mortgage loans:
Residential real estate:
One- to four-family	$460,821	496,736
Over four-family	514,363	552,240
Home equity	36,494	38,599
Construction and land	33,818	39,528
Commercial real estate	65,495	65,434
Consumer	132	109
Commercial loans	22,549	24,018
Total loans receivable	$1,133,672	1,216,664

Analysis of Past Due Loans Receivable

An analysis of past due loans receivable as of March 31, 2013 and December 31, 2012 follows:

	As of March 31, 2013
	1-59 Days Past Due (1)	60-89 Days Past Due (2)	Greater Than 90 Days	Total Past Due	Current (3)	Total Loans
	(In Thousands)
Mortgage loans:
Residential real estate:
One- to four-family	$8,344	4,766	29,016	42,126	403,117	445,243
Over four-family	1,819	1,562	19,040	22,421	492,145	514,566
Home equity	914	105	448	1,467	34,482	35,949
Construction and land	—	763	2,140	2,903	30,346	33,249
Commercial real estate	258	—	665	923	75,836	76,759
Consumer	—	—	—	—	128	128
Commercial loans	—	841	511	1,352	17,691	19,043
Total	$11,335	8,037	51,820	71,192	1,053,745	1,124,937

	As of December 31, 2012
Mortgage loans:
Residential real estate:
One- to four-family	$11,745	5,402	29,259	46,406	414,415	460,821
Over four-family	3,543	1,498	18,336	23,377	490,986	514,363
Home equity	416	111	404	931	35,563	36,494
Construction and land	87	—	2,180	2,267	31,551	33,818
Commercial real estate	290	—	668	958	64,537	65,495
Consumer	—	—	—	—	132	132
Commercial loans	—	—	511	511	22,038	22,549
Total	$16,081	7,011	51,358	74,450	1,059,222	1,133,672

(1)         Includes $4.9 million and $2.4 million for March 31, 2013 and December 31, 2012, respectively, which are on non-accrual status.

(2)         Includes $2.2 million and $2.8 million for March 31, 2013 and December 31, 2012, respectively, which are on non-accrual status.

(3)         Includes $7.1 million and $18.2 million for March 31, 2013 and December 31, 2012, respectively, which are on non-accrual status.

An analysis of past due loans receivable as of December 31, 2012 and 2011 follows:

	As of December 31, 2012
	1-59 Days Past Due (1)	60-89 Days Past Due (2)	Greater Than 90 Days	Total Past Due	Current (3)	Total Loans
	(In Thousands)
Mortgage loans:
Residential real estate:
One- to four-family	$11,745	5,402	29,259	46,406	414,415	460,821
Over four-family	3,543	1,498	18,336	23,377	490,986	514,363
Home equity	416	111	404	931	35,563	36,494
Construction and land	87	—	2,180	2,266	31,552	33,818
Commercial real estate	290	—	668	959	64,536	65,495
Consumer	—	—	—	—	132	132
Commercial loans	—	—	511	511	22,038	22,549
Total	$16,081	7,011	51,358	74,450	1,059,222	1,133,672

	As of December 31, 2011
	1-59 Days Past Due (1)	60-89 Days Past Due (2)	Greater Than 90 Days	Total Past Due	Current (3)	Total Loans
	(In Thousands)
Mortgage loans:
Residential real estate:
One- to four-family	$12,650	5,536	40,001	58,187	438,549	496,736
Over four-family	13,044	2,630	8,946	24,620	527,620	552,240
Home equity	1,982	131	290	2,403	36,196	38,599
Construction and land	49	155	6,790	6,994	32,534	39,528
Commercial real estate	70	—	515	585	64,849	65,434
Consumer	8	—	—	8	101	109
Commercial loans	543	—	70	613	23,405	24,018
Total	$28,346	8,452	56,612	93,410	1,123,254	1,216,664

(1)         Includes $2.4 million and $4.6 million for December 31, 2012 and 2011, respectively, which are on non-accrual status.

(2)         Includes $2.8 million and $1.4 million for December 31, 2012 and 2011, respectively, which are on non-accrual status.

(3)         Includes $18.2 million and $15.7 million for December 31, 2012 and 2011, respectively, which are on non-accrual status.

Allowance for Loan Losses

A summary of the activity for the three months ended March 31, 2013 and 2012 in the allowance for loan losses follows:

	One- to Four- Family	Over Four- Family	Home Equity	Construction and Land	Commercial Real Estate	Consumer	Commercial	Total
	(In Thousands)
Three months ended March 31, 2013
Balance at beginning of period	$17,819	7,734	2,097	1,323	1,259	30	781	31,043
Provision (credit) for loan losses	2,055	(329)	(74)	39	132	(2)	(61)	1,760
Charge-offs	(3,642)	(137)	(78)	(7)	—	—	—	(3,864)
Recoveries	153	201	2	—	—	2	1	359
Balance at end of period	$16,385	7,469	1,947	1,355	1,391	30	721	29,298

Three months ended March 31, 2012
Balance at beginning of period	$17,475	8,252	1,998	2,922	941	28	814	32,430
Provision (credit) for loan losses	2,245	762	448	264	14	(1)	(57)	3,675
Charge-offs	(2,446)	(447)	(150)	(120)	(35)	—	—	(3,198)
Recoveries	116	4	7	—	—	—	13	140
Balance at end of period	$17,390	8,571	2,303	3,066	920	27	770	33,047

A summary of the activity for the years ended December 31, 2012, 2011 and 2010 in the allowance for loan losses follows:

	One- to Four- Family	Over Four Family	Home Equity	Construction and Land	Commercial Real Estate	Consumer	Commercial	Total
	(In Thousands)
Year ended December 31, 2012
Balance at beginning of period	$17,475	8,252	1,998	2,922	941	28	814	32,430
Provision for loan losses	6,149	534	559	(181)	1,500	6	(267)	8,300
Charge-offs	(6,472)	(1,108)	(485)	(1,668)	(1,182)	(4)	(59)	(10,978)
Recoveries	667	56	25	250	—	—	293	1,291
Balance at end of period	$17,819	7,734	2,097	1,323	1,259	30	781	31,043

Year ended December 31, 2011
Balance at beginning of period	$16,150	6,877	1,196	3,252	671	28	1,001	29,175
Provision for loan losses	12,567	5,331	1,429	1,346	998	9	397	22,077
Charge-offs	(11,553)	(3,996)	(634)	(1,745)	(734)	(10)	(619)	(19,291)
Recoveries	311	40	7	69	6	1	35	469
Balance at end of period	$17,475	8,252	1,998	2,922	941	28	814	32,430

Year ended December 31, 2010
Balance at beginning of period	$17,875	5,208	1,642	2,635	720	43	371	28,494
Provision for loan losses	15,054	5,053	170	2,934	525	(3)	2,099	25,832
Charge-offs	(16,906)	(3,439)	(619)	(2,319)	(575)	(13)	(1,470)	(25,341)
Recoveries	127	55	3	2	1	1	1	190
Balance at end of period	$16,150	6,877	1,196	3,252	671	28	1,001	29,175

Schedule of Allowance for Loan Loss for Loans Evaluated Individually and Collectively For Impairment

A summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class as of March 31, 2013 follows:

	One- to Four- Family	Over Four Family	Home Equity	Construction and Land	Commercial Real Estate	Consumer	Commercial	Total
	(In Thousands)
Allowance related to loans individually evaluated for impairment	$5,190	2,383	951	377	228	—	331	9,460
Allowance related to loans collectively evaluated for impairment	11,195	5,086	996	978	1,163	30	390	19,838

Balance at end of period	$16,385	7,469	1,947	1,355	1,391	30	721	29,298

Loans individually evaluated for impairment	$56,498	25,794	2,221	4,429	665	22	1,352	90,981

Loans collectively evaluated for impairment	388,745	488,772	33,728	28,820	76,094	106	17,691	1,033,956
Total gross loans	$445,243	514,566	35,949	33,249	76,759	128	19,043	1,124,937

A summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class as of the year ended December 31, 2012 follows:

	One- to Four- Family	Over Four Family	Home Equity	Construction and Land	Commercial Real Estate	Consumer	Commercial	Total
	(In Thousands)
Allowance related to loans individually evaluated for impairment	$7,058	3,268	1,033	377	341	—	331	12,408

Allowance related to loans collectively evaluated for impairment	10,761	4,466	1,064	946	918	30	450	18,635

Balance at end of period	$17,819	7,734	2,097	1,323	1,259	30	781	31,043

Loans individually evaluated for impairment	$57,467	28,281	2,127	4,470	1,250	24	1,352	94,971

Loans collectively evaluated for impairment	403,354	486,082	34,367	29,348	64,245	108	21,197	1,038,701
Total gross loans	$460,821	514,363	36,494	33,818	65,495	132	22,549	1,133,672

A summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class as of the year ended December 31, 2012 follows:

	One- to Four- Family	Over Four Family	Home Equity	Construction and Land	Commercial Real Estate	Consumer	Commercial	Total
	(In Thousands)
Allowance related to loans individually evaluated for impairment	$7,058	3,268	1,033	377	341	—	331	12,408
Allowance related to loans collectively evaluated for impairment	10,761	4,466	1,064	946	918	30	450	18,635

Balance at end of period	$17,819	7,734	2,097	1,323	1,259	30	781	31,043

Loans individually evaluated for impairment	$57,467	28,281	2,127	4,470	1,250	24	1,352	94,971

Loans collectively evaluated for impairment	403,354	486,082	34,367	29,348	64,245	108	21,197	1,038,701
Total gross loans	$460,821	514,363	36,494	33,818	65,495	132	22,549	1,133,672

A summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class as of the year ended December 31, 2011 follows:

	One- to Four- Family	Over Four Family	Home Equity	Construction and Land	Commercial Real Estate	Consumer	Commercial	Total
	(In Thousands)
Allowance related to loans individually evaluated for impairment	$5,707	3,719	803	2,077	—	—	269	12,575
Allowance related to loans collectively evaluated for impairment	11,768	4,533	1,195	845	941	28	545	19,855

Balance at end of period	$17,475	8,252	1,998	2,922	941	28	814	32,430

Loans individually evaluated for impairment	$68,321	40,783	2,227	8,436	515	—	1,115	121,397

Loans collectively evaluated for impairment	428,415	511,457	36,372	31,092	64,919	109	22,903	1,095,267
Total gross loans	$496,736	552,240	38,599	39,528	65,434	109	24,018	1,216,664

Internal Risk Rating of Loans Receivable

The following table presents information relating to the Company’s internal risk ratings of its loans receivable as of March 31, 2013 and December 31, 2012:

	One- to Four- Family	Over Four Family	Home Equity	Construction and Land	Commercial Real Estate	Consumer	Commercial	Total
	(In Thousands)
At March 31, 2013
Substandard	$51,706	19,696	2,637	3,665	665	22	1,364	79,755

Watch	15,550	18,464	1,558	2,891	2,005	—	1,331	41,799

Pass	377,987	476,406	31,754	26,693	74,089	106	16,348	1,003,383
	$445,243	514,566	35,949	33,249	76,759	128	19,043	1,124,937

At December 31, 2012
Substandard	$53,242	24,767	2,913	3,705	1,251	23	1,365	87,266

Watch	17,082	14,157	606	2,803	1,234	—	964	36,846

Pass	390,497	475,439	32,975	27,310	63,010	109	20,220	1,009,560
	$460,821	514,363	36,494	33,818	65,495	132	22,549	1,133,672

The following table presents information relating to the Company’s internal risk ratings of its loans receivable as of December 31, 2012 and 2011:

	One- to Four- Family	Over Four Family	Home Equity	Construction and Land	Commercial Real Estate	Consumer	Commercial	Total
	(In Thousands)
At December 31, 2012

Substandard	$53,242	24,767	2,913	3,705	1,251	23	1,365	87,266

Watch	17,082	14,157	606	2,803	1,234	—	964	36,846

Pass	390,497	475,439	32,975	27,310	63,010	109	20,220	1,009,560
	$460,821	514,363	36,494	33,818	65,495	132	22,549	1,133,672

	(In Thousands)
At December 31, 2011

Substandard	$68,566	37,502	3,188	8,436	1,114	—	1,116	119,922

Watch	14,341	16,993	721	6,199	1,549	—	1,108	40,911

Pass	413,829	497,745	34,690	24,893	62,771	109	21,794	1,055,831
	$496,736	552,240	38,599	39,528	65,434	109	24,018	1,216,664

Impaired Loan Receivables

The following tables present data on impaired loans at March 31, 2013 and December 31, 2012.

	As of or for the Three Months Ended March 31, 2013
	Recorded Investment	Unpaid Principal	Reserve	Cumulative Charge-Offs	Average Recorded Investment	Interest Paid
	(In Thousands)
Total Impaired with Reserve
One- to four-family	$23,875	24,097	5,190	222	24,445	226
Over four-family	16,030	16,275	2,383	245	16,732	214
Home equity	1,463	1,463	951	—	1,539	10
Construction and land	2,315	2,315	377	—	2,315	15
Commercial real estate	228	594	228	366	594	—
Consumer	—	—	—	—	—	—
Commercial	1,352	1,352	331	—	1,352	3
	45,263	46,096	9,460	833	46,977	468

Total Impaired with no Reserve

One- to four-family	32,623	38,246	—	5,623	38,154	271
Over four-family	9,764	9,929	—	165	10,489	5
Home equity	758	924	—	166	934	3
Construction and land	2,114	3,579	—	1,465	3,579	1
Commercial real estate	437	461	—	24	472	2
Consumer	22	22	—	—	23	—
Commercial	—	—	—	—	—	—
	45,718	53,161	—	7,443	53,651	282

Total Impaired

One- to four-family	56,498	62,343	5,190	5,845	62,599	497
Over four-family	25,794	26,204	2,383	410	27,221	219
Home equity	2,221	2,387	951	166	2,473	13
Construction and land	4,429	5,894	377	1,465	5,894	16
Commercial real estate	665	1,055	228	390	1,066	2
Consumer	22	22	—	—	23	—
Commercial	1,352	1,352	331	—	1,352	3
	$90,981	99,257	9,460	8,276	100,628	750

	As of or for the Year Ended December 31, 2012
	Recorded Investment	Unpaid Principal	Reserve	Cumulative Charge-Offs	Average Recorded Investment	Interest Paid
	(In Thousands)
Total Impaired with Reserve
One- to four-family	$29,057	29,456	7,058	399	29,768	874
Over four-family	17,397	17,642	3,268	245	18,073	722
Home equity	1,544	1,544	1,033	—	1,615	74
Construction and land	2,316	2,316	377	—	2,316	78
Commercial real estate	813	1,179	341	366	1,748	50
Consumer	—	—	—	—	—	—
Commercial	1,352	1,352	331	—	1,352	42
	52,479	53,489	12,408	1,010	54,872	1,840

Total Impaired with no Reserve

One- to four-family	28,410	31,315	—	2,905	31,358	1,175
Over four-family	10,884	11,179	—	295	11,649	549
Home equity	583	749	—	166	755	14
Construction and land	2,154	3,655	—	1,501	3,656	5
Commercial real estate	437	461	—	24	473	12
Consumer	24	24	—	—	24	1
Commercial	—	—	—	—	—	—
	42,492	47,383	—	4,891	47,915	1,756

Total Impaired

One- to four-family	57,467	60,771	7,058	3,304	61,126	2,049
Over four-family	28,281	28,821	3,268	540	29,722	1,271
Home equity	2,127	2,293	1,033	166	2,370	88
Construction and land	4,470	5,971	377	1,501	5,972	83
Commercial real estate	1,250	1,640	341	390	2,221	62
Consumer	24	24	—	—	24	1
Commercial	1,352	1,352	331	—	1,352	42
	$94,971	100,872	12,408	5,901	102,787	3,596

The following tables present data on impaired loans at December 31, 2012 and 2011.

	As of or for the Year Ended December 31, 2012
	Recorded Investment	Unpaid Principal	Reserve	Cumulative Charge-Offs	Average Recorded Investment	Int Paid YTD
Total Impaired with Reserve
One- to four-family	$29,057	29,456	7,058	399	29,768	874
Over four-family	17,397	17,642	3,268	245	18,073	722
Home equity	1,544	1,544	1,033	—	1,615	74
Construction and land	2,316	2,316	377	—	2,316	78
Commercial real estate	813	1,179	341	366	1,748	50
Consumer	—	—	—	—	—	—
Commercial	1,352	1,352	331	—	1,352	42
	$52,479	53,489	12,408	1,010	54,872	1,840

Total Impaired with no Reserve

One- to four-family	$28,410	31,315	—	2,905	31,358	1,175
Over four-family	10,884	11,179	—	295	11,649	549
Home equity	583	749	—	166	755	14
Construction and land	2,154	3,655	—	1,501	3,656	5
Commercial real estate	437	461	—	24	473	12
Consumer	24	24	—	—	24	1
Commercial	—	—	—	—	—	—
	$42,492	47,383	—	4,891	47,915	1,756

Total Impaired

One- to four-family	$57,467	60,771	7,058	3,304	61,126	2,049
Over four-family	28,281	28,821	3,268	540	29,722	1,271
Home equity	2,127	2,293	1,033	166	2,370	88
Construction and land	4,470	5,971	377	1,501	5,972	83
Commercial real estate	1,250	1,640	341	390	2,221	62
Consumer	24	24	—	—	24	1
Commercial	1,352	1,352	331	—	1,352	42
	$94,971	100,872	12,408	5,901	102,787	3,596

The difference between a loan’s recorded investment and the unpaid principal balance represents a partial charge-off resulting from a confirmed loss due to the value of the collateral securing the loan being below the loan balance and management’s assessment that the full collection of the loan balance is not likely.

When a loan is considered impaired, interest payments received are treated as interest income on a cash basis as long as the remaining book value of the loan (i.e., after charge-off of all identified losses) is deemed to be fully collectible. If the remaining book value is not deemed to be fully collectible, all payments received are applied to unpaid principal. Determination as to the ultimate collectability of the remaining book value is supported by an updated credit department evaluation of the borrower’s financial condition and prospects for repayment, including consideration of the borrower’s sustained historical repayment performance and other relevant factors.

	As of or for the Year Ended December 31, 2011
	Recorded Investment	Unpaid Principal	Reserve	Cumulative Charge-Offs	Average Recorded Investment	Int Paid YTD
Total Impaired with Reserve
One- to four-family	$25,735	25,913	5,707	178	26,093	579
Over four-family	21,268	21,648	3,719	380	21,846	761
Home equity	1,428	1,428	803	—	1,448	2
Construction and land	6,543	6,543	2,077	—	6,543	113
Commercial real estate	—	—	—	—	—	—
Commercial	1,033	1,033	269	—	1,037	42
	$56,007	56,565	12,575	558	56,967	1,497

Total Impaired with no Reserve

One- to four-family	$42,586	48,482	—	5,896	48,552	1,448
Over four-family	19,515	21,264	—	1,749	21,535	780
Home equity	799	799	—	—	833	3
Construction and land	1,893	3,413	—	1,520	3,413	60
Commercial real estate	515	539	—	24	538	17
Commercial	82	100	—	18	90	—
	$65,390	74,597	—	9,207	74,961	2,308

Total Impaired

One- to four-family	$68,321	74,395	5,707	6,074	74,645	2,027
Over four-family	40,783	42,912	3,719	2,129	43,381	1,541
Home equity	2,227	2,227	803	—	2,281	5
Construction and land	8,436	9,956	2,077	1,520	9,956	173
Commercial real estate	515	539	—	24	538	17
Commercial	1,115	1,133	269	18	1,127	42
	$121,397	131,162	12,575	9,765	131,928	3,805

Troubled Debt Restructurings on Loan Receivables

The following presents data on troubled debt restructurings:

	As of March 31, 2013
	Accruing		Non-accruing		Total
	Amount	Number	Amount	Number	Amount	Number
	(dollars in thousands)

One- to four-family	$13,212	21	$15,942	85	$29,154	106
Over four-family	6,727	5	16,024	8	22,751	13
Home equity	—	—	975	3	975	3
Construction and land	2,171	2	78	1	2,249	3
Commercial real estate	—	—	665	2	665	2

	$22,110	28	$33,684	99	$55,794	127

	As of December 31, 2012
	Accruing		Non-accruing		Total
	Amount	Number	Amount	Number	Amount	Number
	(dollars in thousands)

One- to four-family	$9,921	17	$21,847	95	$31,768	112
Over four-family	3,917	4	20,030	13	23,947	17
Home equity	—	—	986	3	986	3
Construction and land	2,173	2	79	1	2,252	3
Commercial real estate	—	—	668	2	668	2
	$16,011	23	$43,610	114	$59,621	137

The following presents data on troubled debt restructurings:

	As of December 31, 2012
	Accruing		Non-accruing		Total
	Amount	Number	Amount	Number	Amount	Number
	(dollars in thousands)

One- to four-family	$9,921	17	$21,847	95	$31,768	112
Over four-family	3,917	4	20,030	13	23,947	17
Home equity	—	—	986	3	986	3
Construction and land	2,173	2	79	1	2,252	3
Commercial real estate	—	—	668	2	668	2

	$16,011	23	$43,610	114	$59,621	137

	As of December 31, 2011
	Accruing		Non-accruing		Total
	Amount	Number	Amount	Number	Amount	Number
	(dollars in thousands)

One- to four-family	$8,293	26	$26,773	93	$35,066	119
Over four-family	14,845	13	2,453	8	17,298	21
Home equity	43	1	1,024	4	1,067	5
Construction and land	1,408	1	79	1	1,487	2
Commercial real estate	—	—	452	1	452	1
Commercial	—	—	42	2	42	2

	$24,589	41	$30,823	109	$55,412	150

Schedule of Troubled Debt Restructurings by Concession Type

The following presents troubled debt restructurings by concession type as of March 31, 2013 and December 31, 2012:

	As of March 31, 2013
	Performing in accordance with modified terms		In Default		Total
	Amount	Number	Amount	Number	Amount	Number
	(dollars in thousands)
Interest reduction and principal forbearance	$24,809	70	2,266	9	27,075	79
Principal forbearance	17,374	11	347	1	17,721	12
Interest reduction	7,694	10	3,304	26	10,998	36
	$49,877	91	5,917	36	55,794	127

	As of December 31, 2012
	Performing in accordance with modified terms		In Default		Total
	Amount	Number	Amount	Number	Amount	Number
	(dollars in thousands)
Interest reduction and principal forbearance	$26,051	77	2,770	11	28,821	88
Principal forbearance	17,574	11	348	1	17,922	12
Interest reduction	11,984	35	894	2	12,878	37
	$55,609	123	4,012	14	59,621	137

The following presents troubled debt restructurings by concession type at December 31, 2012 and 2011:

	As of December 31, 2012
	Performing in accordance with modified terms		In Default		Total
	Amount	Number	Amount	Number	Amount	Number
	(dollars in thousands)
Interest reduction and principal forebearance	$26,051	77	2,770	11	28,821	88
Principal forebearance	17,574	11	348	1	17,922	12
Interest reduction	11,984	35	894	2	12,878	37
	$55,609	123	4,012	14	59,621	137

	As of December 31, 2011
	Performing in accordance with modified terms		In Default		Total
	Amount	Number	Amount	Number	Amount	Number
	(dollars in thousands)
Interest reduction and principal forebearance	$22,752	61	6,564	22	29,316	83
Principal forebearance	3,894	29	1,771	9	5,665	38
Interest reduction	20,006	27	425	2	20,431	29
	$46,652	117	8,760	33	55,412	150

Schedule of Data on Troubled Debt Restructurings

The following presents data on troubled debt restructurings as of March 31, 2013:

	For the Three Months Ended March 31, 2013		For the Three Months Ended March 31, 2012
	Amount	Number	Amount	Number
	(dollars in thousands)		(dollars in thousands)
Loans modified as a troubled debt restructure
One- to four-family	$343	3	$2,971	7
	$343	3	$2,971	7

Troubled debt restructuring modified within the past twelve months for which there was a default
One- to four-family	$—	—	$520	1
	$—	—	$520	1

The following presents data on troubled debt restructurings:

	For the Year Ended
	December 31, 2012		December 31, 2011
	Amount	Number	Amount	Number
	(dollars in thousands)		(dollars in thousands)
Loans modified as a troubled debt restructure
One- to four-family	$14,821	27	$23,049	86
Over four-family	18,520	8	10,340	12
Home equity	12	1	1,062	3
Land and construction	764	1	—	—
	$34,117	37	$34,451	101

Troubled debt restructuring modified within the past twelve months for which there was a default
One- to four-family	—	—	$702	6
	$—	—	$702	6

Schedule of Loans Receivables, Non Accrual Status

The following table presents data on non-accrual loans as of March 31, 2013 and December 31, 2012:

	March 31,	December 31,
	2013	2012
	(Dollars in Thousands)
Non-accrual loans:
Residential
One- to four-family	$41,985	46,467
Over four-family	19,067	23,205
Home equity	1,539	1,578
Construction and land	2,175	2,215
Commercial real estate	665	668
Consumer	22	24
Commercial	511	511
Total non-accrual loans	$65,964	74,668

Total non-accrual loans to total loans receivable	5.86%	6.59%
Total non-accrual loans and performing troubled debt restructurings to total loans receivable	7.83%	8.00%
Total non-accrual loans to total assets	4.05%	4.50%

The following table presents data on non-accrual loans:

	As of December 31,
	2012	2011
	(Dollars in Thousands)
Residential
One- to four-family	$46,467	$55,609
Over four-family	23,205	13,680
Home equity	1,578	1,334
Construction and land	2,215	6,946
Commercial real estate	668	514
Commercial	511	135
Consumer	24	—
Total non-accrual loans	$74,668	$78,218

Total non-accrual loans to total loans, net	6.59%	6.43%
Total non-accrual loans and performing troubled debt restructurings to total loans receivable	8.00%	8.45%
Total non-accrual loans to total assets	4.50%	4.57%

Office Properties and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Office Properties and Equipment [Abstract]
Schedule of office properties and equipment

Office properties and equipment are summarized as follows:

	December 31,
	2012	2011
	(In Thousands)

Land	$6,836	6,959
Office buildings and improvements	29,652	29,583
Furniture and equipment	12,347	10,679
	48,835	47,221
Less accumulated depreciation	(21,900)	(19,865)
	$26,935	27,356

Minimum annual commitments under all non-cancelable lease agreements

The Company and certain subsidiaries are obligated under non-cancelable operating leases for other facilities and equipment.  Rent and equipment lease expense totaled $2.8 million, $2.6 million and $1.9 million for the years ended December 31, 2012, 2011 and 2010, respectively.  The appropriate minimum annual commitments under all non-cancelable lease agreements as of December 31, 2012 are as follows:

Operating
leases
(In Thousands)
Within one year	$1,664
One to two years	916
Two to three years	390
Three to four years	230
Four through five years	23
After five years	—
Total	$3,223

Real Estate Owned (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Real Estate Owned [Abstract]
Summary of real estate owned

Real estate owned is summarized as follows:

	March 31,	December 31,
	2013	2012
	(In Thousands)

One- to four-family	$15,348	17,353
Over four-family	7,849	9,890
Construction and land	6,048	7,029
Commercial real estate	1,554	1,702
	$30,799	35,974

The following table presents the activity in the Company’s real estate owned:

	Three months ended March 31,
	2013	2012
	(In Thousands)
Real estate owned at beginning of the period	$35,974	56,670
Transferred from loans receivable	2,734	6,349
Sales	(7,680)	(6,122)
Write downs	(480)	(875)
Other	251	(12)
Real estate owned at the end of the period	$30,799	56,010

Real estate owned is summarized as follows:

	December 31,
	2012	2011
	(In Thousands)

One- to four-family	$17,353	27,449
Over four-family	9,890	16,231
Construction and land	7,029	8,796
Commercial real estate	1,702	4,194
	$35,974	56,670

The following table presents the activity in real estate owned:

	Year Ended December 31,
	2012	2011
	(In Thousands)

Real estate owned at beginning of period	$56,670	57,752
Transferred in from loans receivable	22,282	28,259
Sales	(35,159)	(22,432)
Write downs	(7,562)	(6,825)
Other activity	(257)	(84)
Real estate owned at end of period	$35,974	56,670

Mortgage Servicing Rights (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Mortgage Servicing Rights [Abstract]
Mortgage Servicing Rights Activity

The following table presents the activity in the Company’s mortgage servicing rights:

	Three months ended March 31,
	2013	2012
	(In Thousands)
Mortgage servicing rights at beginning of the period	$3,220	198
Additions	958	439
Amortization	(269)	(22)
Mortgage servicing rights at end of the period	3,909	615
Valuation allowance at end of period	—	—
Mortgage servicing rights at the end of the period, net	$3,909	615

The following table presents the activity related to the Company’s mortgage servicing rights:

	Year ended December 31,
	2012	2011
	(In Thousands)
Mortgage servicing rights at beginning of the period	$198	$42
Additions	3,411	169
Amortization	(389)	(13)
Mortgage servicing rights at end of the period	3,220	198
Valuation allowance at end of period	—	—
Mortgage servicing rights at the end of the period, net	$3,220	$198

Estimated Amortization Expense of Mortgage Servicing Rights

The following table shows the estimated future amortization expense for mortgage servicing rights for the periods indicated:

		March 31,
		2013
		(In Thousands)
Estimate for the period ended December 31:	2013	$862
	2014	935
	2015	765
	2016	597
	2017	429
	Thereafter	321
	Total	$3,909

The following table shows the estimated future amortization expense for mortgage servicing rights at December 31, 2012 for the periods indicated:

		(In Thousands)
Estimate for the years ended December 31:	2013	890
	2014	747
	2015	603
	2016	459
	2017	316
	Thereafter	205
	Total	3,220

Deposits (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Deposits [Abstract]
Summary of interest expense on deposits

A summary of interest expense on deposits is as follows:

	Years ended December 31,
	2012	2011	2010
	(In Thousands)

Interest-bearing demand deposits	$23	30	37
Money market and savings deposits	272	369	493
Time deposits	9,182	14,890	20,459
	$9,477	15,289	20,989

Contractual maturities of time deposits

A summary of the contractual maturities of time deposits at March 31, 2013 is as follows:

(In Thousands)

Within one year	$452,351
More than one to two years	214,086
More than two to three years	12,571
More than three to four years	10,869
More than four through five years	22,490
After five years	26
$712,393

A summary of the contractual maturities of time deposits at December 31, 2012 is as follows:
(In Thousands)
Within one year	$454,561
One to two years	236,816
Two to three years	15,006
Three to four years	6,269
Four through five years	24,248
After five years	20
$736,920

Borrowings (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Borrowings [Abstract]
Borrowings

Borrowings consist of the following:

		March 31, 2013		December 31, 2012
			Weighted		Weighted
			Average		Average
		Balance	Rate	Balance	Rate
		(Dollars in Thousands)
Short term:
Short-term repurchase agreements		$45,324	3.22%	45,888	3.09%

Long term:
Federal Home Loan Bank, Chicago advances maturing:
	2016	220,000	4.34%	220,000	4.34%
	2017	65,000	3.19%	65,000	3.19%
	2018	65,000	2.97%	65,000	2.97%

Repurchase agreements maturing	2017	84,000	3.96%	84,000	3.96%
		$479,324	3.83%	479,888	3.82%

Borrowings consist of the following:

	December 31, 2012		December 31, 2011
		Weighted		Weighted
		Average		Average
	Balance	Rate	Balance	Rate
	(In Thousands)

Short-term repurchase agreements	$45,888	3.09%	27,138	4.50%

Federal Home Loan Bank advances maturing:
2016	220,000	4.34%	220,000	4.34%
2017	65,000	3.19%	65,000	3.19%
2018	65,000	2.97%	65,000	2.97%

Repurchase agreements maturing:
2017	84,000	3.96%	84,000	3.96%
	$479,888	3.82%	461,138	3.93%

Regulatory Capital (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Regulatory Capital [Abstract]
Actual and required capital amounts and ratios

The actual and required capital amounts and ratios for the Bank as of March 31, 2013 and December 31, 2012 are presented in the table below:

	March 31, 2013
					To Be Well-Capitalized
			For Capital		Under Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars In Thousands)

Total capital (to risk-weighted assets)	$205,635	18.75%	87,726	8.00%	109,657	10.00%
Tier I capital (to risk-weighted assets)	191,736	17.49%	43,863	4.00%	65,794	6.00%
Tier I capital (to average assets)	191,736	11.79%	65,061	4.00%	81,326	5.00%
State of Wisconsin (to total assets)	191,736	11.82%	97,339	6.00%	N/A	N/A

	December 31, 2012
	(Dollars In Thousands)
Total capital (to risk-weighted assets)	$199,098	17.34%	91,844	8.00%	114,806	10.00%
Tier I capital (to risk-weighted assets)	184,542	16.07%	45,922	4.00%	68,883	6.00%
Tier I capital (to average assets)	184,542	11.13%	66,312	4.00%	82,890	5.00%
State of Wisconsin (to total assets)	184,542	11.15%	99,305	6.00%	N/A	N/A

The actual and required capital amounts and ratios for the Bank as of December 31, 2012 and 2011 are presented in the table below:

	December 31, 2012
					To Be Well-Capitalized
			For Capital		Under Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars In Thousands)

WaterStone Bank
Total capital (to risk-weighted assets)	$199,098	17.34%	91,844	8.00%	114,806	10.00%
Tier I capital (to risk-weighted assets)	184,542	16.07%	45,922	4.00%	68,883	6.00%
Tier I capital (to average assets)	184,542	11.13%	66,312	4.00%	82,890	5.00%
State of Wisconsin (to total assets)	184,542	11.15%	99,305	6.00%	N/A	N/A

	December 31, 2011

WaterStone Bank
Total capital (to risk-weighted assets)	$174,144	14.58%	95,579	8.00%	119,474	10.00%
Tier I capital (to risk-weighted assets)	158,994	13.31%	47,790	4.00%	71,684	6.00%
Tier I capital (to average assets)	158,994	9.16%	69,447	4.00%	86,808	5.00%
State of Wisconsin (to total assets)	158,994	9.31%	102,463	6.00%	N/A	N/A

Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock Based Compensation [Abstract]
Estimated fair value of options granted

Assumptions are used in estimating the fair value of stock options granted.  The weighted average expected life of the stock options represent the period of time that the options are expected to be outstanding and is based on the SEC simplified approach to calculating expected term.  The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant.  The expected volatility is based on the actual volatility of Waterstone Financial, Inc. stock from the original date of issue, October 4, 2005.  The following assumptions were used in estimating the fair value of options granted in the year ended December 31, 2012 and 2010.  There were no options granted during the year ended December 31, 2011.

	2012	2010
Dividend Yield	0.00%	0.00%
Risk-free interest rate	0.25%	0.25%
Expected volatility	74.53%	75.67%
Weighted average expected life	6.5 years	6.5 years
Weighted average per share value of options	$1.25	$2.54

Stock option activity

A summary of the Company’s stock option activity for the years ended December 31, 2012, 2011 and 2010 is presented below.

			Weighted Average	Aggregate
		Weighted Average	Years Remaining in	Instrinsic Value
Stock Options	Shares	Exercise Price	Contractual Term	(000’s)
Outstanding December 31, 2009	757,500	17.41	7.07	—
Options exercisable at December 31, 2009	298,000	17.60	7.03	—

Granted	50,000	$3.80		—
Exercised	—			—
Forfeited	(5,000)	17.67		—
Outstanding December 31, 2010	802,500	16.44	6.34	—
Options exercisable at December 31, 2010	446,500	17.54	6.04	—

Granted	—			—
Exercised	—			—
Forfeited	(10,000)	17.16		—
Outstanding December 31, 2011	792,500	16.32	5.37	—
Options exercisable at December 31, 2011	599,000	17.28	5.12	—

Granted	255,000	$2.03		—
Exercised	(3,000)	4.65		9
Forfeited	(24,000)	8.93		(72)
Outstanding December 31, 2012	1,020,500	13.11	5.69	1,622
Options exercisable at December 31, 2012	744,500	16.59	4.31	80

Summary of nonvested stock option activity

The following table summarizes information about the Company’s nonvested stock option activity for the years ended December 31, 2012 and 2011:

		Weighted Average
Stock Options	Shares	Grant Date Fair Value

Nonvested at December 31, 2010	356,000	$5.60
Granted	—
Vested	(160,500)	5.79
Forfeited	(2,000)	6.04
Nonvested at December 31, 2011	193,500	5.31

Nonvested at December 31, 2011	193,500	$5.31
Granted	255,000	1.33
Vested	(158,500)	5.78
Forfeited	(14,000)	1.32
Nonvested at December 31, 2012	276,000	1.48

Summary of restricted stock shares activity

The following table summarizes information about the Company’s restricted stock shares activity for the years ended December 31, 2012 and 2011:

		Weighted Average
Restricted Stock	Shares	Grant Date Fair Value

Nonvested at December 31, 2010	101,400	$16.91
Granted	—	—
Vested	(49,200)	17.24
Forfeited	—	—
Nonvested at December 31, 2011	52,200	16.61

Nonvested at December 31, 2011	52,200	16.61
Granted	100,000	1.89
Vested	(49,200)	17.24
Forfeited	(2,000)	4.65
Nonvested at December 31, 2012	101,000	1.96

Employee Stock Ownership Plan (Tables)	12 Months Ended
Dec. 31, 2012
Employee Stock Ownership Plan [Abstract]
Employee Stock Ownership Plan

The aggregate activity in the number of unearned ESOP shares, considering the allocation of those shares committed to be released as of December 31, is as follows:

	2012	2011
Beginning ESOP shares	228,453	304,605
Shares committed to be released	(76,151)	(76,152)
Unreleased shares	152,302	228,453

Fair value of unreleased shares (in thousands)	$1,188	432

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Provision (benefit) for income taxes

The provision (benefit) for income taxes for the year ended December 31, 2012, 2011 and 2010 consists of the following:

	Years ended December 31,
	2012	2011	2010
	(In Thousands)
Current:
Federal	$4,256	1,216	30
State	435	81	22
	4,691	1,297	52
Deferred:
Federal	(12,664)	(590)	—
State	(4,231)	(145)	—
	(16,895)	(735)	—
Total	$(12,204)	562	52

Differential income tax provisions computed at the Federal statutory corporate tax rate

The income tax provisions differ from that computed at the Federal statutory corporate tax rate for the years ended December 31, 2012, 2011 and 2010 as follows:

	Years ended December 31,
	2012	2011	2010
	(Dollars In Thousands)

Income (loss) before income taxes	$22,710	(6,911)	(1,802)
Tax at Federal statutory rate (35%)	7,949	(2,419)	(631)
Add (deduct) effect of:
State income taxes net of Federal income tax benefit (expense)	(2,467)	(41)	14
Cash surrender value of life insurance	(375)	(393)	(398)
Non-deductible ESOP and stock option expense	103	119	168
Tax-exempt interest income	(185)	(254)	(294)
Reversal of federal valuation allowance on deferred taxes	(17,008)	2,921	1,281
Intra-period tax allocation between other comprehensive income and loss from operations	—	(591)	—
Increase in tax exposure reserve	(184)	1,216	—
Other	(37)	4	(88)
Income tax provision (benefit)	(12,204)	562	52
Effective tax rate	(53.7)%	(8.1)%	(2.9)%

Components of net deferred tax assets (liabilities) included in prepaid expenses and other assets

The significant components of the Company’s net deferred tax assets (liabilities) included in prepaid expenses and other assets are as follows at December 31, 2012 and 2011:

	December 31,
	2012	2011
	(In Thousands)
Gross deferred tax assets:
Excess book depreciation	$653	617
Compensation agreements	277	335
Restricted stock and stock options	935	1,252
Allowance for loan losses	12,316	13,113
Repurchase reserve for loans sold	357	—
Real estate owned write-downs	4,005	4,826
Interest recognized for tax but not books	1,609	1,169
Federal NOL carryforward	—	915
State NOL carryforward	817	1,563
Unrealized loss on impaired securities	—	841
Other	426	213
Total gross deferred tax assets	21,395	24,844
Valuation allowance	—	(21,270)
Deferred tax assets	21,395	3,574
Gross deferred tax liabilities:
Unrealized gain on securities available for sale, net	(1,834)	(1,228)
Mortgage servicing rights	(1,278)	—
FHLB stock dividends	(858)	(931)
Deferred loan fees	(639)	(859)
Deferred liabilities	(4,609)	(3,018)
Net deferred tax assets	$16,786	556

Reconciliation of the beginning and ending amount of unrecognized tax benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011
	(In Thousands)
Balance at January 1	$2,004	—
Increases related to prior year tax positions	13	1,526
Increases related to current year tax positions	2	478
Decreases related to prior year tax positions	(1,948)	—
Balance at December 31	$71	2,004

Offsetting of Assets and Liabilities (Tables)	3 Months Ended
Mar. 31, 2013
Offsetting Of Assets and Liabilities [Abstract]
Repurchase liabilities

The following table presents the liabilities subject to an enforceable master netting agreement as of March 31, 2013 and December 31, 2012.

	Gross Recognized Liabilities	Gross Amounts Offset	Net Amounts Presented	Gross Amounts Not Offset	Net Amount
	(In Thousands)
March 31, 2013
Repurchase Agreements
Short-term	$29,847	—	29,847	29,847	—
Long-term	84,000	—	84,000	84,000	—
	$113,847	—	113,847	113,847	—

December 31, 2012
Repurchase Agreements
Short-term	$38,090	—	38,090	38,090	—
Long-term	84,000	—	84,000	84,000	—
	$122,090	—	122,090	122,090	—

Financial Instruments with Off-Balance Sheet Risk (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Financial Instruments With Off Balance Sheet Risk [Abstract]
Financial Instruments with Off-Balance Sheet Risk

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amounts recognized in the consolidated balance sheets. The contract or notional amounts of those instruments reflect the extent of involvement the Company has in particular classes of financial instruments.

	March 31,	December 31,
	2013	2012
	(In Thousands)
Financial instruments whose contract amounts represent potential credit risk:
Commitments to extend credit under amortizing loans (1)	$23,101	20,836
Commitments to extend credit under home equity lines of credit	16,814	17,628
Unused portion of construction loans	5,770	5,502
Unused portion of business lines of credit	10,988	10,967
Standby letters of credit	1,159	736

 (1) Excludes commitments to originate loans held for sale.

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amounts recognized in the consolidated balance sheets. The contract or notional amounts of those instruments reflect the extent of involvement the Company has in particular classes of financial instruments.

	December 31,
	2012	2011
	(In Thousands)
Financial instruments whose contract amounts represent potential credit risk:
Commitments to extend credit under first mortgage loans	$20,836	14,259
Commitments to extend credit under home equity lines of credit	17,628	21,403
Unused portion of construction loans	5,502	5,684
Unused portion of business lines of credit	10,967	10,347
Standby letters of credit	736	970

Earnings (loss) per share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Earnings (Loss) Per Share [Abstract]
Calculations for basic and diluted earnings loss per share

Presented below are the calculations for basic and diluted earnings per share:

	Three Months Ended
	March 31,
	2013	2012
	(In Thousands, except per share amounts)

Net income	$4,625	2,208
Net income available to unvested restricted shares	12	7
Net income available to common stockholders	$4,613	2,201

Weighted average shares outstanding	31,124	31,024
Effect of dilutive potential common shares	211	13
Diluted weighted average shares outstanding	31,335	31,037

Basic earnings per share	$0.15	0.07
Diluted earnings per share	$0.15	0.07

Earnings per share are computed using the two-class method.  Basic earnings (loss) per share is computed by dividing net income (loss) allocated to common shares by the weighted average number of common shares outstanding during the applicable period, excluding outstanding participating securities.  Participating securities include unvested restricted shares.  Unvested restricted shares are considered participating securities because holders of these securities have the right to receive dividends at the same rate as holders of the Company’s common stock.  Diluted earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding adjusted for the dilutive effect of all potential common shares.  Unvested restricted stock and stock options are considered outstanding for diluted earnings per share only.  Unvested restricted stock and stock options totaling 101,000 and 276,000 shares for the year ended December 31, 2012 and 52,200 and 193,500 shares for the year ended December 31, 2011 and 101,400 and 356,000 shares for the year ended December 31, 2010 are antidilutive and are excluded from the loss per share calculation.  Presented below are the calculations for basic and diluted earnings loss per share.

	For the year ended December 31,
	2012	2011	2010
	(In Thousands, except per share amounts)
Net income (loss)	34,914	(7,473)	(1,854)
Net income available to unvested restricted stockholders	113	—	—
Net income (loss) available to common stockholders	$34,801	(7,473)	(1,854)

Weighted average shares outstanding	31,055	30,929	30,804
Effect of dilutive potential common shares	107	—	—
Diluted weighted average shares outstanding	31,162	30,929	30,804

Basic income (loss) per share	$1.12	(0.24)	(0.06)
Diluted income (loss) per share	$1.12	(0.24)	(0.06)

Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Measurements [Abstract]
Schedule of information about assets recorded in consolidated statement of financial position at their fair value on a recurring basis

The following table presents information about our assets recorded in our consolidated statement of financial position at their fair value on a recurring basis as of March 31, 2013 and December 31, 2012, and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value.

		Fair Value Measurements Using
	March 31, 2013	Level 1	Level 2	Level 3
	(In Thousands)

Available for sale securities
Mortgage-backed securities	$114,076	—	114,076	—
Collateralized mortgage obligations
Government sponsored enterprise issued	26,092	—	26,092	—
Government sponsored enterprise bonds	10,021	—	10,021	—
Municipal securities	58,729	—	58,729	—
Other debt securities	5,136	5,136	—	—
Certificates of deposit	6,417	—	6,417	—
Loans held for sale	104,168	—	104,168	—
Mortgage banking derivative assets	2,364	—	—	2,364
Mortgage banking derivative liabilities	124	—	—	124

	December 31,	Fair Value Measurements Using
	2012	Level 1	Level 2	Level 3
	(In Thousands)

Available for sale securities
Mortgage-backed securities	$119,056	—	119,056	—
Collateralized mortgage obligations
Government sponsored enterprise issued	29,579	—	29,579	—
Government sponsored enterprise bonds	8,017	—	8,017	—
Municipal securities	37,371	—	37,371	—
Other debt securities	5,070	5,070	—	—
Certificates of deposit	5,924	—	5,924	—
Loans held for sale	133,613	—	133,613	—
Mortgage banking derivative assets	1,668	—	—	1,668
Mortgage banking derivative liabilities	249	—	—	249

Level 3 inputs - Level 3 inputs are unobservable inputs for the asset or liability and include situations where there is little, if any, market activity for the asset or liability.

In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety.  The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

The following table presents information about our assets recorded in our consolidated statement of financial position at their fair value on a recurring basis as of December 31, 2012 and December 31, 2011, and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value.

	December 31,	Fair Value Measurements Using
	2012	Level 1	Level 2	Level 3
	(In Thousands)

Available for sale securities
Mortgage-backed securities	$119,056	—	119,056	—
Collateralized mortgage obligations
Government sponsored enterprise issued	29,579	—	29,579	—
Government sponsored enterprise bonds	8,017	—	8,017	—
Municipal securities	37,371	—	37,371	—
Other debt securities	5,070	5,070	—	—
Certificates of deposit	5,924	—	5,924	—
Loans held for sale	133,613	—	133,613	—
Mortgage banking derivative assets	1,668	—	—	1,668
Mortgage banking derivative liabilities	249	—	—	249

	December 31,	Fair Value Measurements Using
	2011	Level 1	Level 2	Level 3
	(In Thousands)

Available for sale securities
Mortgage-backed securities	$35,417	—	35,417	—
Collateralized mortgage obligations
Government sponsored enterprise issued	33,196	—	33,196	—
Private-label issued	18,451	—	—	18,451
Government sponsored enterprise bonds	71,349	—	71,349	—
Municipal securities	39,068	—	39,068	—
Other debt securities	5,118	5,118	—	—
Certificates of deposit	3,920	—	3,920	—
Loans held for sale	88,283	—	88,283	—
Mortgage banking derivative assets	924	—	—	924
Mortgage banking derivative liabilities	397	—	—	397

Schedule of reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

The table below presents reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2013 and 2012.

	Available for sale securities	Mortgage banking derivatives, net
	(In Thousands)

Balance at December 31, 2011	$18,451	527

Transfer into level 3	—	—
Unrealized holding losses arising during the period:
Included in other comprehensive income	1,023	—
Other than temporary impairment included in net loss	(113)	—
Principal repayments	(1,352)	—
Net accretion of discount/amortization of premium	—	—
Sales of available for sale securities	(18,009)
Mortgage derivative gain, net	—	892
Balance at December 31, 2012	—	1,419

Transfer into level 3	—	—
Unrealized holding losses arising during the period:
Included in other comprehensive income	—	—
Other than temporary impairment included in net loss	—	—
Principal repayments	—	—
Net accretion of discount/amortization of premium	—	—
Mortgage derivative gain, net	—	821
Balance at March 31, 2013	$—	2,240

The table below presents reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2012 and 2011.

	Available for sale securities	Mortgage banking derivatives, net
	(In Thousands)

Balance at December 31, 2010	$20,301	407

Transfer into level 3	—	—
Unrealized holding losses arising during the period:
Included in other comprehensive income	(142)	—
Other than temporary impairment included in net loss	(456)	—
Principal repayments	(1,252)	—
Net accretion of discount/amortization of premium	—	—
Mortgage derivative gain, net	—	120
Balance at December 31, 2011	18,451	527

Transfer into level 3	—	—
Unrealized holding losses arising during the period:
Included in other comprehensive income	1,023	—
Other than temporary impairment included in net loss	(113)	—
Principal repayments	(1,352)	—
Net accretion of discount/amortization of premium	—	—
Sales of available for sale securities	(18,009)
Mortgage derivative gain, net	—	892
Balance at December 31, 2012	$—	1,419

Schedule of information about assets recorded in consolidated statement of financial position at their fair value on a non-recurring basis

The following table presents information about our assets recorded in our consolidated statement of financial position at their fair value on a non-recurring basis as of March 31, 2013 and December 31, 2012, and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value.

		Fair Value Measurements Using
	March 31, 2013	Level 1	Level 2	Level 3
	(In Thousands)
Impaired loans, net (1)	$35,803	—	—	35,803
Real estate owned	30,799	—	—	30,799

	December 31,	Fair Value Measurements Using
	2012	Level 1	Level 2	Level 3
	(In Thousands)
Impaired loans, net (1)	$40,071	—	—	40,071
Real estate owned	35,974	—	—	35,974

(1)  Represents collateral-dependent impaired loans, net, which are included in loans.

Assets Recorded at Fair Value on a Non-recurring Basis

The following table presents information about our assets recorded in our consolidated statement of financial position at their fair value on a non-recurring basis as of December 31, 2012 and December 31, 2011, and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value.

	December 31,	Fair Value Measurements Using
	2012	Level 1	Level 2	Level 3
	(In Thousands)
Impaired loans, net (1)	$40,071	—	—	40,071
Real estate owned	35,974	—	—	35,974

	December 31,	Fair Value Measurements Using
	2011	Level 1	Level 2	Level 3
	(In Thousands)
Impaired loans, net (1)	$43,432	—	—	43,432
Real estate owned	56,670	—	—	56,670

 (1)  Represents collateral-dependent impaired loans, net, which are included in loans.

Schedule of the significant unobservable inputs used in the fair value measurements for Level 3 assets and liabilities measured at fair value on a recurring or non-recurring basis

For Level 3 assets and liabilities measured at fair value on a recurring or non-recurring basis as of March 31, 2013, the significant unobservable inputs used in the fair value measurements were as follows:

			Significant	Significant Unobservable Input Value
	Fair Value at	Valuation	Unobservable	Minimum	Maximum
	March 31, 2013	Technique	Inputs	Value	Value

Mortgage banking derivatives	$2,240	Pricing models	Pull through rate	68.7%	100.0%
Impaired loans	35,803	Market approach	Disount rates applied to appraisals	15.0%	30.0%
Real estate owned	30,799	Market approach	Disount rates applied to appraisals	5.0%	89.4%

For Level 3 assets and liabilities measured at fair value on a recurring or non-recurring basis as of December 31, 2012, the significant unobservable inputs used in the fair value measurements were as follows:

	Fair Value at		Significant	Significant Unobservable Input Value
	December 31, 2012	Valuation Technique	Unobservable Inputs	Minimum Value	Maximum Value

Mortgage banking derivatives	1,419	Pricing models	Pull through rate	68.9%	100.0%
Impaired loans	40,071	Market approach	Disount rates applied to appraisals	15.0%	30.0%
Real estate owned	35,974	Market approach	Disount rates applied to appraisals	5.0%	76.5%

Schedule of carrying amounts and fair values of the Company's financial instruments

The carrying amounts and fair values of the Company’s financial instruments consist of the following at March 31, 2013 and December 31, 2012:

	March 31, 2013					December 31, 2012
	Carrying	Fair Value				Carrying	Fair Value
	amount	Total	Level 1	Level 2	Level 3	amount	Total	Level 1	Level 2	Level 3
	(In Thousands)
Financial Assets
Cash and cash equivalents	$64,114	64,114	64,114	—	—	71,649	71,469	71,469	—	—
Securities available-for-sale	220,471	220,471	5,136	215,335	—	205,017	205,017	5,070	199,947	—
Loans held for sale	104,168	104,168	—	104,168	—	133,613	133,613	—	133,613	—
Loans receivable	1,124,937	1,139,665	—	—	1,139,665	1,133,672	1,148,107	—	—	1,148,107
FHLB stock	20,193	20,193	—	20,193	—	20,193	20,193	20,193	—	—
Cash surrender value of life insurance	38,201	38,201	38,201	—	—	38,061	38,061	38,061	—	—
Real estate owned	30,799	30,799	—	—	30,799	35,974	35,974	—	—	35,974
Accrued interest receivable	3,952	3,952	3,952	—	—	3,452	3,452	3,452	—	—
Mortgage banking derivative assets	2,364	2,364	—	—	2,364	1,668	1,668	—	—	1,668

Financial Liabilities
Deposits	914,919	917,255	202,526	714,729	—	939,513	942,118	202,593	739,525	—
Advance payments by borrowers for taxes	7,346	7,346	7,346	—	—	1,672	1,672	1,672	—	—
Borrowings	479,324	531,868	—	531,868	—	479,888	537,299	—	537,299	—
Accrued interest payable	1,651	1,651	1,651	—	—	1,715	1,715	1,715	—	—
Mortgage banking derivative liabilities	124	124	—	—	124	249	249	—	—	249

Other Financial Instruments
Stand-by letters of credit	8	8	—	—	8	5	5	—	—	5

The carrying amounts and fair values of the Company’s financial instruments consist of the following at December 31, 2012 and December 31, 2011:

	December 31, 2012					December 31, 2011
	Carrying					Carrying	Fair
	amount	Fair Value				amount	value
		Total	Level 1	Level 2	Level 3
	(In Thousands)
Financial Assets
Cash and cash equivalents	$71,649	71,469	71,469	—	—	80,380	80,380
Securities available-for-sale	205,017	205,017	5,070	199,947	—	206,519	206,519
Securities held-to-maturity	—	—	—	—	—	2,648	2,542
Loans held for sale	133,613	133,613	—	133,613	—	88,283	88,283
Loans receivable	1,133,672	1,148,107	—	—	1,148,107	1,216,664	1,225,141
FHLB stock	20,193	20,193	—	20,193	—	21,653	21,653
Cash surrender value of life insurance	38,061	38,061	38,061	—	—	36,749	36,749
Real estate owned	35,974	35,974	—	—	35,974	56,670	56,670
Accrued interest receivable	3,452	3,452	3,452	—	—	4,064	4,064
Mortgage banking derivative assets	1,668	1,668	—	—	1,668	924	924

Financial Liabilities
Deposits	939,513	942,118	202,593	739,525	—	1,051,292	1,052,663
Advance payments by borrowers for taxes	1,672	1,672	1,672	—	—	942	942
Borrowings	479,888	537,299	—	537,299	—	461,138	517,624
Accrued interest payable	1,715	1,715	1,715	—	—	2,087	2,087
Mortgage banking derivative liabilities	249	249	—	—	249	397	397

Other Financial Instruments
Stand-by letters of credit	5	5	—	—	5	6	6

Condensed Parent Company Only Statements (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Parent Company Only Statements [Abstract]
Statements of Financial Condition

Statements of Financial Condition

	December 31,
	2012	2011
	(In Thousands)
Assets
Cash and cash equivalents	$337	521
Securities available for sale (at fair value)	5,070	5,118
Investment in subsidiaries	195,451	160,933
Other assets	1,926	21
Total Assets	$202,784	166,593

Liabilities and shareholders’ equity
Liabilities:
Other liabilities	150	221
Shareholders’ equity
Preferred Stock (par value $.01 per share) Authorized - 20,000,000 shares, no shares issued	—	—
Common stock (par value $.01 per share) Authorized - 200,000,000 shares in 2012 and 2011 Issued - 34,072,909 in 2012 and 33,974,450 in 2011 Outstanding - 31,348,556 in 2012 and 31,250,097 in 2011	341	340
Additional paid-in-capital	110,490	110,894
Retained earnings	136,487	101,573
Unearned ESOP shares	(1,708)	(2,562)
Treasury stock (2,724,353 shares), at cost	(45,261)	(45,261)
Accumulated other comprehensive income (net of taxes)	2,285	1,388
Total shareholders’ equity	202,634	166,372
Total liabilities and shareholders’ equity	$202,784	166,593

Statements of Operations

Statements of Operations

	For the year ended December 31,
	2012	2011	2010
	(In Thousands)

Interest income	$644	669	715
Equity in income (loss) of subsidiaries	33,448	(8,250)	(2,790)
Total income (loss)	34,092	(7,581)	(2,075)

Compensation	(523)	(605)	(541)
Professional fees	3	57	40
Other expense	279	440	280
Total expense	(241)	(108)	(221)

Income (loss) before income tax expense	34,333	(7,473)	(1,854)

Income tax benefit	(581)	—	—
Net income (loss)	$34,914	(7,473)	(1,854)

Statements of Cash Flows

 Statements of Cash Flows

	For the year ended December 31,
	2012	2011	2010
	(In Thousands)
Cash flows from operating activities
Net income (loss)	$34,914	(7,473)	(1,854)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Amortization of unearned ESOP	306	202	264
Stock based compensation	145	1,593	1,659
Deferred income taxes	(954)	(71)	319
Equity in (earnings) loss of subsidiaries	(33,448)	8,250	2,790
Change in other assets and liabilities	(1,147)	(1,537)	(2,067)
Net cash (used in) provided by operating actitivies	(184)	964	1,111

Cash flows used in investing activities:
Capital contributions to subsidiary	—	(1,000)	(1,000)
Net cash used in investing activities	—	(1,000)	(1,000)

Net cash provided by (used in) financing activities	—	—	—
Net increase (decrease) in cash	(184)	(36)	111
Cash and cash equivalents at beginning of year	521	557	446
Cash and cash equivalents at end of year	$337	521	557

Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

The Mortgage Banking segment provides residential mortgage loans for the purpose of sale on the secondary market.  Mortgage banking products and services are provided by offices in: Wisconsin, Arizona, Florida, Idaho, Illinois, Indiana, Iowa, Maryland, Minnesota, Ohio and Pennsylvania.

	Three Months ended March 31, 2013
	Community Banking	Mortgage Banking	Holding Company and Other	Consolidated
	(In Thousands)

Net interest income	$9,936	86	124	10,146
Provision for loan losses	1,700	60	—	1,760
Net interest income after provision for loan losses	8,236	26	124	8,386

Noninterest income:	639	22,406	(12)	23,033

Noninterest expenses:
Compensation, payroll taxes, and other employee benefits	3,291	13,270	(79)	16,482
Occupancy, office furniture and equipment	833	1,083	—	1,916
FDIC insurance premiums	673	—	—	673
Real estate owned	141	—	—	141
Other	960	3,656	43	4,659
Total noninterest expenses	5,898	18,009	(36)	23,871
Income before income taxes	2,977	4,423	148	7,548
Income tax exense	1,116	1,782	25	2,923
Net income	$1,861	2,641	123	4,625

Total Assets	$1,558,139	119,725	(49,110)	1,628,754

	Three Months ended March 31, 2012
	Community Banking	Mortgage Banking	Holding Company and Other	Consolidated
	(In Thousands)

Net interest income	$10,247	54	125	10,426
Provision for loan losses	3,600	75	—	3,675
Net interest income after provision for loan losses	6,647	(21)	125	6,751

Noninterest income:	774	14,228	—	15,002

Noninterest expenses:
Compensation, payroll taxes, and other employee benefits	3,127	7,727	(217)	10,637
Occupancy, office furniture and equipment	790	931	—	1,721
FDIC insurance premiums	941	—	—	941
Real estate owned	1,435	—	—	1,435
Other	1,218	3,497	66	4,781
Total noninterest expenses	7,511	12,155	(151)	19,515
Income (loss) before income taxes (benefit)	(90)	2,052	276	2,238
Income tax expense (benefit)	(794)	824	—	30
Net income	$704	1,228	276	2,208

Total Assets	$1,654,117	101,578	(56,793)	1,698,902

	As of or for the Year ended December 31, 2012
	Community Banking	Mortgage Banking	Holding Company and Other	Consolidated
	(in thousands)

Net interest income	$40,973	470	502	41,945
Provision for loan losses	8,250	50	—	8,300
Net interest income after provision for loan losses	32,723	420	502	33,645

Noninterest income	3,259	87,944	—	91,203

Noninterest expenses:
Compensation, payroll taxes, and other employee benefits	13,424	50,748	(665)	63,507
Occupancy, office furniture and equipment	3,112	3,856	—	6,968
FDIC insurance premiums	3,390	—	—	3,390
Real estate owned	8,746	—	—	8,746
Other	4,728	14,517	282	19,527
Total noninterest expenses	33,400	69,121	(383)	102,138
Income before income taxes (benefit)	2,582	19,243	885	22,710
Income taxes (benefit)	(19,347)	7,724	(581)	(12,204)
Net income	$21,929	11,519	1,466	34,914

Total Assets	$1,589,314	147,699	(75,937)	1,661,076

	As of or for the Year ended December 31, 2011
	Community Banking	Mortgage Banking	Holding Company and Other	Consolidated
	(in thousands)

Net interest income	$45,611	406	499	46,516
Provision for loan losses	21,960	117	—	22,077
Net interest income after provision for loan losses	23,651	289	499	24,439

Noninterest income	2,431	40,798	—	43,229

Noninterest expenses:
Compensation, payroll taxes, and other employee benefits	13,006	26,929	(776)	39,159
Occupancy, office furniture and equipment	3,262	3,226	—	6,488
FDIC insurance premiums	3,814	—	—	3,814
Real estate owned	12,140	—	—	12,140
Other	4,598	7,883	497	12,978
Total noninterest expenses	36,820	38,038	(279)	74,579
Income (loss) before income taxes (benefit)	(10,738)	3,049	778	(6,911)
Income taxes (benefit)	(833)	1,395	—	562
Net income (loss)	$(9,905)	1,654	778	(7,473)

Total Assets	$1,669,231	100,177	(56,557)	1,712,851

	As of or for the Year ended December 31, 2010
	Community Banking	Mortgage Banking	Holding Company and Other	Consolidated
	(in thousands)

Net interest income	$48,521	641	502	49,664
Provision for loan losses	25,553	279	—	25,832
Net interest income after provision for loan losses	22,968	362	502	23,832

Noninterest income	3,295	35,698	—	38,993

Noninterest expenses:
Compensation, payroll taxes, and other employee benefits	13,600	23,478	(755)	36,323
Occupancy, office furniture and equipment	3,313	2,449	—	5,762
FDIC insurance premiums	4,353	—	—	4,353
Real estate owned	6,583	—	—	6,583
Other	5,251	6,034	321	11,606
Total noninterest expenses	33,100	31,961	(434)	64,627
Income (loss) before income taxes (benefit)	(6,837)	4,099	936	(1,802)
Income taxes (benefit)	(1,554)	1,606	—	52
Net income (loss)	$(5,283)	2,493	936	(1,854)

Total Assets	$1,770,912	108,928	(70,874)	1,808,966

Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2011 Segment	Dec. 31, 2010 Segment
Organization [Abstract]
Common shares outstanding (in hundredths)	73.50%
Nature of Operations [Abstract]
Number of operating segments	2	2	1
Cash and Cash Equivalents [Abstract]
federal funds and debt instruments maturity period	3 months
Loans Held for Sale [Abstract]
Mortgage loans selling period	45 days
Carrying value of loans held for sale	$ 6	$ 3.2
Percentage of costs expensed on appropriate noninterest expense (in hundredths)	73.00%
Income Taxes [Abstract]
Realized income tax benefit (in hundredths)	50.00%
Office Properties [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of office properties and equipment	10 years
Office Properties [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of office properties and equipment	30 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of office properties and equipment	3 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of office properties and equipment	10 years
Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of office properties and equipment	3 years

Securities Available for Sale (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Security	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 200,393,000	$ 203,460,000		$ 216,405,000
Gross unrealized gains	4,897,000	4,448,000		4,745,000
Gross unrealized losses	(273,000)	(1,389,000)		(679,000)
Fair value	205,017,000	206,519,000		220,471,000
Amortized cost of investment securities by contractual maturity [Abstract]
Due within one year	2,925,000			2,750,000
Due after one year through five years	22,354,000			24,726,000
Due after five years through ten years	10,239,000			20,248,000
Due after ten years	18,855,000			31,196,000
Mortgage-related securities	146,020,000			137,485,000
Amortized cost	200,393,000			216,405,000
Fair value of investment securities by contractual maturity [Abstract]
Due within one year	2,932,000			2,756,000
Due after one year through five years	23,376,000			25,737,000
Due after five years through ten years	10,288,000			20,155,000
Due after ten years	19,786,000			31,655,000
Mortgage-related securities	148,635,000			140,168,000
Fair value	205,017,000			220,471,000
Gross gains and losses from sales of investment securities available for sale [Abstract]
Gross gains	522,000	53,000	136,000
Gross losses	0	0	(81,000)
Gains on sale of investment securities, net	522,000	53,000	55,000
Proceeds from sales of investment securities	30,089,000	3,230,000	20,733,000
Fair value of securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months	30,054,000	21,566,000		40,171,000
12 months or longer	398,000	17,397,000		384,000
Fair value	30,452,000	38,963,000		40,555,000
Unrealized loss on securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months	(202,000)	(116,000)		(589,000)
12 months or longer	(71,000)	(1,273,000)		(90,000)
Unrealized loss	(273,000)	(1,389,000)		(679,000)
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Analysis resulted in an estimate of approximately in credit losses				0
Amortized cost				215,000
Fair value	205,017,000			220,471,000
Other-than-temporary impairment charges recognized in other comprehensive loss [Roll Forward]
Credit related impairments on securities as of beginning of period	2,096,000	1,640,000		100,000
Credit related impairments related to securities for which an other-than-temporary impairment was not previously recognized	100,000	0
Reduction for sales of securities for which other-than-temporary impairment was previously recognized	(2,209,000)
Increase in credit related impairments related to securities for which an other-than-temporary impairment was previously recognized	113,000	456,000
Credit related impairments on securities as of end of period	100,000	2,096,000	1,640,000	100,000
Securities Held to Maturity [Abstract]
Number of securities held to maturity	0
Securities held to maturity, at amortized cost	0	2,648,000
Securities held to maturity, at Fair Value	0	2,542,000
Debt Security Other Than Temporarily Impaired One [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Analysis resulted in an estimate of approximately in credit losses	113,000
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Number of securities for which a cash flow analysis was performed	2			2
Amortized cost of securities for which a cash flow analysis was performed	18,000,000			18,000,000
Number of securities that were other-than-temporarily impaired	2
Municipal Securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Number of securities that were other-than-temporarily impaired				2
Analysis resulted in an estimate of approximately in credit losses	100,000
Mortgage-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	116,813,000	33,561,000		111,803,000
Gross unrealized gains	2,349,000	1,857,000		2,381,000
Gross unrealized losses	(106,000)	(1,000)		(108,000)
Fair value	119,056,000	35,417,000		114,076,000
Fair value of securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months	19,382,000	1,167,000		8,012,000
12 months or longer	0	0		0
Fair value	19,382,000	1,167,000		8,012,000
Unrealized loss on securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months	(106,000)	(1,000)		(108,000)
12 months or longer	0	0		0
Unrealized loss	(106,000)	(1,000)		(108,000)
Collateralized Mortgage Obligations, Government Sponsored Enterprise Issued [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	29,207,000	32,650,000		25,682,000
Gross unrealized gains	373,000	559,000		410,000
Gross unrealized losses	(1,000)	(13,000)		0
Fair value	29,579,000	33,196,000		26,092,000
Fair value of securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months	1,419,000	5,726,000
12 months or longer	0	0
Fair value	1,419,000	5,726,000
Unrealized loss on securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months	(1,000)	(13,000)
12 months or longer	0	0
Unrealized loss	(1,000)	(13,000)
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		19,475,000
Gross unrealized gains		16,000
Gross unrealized losses		(1,040,000)
Fair value		18,451,000
Fair value of securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months		0
12 months or longer		15,408,000
Fair value		15,408,000
Unrealized loss on securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months		0
12 months or longer		(1,040,000)
Unrealized loss		(1,040,000)
Mortgage Related Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	146,020,000	85,686,000		137,485,000
Gross unrealized gains	2,722,000	2,432,000		2,791,000
Gross unrealized losses	(107,000)	(1,054,000)		(108,000)
Fair value	148,635,000	87,064,000		140,168,000
Securities pledged as collateral to secure repurchase agreements or related to mortgage banking activities	95,800,000			94,600,000
Government-Sponsored Enterprise Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	8,000,000	71,210,000		10,000,000
Gross unrealized gains	17,000	152,000		21,000
Gross unrealized losses	0	(13,000)		0
Fair value	8,017,000	71,349,000		10,021,000
Securities pledged as collateral to secure repurchase agreements or related to mortgage banking activities	6,100,000			6,100,000
Fair value of securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months		12,487,000
12 months or longer		0
Fair value		12,487,000
Unrealized loss on securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months		(13,000)
12 months or longer		0
Unrealized loss		(13,000)
Municipal Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	35,493,000	37,644,000		57,550,000
Gross unrealized gains	2,043,000	1,744,000		1,746,000
Gross unrealized losses	(165,000)	(320,000)		(567,000)
Fair value	37,371,000	39,068,000		58,729,000
Securities pledged as collateral to secure repurchase agreements or related to mortgage banking activities	8,000,000
Fair value of securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months	9,009,000	228,000		30,938,000
12 months or longer	398,000	1,989,000		384,000
Fair value	9,407,000	2,217,000		31,322,000
Unrealized loss on securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months	(94,000)	(87,000)		(477,000)
12 months or longer	(71,000)	(233,000)		(90,000)
Unrealized loss	(165,000)	(320,000)		(567,000)
Other Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	5,000,000	5,000,000		5,000,000
Gross unrealized gains	70,000	118,000		136,000
Gross unrealized losses	0	0		0
Fair value	5,070,000	5,118,000		5,136,000
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	48,493,000	113,854,000		72,550,000
Gross unrealized gains	2,130,000	2,014,000		1,903,000
Gross unrealized losses	(165,000)	(333,000)		(567,000)
Fair value	50,458,000	115,535,000		73,886,000
Certificates Of Deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	5,880,000	3,920,000		6,370,000
Gross unrealized gains	45,000	2,000		51,000
Gross unrealized losses	(1,000)	(2,000)		(4,000)
Fair value	5,924,000	3,920,000		6,417,000
Fair value of securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months	244,000	1,958,000		1,221,000
12 months or longer	0	0		0
Fair value	244,000	1,958,000		1,221,000
Unrealized loss on securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months	(1,000)	(2,000)		(4,000)
12 months or longer	0	0		0
Unrealized loss	$ (1,000)	$ (2,000)		$ (4,000)

Loans Receivable, Part I (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mortgage Loans [Abstract]
Loans receivable	$ 1,124,937,000		$ 1,133,672,000	$ 1,216,664,000
Loans receivable, net	1,124,937,000		1,133,672,000	1,216,664,000
Percentage of total loans receivable secured by residential real estate (in hundredths)	88.50%		89.20%
Mortgage loans receivable located outside the state of Wisconsin	79,000,000		81,100,000
Percentage of total mortgage loans located outside of the state of Wisconsin (in hundredths)	7.00%		7.20%
Loans originated for sale	430,108,000	326,882,000	1,749,426,000	1,027,346,000	1,084,362,000
Proceeds on sales of loans originated for sale	479,549,000	339,428,000	1,794,268,000	1,072,863,000	1,068,746,000
Mortgage banking income	21,988,000	14,201,000	87,375,000	39,845,000	35,465,000
Loans sold on a servicing retained basis	787,600,000		635,800,000	29,900,000
Loans receivable pledged as collateral	818,200,000		801,600,000	715,700,000
Advances by Federal Home Loan Bank	350,000,000		350,000,000	350,000,000
One-to Four-family [Member]
Mortgage Loans [Abstract]
Loans receivable	445,243,000		460,821,000	496,736,000
Loans receivable, net	445,243,000		460,821,000	496,736,000
Over Four-Family [Member]
Mortgage Loans [Abstract]
Loans receivable	514,566,000		514,363,000	552,240,000
Loans receivable, net	514,566,000		514,363,000	552,240,000
Home Equity [Member]
Mortgage Loans [Abstract]
Loans receivable	35,949,000		36,494,000	38,599,000
Loans receivable, net	35,949,000		36,494,000	38,599,000
Construction and Land [Member]
Mortgage Loans [Abstract]
Loans receivable	33,249,000		33,818,000	39,528,000
Loans receivable, net	33,249,000		33,818,000	39,528,000
Commercial Real Estate [Member]
Mortgage Loans [Abstract]
Loans receivable	76,759,000		65,495,000	65,434,000
Loans receivable, net	76,759,000		65,495,000	65,434,000
Consumer [Member]
Mortgage Loans [Abstract]
Loans receivable	128,000		132,000	109,000
Loans receivable, net	128,000		132,000	109,000
Commercial Loans [Member]
Mortgage Loans [Abstract]
Loans receivable	19,043,000		22,549,000	24,018,000
Loans receivable, net	$ 19,043,000		$ 22,549,000	$ 24,018,000

Loans Receivable, Part II (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing receivable, recorded investment, aging [Abstract]
1 to 59 Days Past Due	$ 11,335,000	$ 16,081,000	$ 28,346,000
60 to 89 Days Past Due	8,037,000	7,011,000	8,452,000
Greater than 90 Days	51,820,000	51,358,000	56,612,000
Total Past Due	71,192,000	74,450,000	93,410,000
Current	1,053,745,000	1,059,222,000	1,123,254,000
Total Loans	1,124,937,000	1,133,672,000	1,216,664,000
Loan Receivable, 1 to 59 Days Past Due, Nonaccrual Status	4,900,000	2,400,000	4,600,000
Loan Receivable, 60 to 89 Days Past Due, Nonaccrual Status	2,200,000	2,800,000	1,400,000
Loan Receivable, Nonaccrual Status	7,100,000	18,200,000	15,700,000
90 or more days past due	0	0	0
One-to Four-family [Member]
Financing receivable, recorded investment, aging [Abstract]
1 to 59 Days Past Due	8,344,000	11,745,000	12,650,000
60 to 89 Days Past Due	4,766,000	5,402,000	5,536,000
Greater than 90 Days	29,016,000	29,259,000	40,001,000
Total Past Due	42,126,000	46,406,000	58,187,000
Current	403,117,000	414,415,000	438,549,000
Total Loans	445,243,000	460,821,000	496,736,000
Over Four-Family [Member]
Financing receivable, recorded investment, aging [Abstract]
1 to 59 Days Past Due	1,819,000	3,543,000	13,044,000
60 to 89 Days Past Due	1,562,000	1,498,000	2,630,000
Greater than 90 Days	19,040,000	18,336,000	8,946,000
Total Past Due	22,421,000	23,377,000	24,620,000
Current	492,145,000	490,986,000	527,620,000
Total Loans	514,566,000	514,363,000	552,240,000
Home Equity [Member]
Financing receivable, recorded investment, aging [Abstract]
1 to 59 Days Past Due	914,000	416,000	1,982,000
60 to 89 Days Past Due	105,000	111,000	131,000
Greater than 90 Days	448,000	404,000	290,000
Total Past Due	1,467,000	931,000	2,403,000
Current	34,482,000	35,563,000	36,196,000
Total Loans	35,949,000	36,494,000	38,599,000
Construction and Land [Member]
Financing receivable, recorded investment, aging [Abstract]
1 to 59 Days Past Due	0	87,000	49,000
60 to 89 Days Past Due	763,000	0	155,000
Greater than 90 Days	2,140,000	2,180,000	6,790,000
Total Past Due	2,903,000	2,267,000	6,994,000
Current	30,346,000	31,551,000	32,534,000
Total Loans	33,249,000	33,818,000	39,528,000
Commercial Real Estate [Member]
Financing receivable, recorded investment, aging [Abstract]
1 to 59 Days Past Due	258,000	290,000	70,000
60 to 89 Days Past Due	0	0	0
Greater than 90 Days	665,000	668,000	515,000
Total Past Due	923,000	958,000	585,000
Current	75,836,000	64,537,000	64,849,000
Total Loans	76,759,000	65,495,000	65,434,000
Consumer [Member]
Financing receivable, recorded investment, aging [Abstract]
1 to 59 Days Past Due	0	0	8,000
60 to 89 Days Past Due	0	0	0
Greater than 90 Days	0	0	0
Total Past Due	0	0	8,000
Current	128,000	132,000	101,000
Total Loans	128,000	132,000	109,000
Commercial Loans [Member]
Financing receivable, recorded investment, aging [Abstract]
1 to 59 Days Past Due	0	0	543,000
60 to 89 Days Past Due	841,000	0	0
Greater than 90 Days	511,000	511,000	70,000
Total Past Due	1,352,000	511,000	613,000
Current	17,691,000	22,038,000	23,405,000
Total Loans	$ 19,043,000	$ 22,549,000	$ 24,018,000

Loans Receivable, Part III (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses [Roll Forward]
Balance at beginning of period	$ 31,043	$ 32,430	$ 32,430	$ 29,175	$ 28,494
Provision for loan losses	1,760	3,675	8,300	22,077	25,832
Charge-offs	(3,864)	(3,198)	(10,978)	(19,291)	(25,341)
Recoveries	359	140	1,291	469	190
Balance at end of period	29,298	33,047	31,043	32,430	29,175
Summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class [Abstract]
Allowance related to loans individually evaluated for impairment	9,460		12,408	12,575
Allowance related to loans collectively evaluated for impairment	19,838		18,635	19,855
Total Loan Receivable, Allowance for Credit Losses, Evaluated for Impairment	29,298		31,043
Provision for loan losses	29,298	33,047	31,043	32,430	29,175
Loans individually evaluated for impairment	90,981		94,971	121,397
Loans collectively evaluated for impairment	1,033,956		1,038,701	1,095,267
Total Gross Loans Evaluated for Impairment	1,124,937		1,133,672	1,216,664
Total loans	1,124,937		1,133,672	1,216,664
One-to Four-family [Member]
Allowance for loan losses [Roll Forward]
Balance at beginning of period	17,819	17,475	17,475	16,150	17,875
Provision for loan losses	2,055	2,245	6,149	12,567	15,054
Charge-offs	(3,642)	(2,446)	(6,472)	(11,553)	(16,906)
Recoveries	153	116	667	311	127
Balance at end of period	16,385	17,390	17,819	17,475	16,150
Summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class [Abstract]
Allowance related to loans individually evaluated for impairment	5,190		7,058	5,707
Allowance related to loans collectively evaluated for impairment	11,195		10,761	11,768
Total Loan Receivable, Allowance for Credit Losses, Evaluated for Impairment	16,385		17,819
Provision for loan losses	16,385	17,390	17,819	17,475	16,150
Loans individually evaluated for impairment	56,498		57,467	68,321
Loans collectively evaluated for impairment	388,745		403,354	428,415
Total Gross Loans Evaluated for Impairment	445,243		460,821	496,736
Total loans	445,243		460,821	496,736
Over Four-Family [Member]
Allowance for loan losses [Roll Forward]
Balance at beginning of period	7,734	8,252	8,252	6,877	5,208
Provision for loan losses	(329)	762	534	5,331	5,053
Charge-offs	(137)	(447)	(1,108)	(3,996)	(3,439)
Recoveries	201	4	56	40	55
Balance at end of period	7,469	8,571	7,734	8,252	6,877
Summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class [Abstract]
Allowance related to loans individually evaluated for impairment	2,383		3,268	3,719
Allowance related to loans collectively evaluated for impairment	5,086		4,466	4,533
Total Loan Receivable, Allowance for Credit Losses, Evaluated for Impairment	7,469		7,734
Provision for loan losses	7,469	8,571	7,734	8,252	6,877
Loans individually evaluated for impairment	25,794		28,281	40,783
Loans collectively evaluated for impairment	488,772		486,082	511,457
Total Gross Loans Evaluated for Impairment	514,566		514,363	552,240
Total loans	514,566		514,363	552,240
Home Equity [Member]
Allowance for loan losses [Roll Forward]
Balance at beginning of period	2,097	1,998	1,998	1,196	1,642
Provision for loan losses	(74)	448	559	1,429	170
Charge-offs	(78)	(150)	(485)	(634)	(619)
Recoveries	2	7	25	7	3
Balance at end of period	1,947	2,303	2,097	1,998	1,196
Summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class [Abstract]
Allowance related to loans individually evaluated for impairment	951		1,033	803
Allowance related to loans collectively evaluated for impairment	996		1,064	1,195
Total Loan Receivable, Allowance for Credit Losses, Evaluated for Impairment	1,947		2,097
Provision for loan losses	1,947	2,303	2,097	1,998	1,196
Loans individually evaluated for impairment	2,221		2,127	2,227
Loans collectively evaluated for impairment	33,728		34,367	36,372
Total Gross Loans Evaluated for Impairment	35,949		36,494	38,599
Total loans	35,949		36,494	38,599
Land and Land Improvements [Member]
Allowance for loan losses [Roll Forward]
Balance at beginning of period	1,323	2,922	2,922	3,252	2,635
Provision for loan losses	39	264	(181)	1,346	2,934
Charge-offs	(7)	(120)	(1,668)	(1,745)	(2,319)
Recoveries	0	0	250	69	2
Balance at end of period	1,355	3,066	1,323	2,922	3,252
Summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class [Abstract]
Allowance related to loans individually evaluated for impairment	377		377	2,077
Allowance related to loans collectively evaluated for impairment	978		946	845
Total Loan Receivable, Allowance for Credit Losses, Evaluated for Impairment	1,355		1,323
Provision for loan losses	1,355	3,066	1,323	2,922	3,252
Loans individually evaluated for impairment	4,429		4,470	8,436
Loans collectively evaluated for impairment	28,820		29,348	31,092
Total Gross Loans Evaluated for Impairment	33,249		33,818	39,528
Total loans	33,249		33,818	39,528
Commercial Real Estate [Member]
Allowance for loan losses [Roll Forward]
Balance at beginning of period	1,259	941	941	671	720
Provision for loan losses	132	14	1,500	998	525
Charge-offs	0	(35)	(1,182)	(734)	(575)
Recoveries	0	0	0	6	1
Balance at end of period	1,391	920	1,259	941	671
Summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class [Abstract]
Allowance related to loans individually evaluated for impairment	228		341	0
Allowance related to loans collectively evaluated for impairment	1,163		918	941
Total Loan Receivable, Allowance for Credit Losses, Evaluated for Impairment	1,391		1,259
Provision for loan losses	1,391	920	1,259	941	671
Loans individually evaluated for impairment	665		1,250	515
Loans collectively evaluated for impairment	76,094		64,245	64,919
Total Gross Loans Evaluated for Impairment	76,759		65,495	65,434
Total loans	76,759		65,495	65,434
Consumer [Member]
Allowance for loan losses [Roll Forward]
Balance at beginning of period	30	28	28	28	43
Provision for loan losses	(2)	(1)	6	9	(3)
Charge-offs	0	0	(4)	(10)	(13)
Recoveries	2	0	0	1	1
Balance at end of period	30	27	30	28	28
Summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class [Abstract]
Allowance related to loans individually evaluated for impairment	0		0	0
Allowance related to loans collectively evaluated for impairment	30		30	28
Total Loan Receivable, Allowance for Credit Losses, Evaluated for Impairment	30		30
Provision for loan losses	30	27	30	28	28
Loans individually evaluated for impairment	22		24	0
Loans collectively evaluated for impairment	106		108	109
Total Gross Loans Evaluated for Impairment	128		132	109
Total loans	128		132	109
Commercial Loans [Member]
Allowance for loan losses [Roll Forward]
Balance at beginning of period	781	814	814	1,001	371
Provision for loan losses	(61)	(57)	(267)	397	2,099
Charge-offs	0	0	(59)	(619)	(1,470)
Recoveries	1	13	293	35	1
Balance at end of period	721	770	781	814	1,001
Summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class [Abstract]
Allowance related to loans individually evaluated for impairment	331		331	269
Allowance related to loans collectively evaluated for impairment	390		450	545
Total Loan Receivable, Allowance for Credit Losses, Evaluated for Impairment	721		781
Provision for loan losses	721	770	781	814	1,001
Loans individually evaluated for impairment	1,352		1,352	1,115
Loans collectively evaluated for impairment	17,691		21,197	22,903
Total Gross Loans Evaluated for Impairment	19,043		22,549	24,018
Total loans	$ 19,043		$ 22,549	$ 24,018

Loans Receivable, Part IV (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	$ 1,124,937,000	$ 1,133,672,000	$ 1,216,664,000
Loans requiring an officers' loans committee review and approval, minimum	500,000,000	500,000
Minimum amount of potential loan exposure to be reviewed by credit management personnel	1,000,000	1,000,000
Maximum period of time loan is reviewed if renewed	1 year	1 year
Period of time sales of real estate owned fair value is based	2 years	2 years
Impaired Loans Receivable, Recorded Investment [Abstract]
Total Impaired, with Reserve, Recorded Investment	45,263,000	52,479,000	56,007,000
Total Impaired, with no Reserve, Recorded Investment	45,718,000	42,492,000	65,390,000
Total Impaired, Recorded Investment	90,981,000	94,971,000	121,397,000
Impaired Loans Receivable, Unpaid Principal Balance [Abstract]
Total Impaired with Reserve, Unpaid Principal Balance	46,096,000	53,489,000	56,565,000
Total Impaired with no Reserve, Unpaid Principal Balance	53,161,000	47,383,000	74,597,000
Total Impaired, Unpaid Principal Balance, Total	99,257,000	100,872,000	131,162,000
Impaired Loans Receivable, Reserve [Abstract]
Total Impaired with Reserve, Reserve	9,460,000	12,408,000	12,575,000
Total Impaired with no Reserve, Reserve	0	0	0
Impaired Loans, Reserve	9,460,000	12,408,000	12,575,000
Impaired Loans Receivable, Cumulative Charge-Offs [Abstract]
Total Impaired with Reserve, Cumulative Charge-offs	833,000	1,010,000	558,000
Total Impaired with no Reserve, Cumulative Charge-offs	7,443,000	4,891,000	9,207,000
Total Impaired, Cumulative Charge-offs	8,276,000	5,901,000	9,765,000
Impaired Loans Receivable, Average Recorded Investment [Abstract]
Total Impaired with Reserve, Average Recorded Investment	46,977,000	54,872,000	56,967,000
Total Impaired with no Reserve, Average Recorded Investment	53,651,000	47,915,000	74,961,000
Total Impaired, Average Recorded Investment, Total	100,628,000	102,787,000	131,928,000
Impaired Loans Receivable, Interest Paid YTD [Abstract]
Total Impaired with Reserve, Interest Paid YTD	468,000	1,840,000	1,497,000
Total Impaired with no Reserve, Interest Paid YTD	282,000	1,756,000	2,308,000
Total Impaired, Interest Paid YTD	750,000	3,596,000	3,805,000
Charge-offs recorded to reduce the unpaid principal balance	7,400,000	4,900,000
Total impaired loans including troubled debt restructurings	4,400,000	6,400,000	6,200,000
One-to Four-Family [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	445,243,000	460,821,000	496,736,000
Impaired Loans Receivable, Recorded Investment [Abstract]
Total Impaired, with Reserve, Recorded Investment	23,875,000	29,057,000	25,735,000
Total Impaired, with no Reserve, Recorded Investment	32,623,000	28,410,000	42,586,000
Total Impaired, Recorded Investment	56,498,000	57,467,000	68,321,000
Impaired Loans Receivable, Unpaid Principal Balance [Abstract]
Total Impaired with Reserve, Unpaid Principal Balance	24,097,000	29,456,000	25,913,000
Total Impaired with no Reserve, Unpaid Principal Balance	38,246,000	31,315,000	48,482,000
Total Impaired, Unpaid Principal Balance, Total	62,343,000	60,771,000	74,395,000
Impaired Loans Receivable, Reserve [Abstract]
Total Impaired with Reserve, Reserve	5,190,000	7,058,000	5,707,000
Total Impaired with no Reserve, Reserve	0	0	0
Impaired Loans, Reserve	5,190,000	7,058,000	5,707,000
Impaired Loans Receivable, Cumulative Charge-Offs [Abstract]
Total Impaired with Reserve, Cumulative Charge-offs	222,000	399,000	178,000
Total Impaired with no Reserve, Cumulative Charge-offs	5,623,000	2,905,000	5,896,000
Total Impaired, Cumulative Charge-offs	5,845,000	3,304,000	6,074,000
Impaired Loans Receivable, Average Recorded Investment [Abstract]
Total Impaired with Reserve, Average Recorded Investment	24,445,000	29,768,000	26,093,000
Total Impaired with no Reserve, Average Recorded Investment	38,154,000	31,358,000	48,552,000
Total Impaired, Average Recorded Investment, Total	62,599,000	61,126,000	74,645,000
Impaired Loans Receivable, Interest Paid YTD [Abstract]
Total Impaired with Reserve, Interest Paid YTD	226,000	874,000	579,000
Total Impaired with no Reserve, Interest Paid YTD	271,000	1,175,000	1,448,000
Total Impaired, Interest Paid YTD	497,000	2,049,000	2,027,000
Over Four-family [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	514,566,000	514,363,000	552,240,000
Impaired Loans Receivable, Recorded Investment [Abstract]
Total Impaired, with Reserve, Recorded Investment	16,030,000	17,397,000	21,268,000
Total Impaired, with no Reserve, Recorded Investment	9,764,000	10,884,000	19,515,000
Total Impaired, Recorded Investment	25,794,000	28,281,000	40,783,000
Impaired Loans Receivable, Unpaid Principal Balance [Abstract]
Total Impaired with Reserve, Unpaid Principal Balance	16,275,000	17,642,000	21,648,000
Total Impaired with no Reserve, Unpaid Principal Balance	9,929,000	11,179,000	21,264,000
Total Impaired, Unpaid Principal Balance, Total	26,204,000	28,821,000	42,912,000
Impaired Loans Receivable, Reserve [Abstract]
Total Impaired with Reserve, Reserve	2,383,000	3,268,000	3,719,000
Total Impaired with no Reserve, Reserve	0	0	0
Impaired Loans, Reserve	2,383,000	3,268,000	3,719,000
Impaired Loans Receivable, Cumulative Charge-Offs [Abstract]
Total Impaired with Reserve, Cumulative Charge-offs	245,000	245,000	380,000
Total Impaired with no Reserve, Cumulative Charge-offs	165,000	295,000	1,749,000
Total Impaired, Cumulative Charge-offs	410,000	540,000	2,129,000
Impaired Loans Receivable, Average Recorded Investment [Abstract]
Total Impaired with Reserve, Average Recorded Investment	16,732,000	18,073,000	21,846,000
Total Impaired with no Reserve, Average Recorded Investment	10,489,000	11,649,000	21,535,000
Total Impaired, Average Recorded Investment, Total	27,221,000	29,722,000	43,381,000
Impaired Loans Receivable, Interest Paid YTD [Abstract]
Total Impaired with Reserve, Interest Paid YTD	214,000	722,000	761,000
Total Impaired with no Reserve, Interest Paid YTD	5,000	549,000	780,000
Total Impaired, Interest Paid YTD	219,000	1,271,000	1,541,000
Home Equity [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	35,949,000	36,494,000	38,599,000
Impaired Loans Receivable, Recorded Investment [Abstract]
Total Impaired, with Reserve, Recorded Investment	1,463,000	1,544,000	1,428,000
Total Impaired, with no Reserve, Recorded Investment	758,000	583,000	799,000
Total Impaired, Recorded Investment	2,221,000	2,127,000	2,227,000
Impaired Loans Receivable, Unpaid Principal Balance [Abstract]
Total Impaired with Reserve, Unpaid Principal Balance	1,463,000	1,544,000	1,428,000
Total Impaired with no Reserve, Unpaid Principal Balance	924,000	749,000	799,000
Total Impaired, Unpaid Principal Balance, Total	2,387,000	2,293,000	2,227,000
Impaired Loans Receivable, Reserve [Abstract]
Total Impaired with Reserve, Reserve	951,000	1,033,000	803,000
Total Impaired with no Reserve, Reserve	0	0	0
Impaired Loans, Reserve	951,000	1,033,000	803,000
Impaired Loans Receivable, Cumulative Charge-Offs [Abstract]
Total Impaired with Reserve, Cumulative Charge-offs	0	0	0
Total Impaired with no Reserve, Cumulative Charge-offs	166,000	166,000	0
Total Impaired, Cumulative Charge-offs	166,000	166,000	0
Impaired Loans Receivable, Average Recorded Investment [Abstract]
Total Impaired with Reserve, Average Recorded Investment	1,539,000	1,615,000	1,448,000
Total Impaired with no Reserve, Average Recorded Investment	934,000	755,000	833,000
Total Impaired, Average Recorded Investment, Total	2,473,000	2,370,000	2,281,000
Impaired Loans Receivable, Interest Paid YTD [Abstract]
Total Impaired with Reserve, Interest Paid YTD	10,000	74,000	2,000
Total Impaired with no Reserve, Interest Paid YTD	3,000	14,000	3,000
Total Impaired, Interest Paid YTD	13,000	88,000	5,000
Land and Land Improvements [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	33,249,000	33,818,000	39,528,000
Impaired Loans Receivable, Recorded Investment [Abstract]
Total Impaired, with Reserve, Recorded Investment	2,315,000	2,316,000	6,543,000
Total Impaired, with no Reserve, Recorded Investment	2,114,000	2,154,000	1,893,000
Total Impaired, Recorded Investment	4,429,000	4,470,000	8,436,000
Impaired Loans Receivable, Unpaid Principal Balance [Abstract]
Total Impaired with Reserve, Unpaid Principal Balance	2,315,000	2,316,000	6,543,000
Total Impaired with no Reserve, Unpaid Principal Balance	3,579,000	3,655,000	3,413,000
Total Impaired, Unpaid Principal Balance, Total	5,894,000	5,971,000	9,956,000
Impaired Loans Receivable, Reserve [Abstract]
Total Impaired with Reserve, Reserve	377,000	377,000	2,077,000
Total Impaired with no Reserve, Reserve	0	0	0
Impaired Loans, Reserve	377,000	377,000	2,077,000
Impaired Loans Receivable, Cumulative Charge-Offs [Abstract]
Total Impaired with Reserve, Cumulative Charge-offs	0	0	0
Total Impaired with no Reserve, Cumulative Charge-offs	1,465,000	1,501,000	1,520,000
Total Impaired, Cumulative Charge-offs	1,465,000	1,501,000	1,520,000
Impaired Loans Receivable, Average Recorded Investment [Abstract]
Total Impaired with Reserve, Average Recorded Investment	2,315,000	2,316,000	6,543,000
Total Impaired with no Reserve, Average Recorded Investment	3,579,000	3,656,000	3,413,000
Total Impaired, Average Recorded Investment, Total	5,894,000	5,972,000	9,956,000
Impaired Loans Receivable, Interest Paid YTD [Abstract]
Total Impaired with Reserve, Interest Paid YTD	15,000	78,000	113,000
Total Impaired with no Reserve, Interest Paid YTD	1,000	5,000	60,000
Total Impaired, Interest Paid YTD	16,000	83,000	173,000
Commercial Real Estate [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	76,759,000	65,495,000	65,434,000
Impaired Loans Receivable, Recorded Investment [Abstract]
Total Impaired, with Reserve, Recorded Investment	228,000	813,000	0
Total Impaired, with no Reserve, Recorded Investment	437,000	437,000	515,000
Total Impaired, Recorded Investment	665,000	1,250,000	515,000
Impaired Loans Receivable, Unpaid Principal Balance [Abstract]
Total Impaired with Reserve, Unpaid Principal Balance	594,000	1,179,000	0
Total Impaired with no Reserve, Unpaid Principal Balance	461,000	461,000	539,000
Total Impaired, Unpaid Principal Balance, Total	1,055,000	1,640,000	539,000
Impaired Loans Receivable, Reserve [Abstract]
Total Impaired with Reserve, Reserve	228,000	341,000	0
Total Impaired with no Reserve, Reserve	0	0	0
Impaired Loans, Reserve	228,000	341,000	0
Impaired Loans Receivable, Cumulative Charge-Offs [Abstract]
Total Impaired with Reserve, Cumulative Charge-offs	366,000	366,000	0
Total Impaired with no Reserve, Cumulative Charge-offs	24,000	24,000	24,000
Total Impaired, Cumulative Charge-offs	390,000	390,000	24,000
Impaired Loans Receivable, Average Recorded Investment [Abstract]
Total Impaired with Reserve, Average Recorded Investment	594,000	1,748,000	0
Total Impaired with no Reserve, Average Recorded Investment	472,000	473,000	538,000
Total Impaired, Average Recorded Investment, Total	1,066,000	2,221,000	538,000
Impaired Loans Receivable, Interest Paid YTD [Abstract]
Total Impaired with Reserve, Interest Paid YTD	0	50,000	0
Total Impaired with no Reserve, Interest Paid YTD	2,000	12,000	17,000
Total Impaired, Interest Paid YTD	2,000	62,000	17,000
Consumer [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	128,000	132,000	109,000
Impaired Loans Receivable, Recorded Investment [Abstract]
Total Impaired, with Reserve, Recorded Investment	0	0
Total Impaired, with no Reserve, Recorded Investment	22,000	24,000
Total Impaired, Recorded Investment	22,000	24,000
Impaired Loans Receivable, Unpaid Principal Balance [Abstract]
Total Impaired with Reserve, Unpaid Principal Balance	0	0
Total Impaired with no Reserve, Unpaid Principal Balance	22,000	24,000
Total Impaired, Unpaid Principal Balance, Total	22,000	24,000
Impaired Loans Receivable, Reserve [Abstract]
Total Impaired with Reserve, Reserve	0	0
Total Impaired with no Reserve, Reserve	0	0
Impaired Loans, Reserve	0	0
Impaired Loans Receivable, Cumulative Charge-Offs [Abstract]
Total Impaired with Reserve, Cumulative Charge-offs	0	0
Total Impaired with no Reserve, Cumulative Charge-offs	0	0
Total Impaired, Cumulative Charge-offs	0	0
Impaired Loans Receivable, Average Recorded Investment [Abstract]
Total Impaired with Reserve, Average Recorded Investment	0	0
Total Impaired with no Reserve, Average Recorded Investment	23,000	24,000
Total Impaired, Average Recorded Investment, Total	23,000	24,000
Impaired Loans Receivable, Interest Paid YTD [Abstract]
Total Impaired with Reserve, Interest Paid YTD	0	0
Total Impaired with no Reserve, Interest Paid YTD	0	1,000
Total Impaired, Interest Paid YTD	0	1,000
Commercial Loans [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	19,043,000	22,549,000	24,018,000
Impaired Loans Receivable, Recorded Investment [Abstract]
Total Impaired, with Reserve, Recorded Investment	1,352,000	1,352,000	1,033,000
Total Impaired, with no Reserve, Recorded Investment	0	0	82,000
Total Impaired, Recorded Investment	1,352,000	1,352,000	1,115,000
Impaired Loans Receivable, Unpaid Principal Balance [Abstract]
Total Impaired with Reserve, Unpaid Principal Balance	1,352,000	1,352,000	1,033,000
Total Impaired with no Reserve, Unpaid Principal Balance	0	0	100,000
Total Impaired, Unpaid Principal Balance, Total	1,352,000	1,352,000	1,133,000
Impaired Loans Receivable, Reserve [Abstract]
Total Impaired with Reserve, Reserve	331,000	331,000	269,000
Total Impaired with no Reserve, Reserve	0	0	0
Impaired Loans, Reserve	331,000	331,000	269,000
Impaired Loans Receivable, Cumulative Charge-Offs [Abstract]
Total Impaired with Reserve, Cumulative Charge-offs	0	0	0
Total Impaired with no Reserve, Cumulative Charge-offs	0	0	18,000
Total Impaired, Cumulative Charge-offs	0	0	18,000
Impaired Loans Receivable, Average Recorded Investment [Abstract]
Total Impaired with Reserve, Average Recorded Investment	1,352,000	1,352,000	1,037,000
Total Impaired with no Reserve, Average Recorded Investment	0	0	90,000
Total Impaired, Average Recorded Investment, Total	1,352,000	1,352,000	1,127,000
Impaired Loans Receivable, Interest Paid YTD [Abstract]
Total Impaired with Reserve, Interest Paid YTD	3,000	42,000	42,000
Total Impaired with no Reserve, Interest Paid YTD	0	0	0
Total Impaired, Interest Paid YTD	3,000	42,000	42,000
Substandard [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	79,755,000	87,266,000	119,922,000
Substandard [Member] | One-to Four-Family [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	51,706,000	53,242,000	68,566,000
Substandard [Member] | Over Four-family [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	19,696,000	24,767,000	37,502,000
Substandard [Member] | Home Equity [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	2,637,000	2,913,000	3,188,000
Substandard [Member] | Land and Land Improvements [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	3,665,000	3,705,000	8,436,000
Substandard [Member] | Commercial Real Estate [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	665,000	1,251,000	1,114,000
Substandard [Member] | Consumer [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	22,000	23,000	0
Substandard [Member] | Commercial Loans [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	1,364,000	1,365,000	1,116,000
Watch [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	41,799,000	36,846,000	40,911,000
Watch [Member] | One-to Four-Family [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	15,550,000	17,082,000	14,341,000
Watch [Member] | Over Four-family [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	18,464,000	14,157,000	16,993,000
Watch [Member] | Home Equity [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	1,558,000	606,000	721,000
Watch [Member] | Land and Land Improvements [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	2,891,000	2,803,000	6,199,000
Watch [Member] | Commercial Real Estate [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	2,005,000	1,234,000	1,549,000
Watch [Member] | Consumer [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	0	0	0
Watch [Member] | Commercial Loans [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	1,331,000	964,000	1,108,000
Pass [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	1,003,383,000	1,009,560,000	1,055,831,000
Pass [Member] | One-to Four-Family [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	377,987,000	390,497,000	413,829,000
Pass [Member] | Over Four-family [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	476,406,000	475,439,000	497,745,000
Pass [Member] | Home Equity [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	31,754,000	32,975,000	34,690,000
Pass [Member] | Land and Land Improvements [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	26,693,000	27,310,000	24,893,000
Pass [Member] | Commercial Real Estate [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	74,089,000	63,010,000	62,771,000
Pass [Member] | Consumer [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	106,000	109,000	109,000
Pass [Member] | Commercial Loans [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	$ 16,348,000	$ 20,220,000	$ 21,794,000

Loans Receivable, Part V (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013 Loan Consecutive_contractual_payment Troubled_Debt	Mar. 31, 2012 Loan Troubled_Debt	Dec. 31, 2012 Consecutive_contractual_payment Loan Troubled_Debt	Dec. 31, 2011 Loan Troubled_Debt
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	$ 55,794,000		$ 59,621,000	$ 55,412,000
Total number of troubled debt restructurings	127		137	150
Period of principal forbearance, reduction in interest rate or both included in typical restructured terms	6 months		6 months
Valuation allowance with respect to troubled debt restructurings	4,400,000		6,400,000	6,200,000
Minimum number of consecutive contractual payments received prior to consideration for a return to accrual status	6		6
Troubled Debt Restructurings by Concession Type [Abstract]
Loans Receivable, Modifications, Loans Performing in Accordance with Modified Terms	49,877,000		55,609,000	46,652,000
Number of loans performing in accordance with modified terms	91		123	117
Loans Receivable, Modifications, Loans in Default	5,917,000		4,012,000	8,760,000
Number of Loans in Default	36		14	33
Loans Receivable, Modifications, Total	55,794,000		59,621,000	55,412,000
Number of Loans, Total	127		137	150
Data on Troubled Debt Restructuring [Abstract]
Loans modified as a troubled debt restructure	343,000	2,971,000	34,117,000	34,451,000
Number of loans modified as a troubled debt restructuring	3	7	37	101
Trouble debt restructuring modified within the past twelve months for which there was a default	0	520,000	0	702,000
Number of trouble debt restructuring modified within the past twelve months for which there was a default	0	1	0	6
Non-accrual Loans [Abstract]
Total non-accrual loans	65,964,000		74,668,000	78,218,000
Ratio of total non-accrual loans to total loans, net of allowance (in hundredths)	5.86%		6.59%	6.43%
Ratio of total non-accrual loans and performing troubled debt restructurings to total loans receivable (in hundredths)	7.83%		8.00%	8.45%
Ratio of total non-accrual loans to total assets (in hundredths)	4.05%		4.50%	4.57%
One-to Four-Family [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	29,154,000		31,768,000	35,066,000
Total number of troubled debt restructurings	106		112	119
Data on Troubled Debt Restructuring [Abstract]
Loans modified as a troubled debt restructure	343,000	2,971,000	14,821,000	23,049,000
Number of loans modified as a troubled debt restructuring	3	7	27	86
Trouble debt restructuring modified within the past twelve months for which there was a default	0	520,000	0	702,000
Number of trouble debt restructuring modified within the past twelve months for which there was a default	0	1	0	6
Non-accrual Loans [Abstract]
Total non-accrual loans	41,985,000		46,467,000	55,609,000
Over Four-Family [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	22,751,000		23,947,000	17,298,000
Total number of troubled debt restructurings	13		17	21
Data on Troubled Debt Restructuring [Abstract]
Loans modified as a troubled debt restructure			18,520,000	10,340,000
Number of loans modified as a troubled debt restructuring			8	12
Non-accrual Loans [Abstract]
Total non-accrual loans	19,067,000		23,205,000	13,680,000
Home Equity [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	975,000		986,000	1,067,000
Total number of troubled debt restructurings	3		3	5
Data on Troubled Debt Restructuring [Abstract]
Loans modified as a troubled debt restructure			12,000	1,062,000
Number of loans modified as a troubled debt restructuring			1	3
Non-accrual Loans [Abstract]
Total non-accrual loans	1,539,000		1,578,000	1,334,000
Land and Land Improvements [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	2,249,000		2,252,000	1,487,000
Total number of troubled debt restructurings	3		3	2
Data on Troubled Debt Restructuring [Abstract]
Loans modified as a troubled debt restructure			764,000	0
Number of loans modified as a troubled debt restructuring			1	0
Non-accrual Loans [Abstract]
Total non-accrual loans	2,175,000		2,215,000	6,946,000
Commercial Real Estate [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	665,000		668,000	452,000
Total number of troubled debt restructurings	2		2	1
Non-accrual Loans [Abstract]
Total non-accrual loans	665,000		668,000	514,000
Consumer [Member]
Non-accrual Loans [Abstract]
Total non-accrual loans	22,000		24,000	0
Commercial Loans [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring				42,000
Total number of troubled debt restructurings				2
Non-accrual Loans [Abstract]
Total non-accrual loans	511,000		511,000	135,000
Accruing [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	22,110,000		16,011,000	24,589,000
Total number of troubled debt restructurings	28		23	41
Accruing [Member] | One-to Four-Family [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	13,212,000		9,921,000	8,293,000
Total number of troubled debt restructurings	21		17	26
Accruing [Member] | Over Four-Family [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	6,727,000		3,917,000	14,845,000
Total number of troubled debt restructurings	5		4	13
Accruing [Member] | Home Equity [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	0		0	43,000
Total number of troubled debt restructurings	0		0	1
Accruing [Member] | Land and Land Improvements [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	2,171,000		2,173,000	1,408,000
Total number of troubled debt restructurings	2		2	1
Accruing [Member] | Commercial Real Estate [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	0		0	0
Total number of troubled debt restructurings	0		0	0
Accruing [Member] | Commercial Loans [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring				0
Total number of troubled debt restructurings				0
Non Accruing [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	33,684,000		43,610,000	30,823,000
Total number of troubled debt restructurings	99		114	109
Non Accruing [Member] | One-to Four-Family [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	15,942,000		21,847,000	26,773,000
Total number of troubled debt restructurings	85		95	93
Non Accruing [Member] | Over Four-Family [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	16,024,000		20,030,000	2,453,000
Total number of troubled debt restructurings	8		13	8
Non Accruing [Member] | Home Equity [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	975,000		986,000	1,024,000
Total number of troubled debt restructurings	3		3	4
Non Accruing [Member] | Land and Land Improvements [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	78,000		79,000	79,000
Total number of troubled debt restructurings	1		1	1
Non Accruing [Member] | Commercial Real Estate [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	665,000		668,000	452,000
Total number of troubled debt restructurings	2		2	1
Non Accruing [Member] | Commercial Loans [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring				42,000
Total number of troubled debt restructurings				2
Interest Reduction and Principal Forbearance [Member]
Troubled Debt Restructurings by Concession Type [Abstract]
Loans Receivable, Modifications, Loans Performing in Accordance with Modified Terms	24,809,000		26,051,000	22,752,000
Number of loans performing in accordance with modified terms	70		77	61
Loans Receivable, Modifications, Loans in Default	2,266,000		2,770,000	6,564,000
Number of Loans in Default	9		11	22
Loans Receivable, Modifications, Total	27,075,000		28,821,000	29,316,000
Number of Loans, Total	79		88	83
Interest Reduction [Member]
Troubled Debt Restructurings by Concession Type [Abstract]
Loans Receivable, Modifications, Loans Performing in Accordance with Modified Terms	7,694,000		11,984,000	20,006,000
Number of loans performing in accordance with modified terms	10		35	27
Loans Receivable, Modifications, Loans in Default	3,304,000		894,000	425,000
Number of Loans in Default	26		2	2
Loans Receivable, Modifications, Total	10,998,000		12,878,000	20,431,000
Number of Loans, Total	36		37	29
Principal Forbearance [Member]
Troubled Debt Restructurings by Concession Type [Abstract]
Loans Receivable, Modifications, Loans Performing in Accordance with Modified Terms	17,374,000		17,574,000	3,894,000
Number of loans performing in accordance with modified terms	11		11	29
Loans Receivable, Modifications, Loans in Default	347,000		348,000	1,771,000
Number of Loans in Default	1		1	9
Loans Receivable, Modifications, Total	$ 17,721,000		$ 17,922,000	$ 5,665,000
Number of Loans, Total	12		12	38

Office Properties and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Office properties and equipment [Abstract]
Office properties and equipment, gross	$ 48,835,000	$ 47,221,000
Less accumulated depreciation	(21,900,000)	(19,865,000)
Office properties and equipment, net	26,935,000	27,356,000		26,844,000
Rent expense totaled	2,800,000	2,600,000	1,900,000
Minimum annual commitments under all non-cancelable lease agreements [Abstract]
Within one year	1,664,000
One to two years	916,000
Two to three years	390,000
Three to four years	230,000
Four through five years	23,000
After five years	0
Total	3,223,000
Land [Member]
Office properties and equipment [Abstract]
Office properties and equipment, gross	6,836,000	6,959,000
Office Buildings and Improvements [Member]
Office properties and equipment [Abstract]
Office properties and equipment, gross	29,652,000	29,583,000
Furniture and equipment [Member]
Office properties and equipment [Abstract]
Office properties and equipment, gross	$ 12,347,000	$ 10,679,000

Real Estate Owned (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Real Estate Owned [Line Items]
Real estate owned	$ 30,799	$ 56,010	$ 35,974	$ 56,670	$ 57,752
Mortgage loans transferred to real estate owned upon completion of foreclosure	2,734	6,349	22,282	28,259
Write downs of real estate owned	(480)	(875)	(7,562)	(6,825)
Other Real Estate Owned	251	(12)	(257)	(84)
Sales of real estate owned	(7,680)	(6,122)	(35,159)	(22,432)
One To Four Family [Member]
Real Estate Owned [Line Items]
Real estate owned	15,348		17,353	27,449
Over Four-Family [Member]
Real Estate Owned [Line Items]
Real estate owned	7,849		9,890	16,231
Construction And Land [Member]
Real Estate Owned [Line Items]
Real estate owned	6,048		7,029	8,796
Commercial Real Estate [Member]
Real Estate Owned [Line Items]
Real estate owned	$ 1,554		$ 1,702	$ 4,194

Mortgage Servicing Rights (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Mortgage servicing rights [Roll Forward]
Mortgage servicing rights, beginning balance	$ 3,220	$ 198	$ 198	$ 42
Additions	958	439	3,411	169
Amortization	(269)	(22)	(389)	(13)
Mortgage servicing rights, ending balance	3,909	615	3,220	198
Valuation allowance at period end	0	0	0	0
Mortgage servicing rights, end of period net	3,909	615	3,220	198
Estimated future servicing rights amortization expense by period [Abstract]
2013	862		890
2014	935		747
2015	765		603
2016	597		459
2017	429		316
Thereafter	321		205
Total	$ 3,909		$ 3,220

Deposits (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deposits [Abstract]
Time deposits, greater than $100,000			$ 193,600,000	$ 232,800,000
Summary of interest expense on deposits [Abstract]
Interest-bearing demand deposits			23,000	30,000	37,000
Money market and savings deposits			272,000	369,000	493,000
Time deposits			9,182,000	14,890,000	20,459,000
Interest expense on deposits	1,466,000	3,204,000	9,477,000	15,289,000	20,989,000
Summary of the contractual maturities of time deposits [Abstract]
Within one year	452,351,000		454,561,000
More than one to two years	214,086,000		236,816,000
More than two to three years	12,571,000		15,006,000
More than three to four years	10,869,000		6,269,000
More than four through five years	22,490,000		24,248,000
After five years	26,000		20,000
Time deposits	$ 712,393,000		$ 736,920,000	$ 878,733,000

Borrowings (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Short-term borrowings	$ 45,324,000	$ 45,888,000	$ 27,138,000
Weighted average rate (in hundredths)	3.22%	3.09%	4.50%
Maximum borrowing capacity	90,000,000	90,000,000
Long-term Debt [Line Items]
Long-term borrowings	434,000,000	434,000,000	434,000,000
Weighted average rate	3.83%	3.82%	3.93%
FHLB, year of maturity	2016	2016
Year of maturity	2017	2017
Total debt	479,324,000	479,888,000	461,138,000
Percentage of carrying value of qualifying unencumbered mortgage loans (in hundredths)	75.00%	75.00%
Percentage of carrying value of qualifying home equity loans (in hundredths)	40.00%	40.00%
Percentage of carrying value of qualifying of over four-family loans (in hundredths)	60.00%	60.00%
FHLBC stock as collateral	20,200,000	20,200,000	21,700,000
FHLB, Chicago, Advances, Maturing 2016 [Member]
Long-term Debt [Line Items]
Long-term borrowings	220,000,000	220,000,000	220,000,000
FHLB, weighted average rate	4.34%	4.34%	4.34%
Number of Federal Home Loan Bank Advances	8	8
FHLB, interest rate, minimum	401.00%	4.01%
FHLB, interest rate, maximum	482.00%	4.82%
FHLB, Chicago, Advances, Maturing 2017 [Member]
Long-term Debt [Line Items]
Long-term borrowings	65,000,000	65,000,000	65,000,000
FHLB, weighted average rate	3.19%	3.19%	3.19%
Number of Federal Home Loan Bank Advances	3	3
FHLB, interest rate, minimum	309.00%	3.09%
FHLB, interest rate, maximum	346.00%	3.46%
FHLB, Chicago, Advances, Maturing 2018 [Member]
Long-term Debt [Line Items]
Long-term borrowings	65,000,000	65,000,000	65,000,000
FHLB, weighted average rate	2.97%	2.97%	2.97%
Number of Federal Home Loan Bank Advances	3	3
FHLB, interest rate, minimum	273.00%	2.73%
FHLB, interest rate, maximum	311.00%	3.11%
Repurchase Agreements Maturing 2018 [Member]
Long-term Debt [Line Items]
Long-term borrowings	$ 84,000,000	$ 84,000,000	$ 84,000,000
Weighted average rate	3.96%	3.96%	3.96%
Interest rate, minimum	289.00%	2.89%
Interest rate, maximum	431.00%	4.31%

Regulatory Capital (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Regulatory Capital [Abstract]
Minimum Tier 1 capital ratio (in hundredths)	8.00%	8.00%
Minimum total risk based capital ratio	12.00%	12.00%
Actual [Abstract]
Total capital (to risk-weighted assets)	$ 205,635	$ 199,098	$ 174,144
Tier I capital (to risk-weighted assets)	191,736	184,542	158,994
Tier I capital (to average assets)	191,736	184,542	158,994
State of Wisconsin (to total assets)	191,736	184,542	158,994
Total capital (to risk-weighted assets)	18.75%	17.34%	14.58%
Tier I capital (to risk-weighted assets)	17.49%	16.07%	13.31%
Tier I capital (to average assets)	11.79%	11.13%	9.16%
State of Wisconsin (to total assets) (in hundredths)	11.82%	11.15%	9.31%
For Capital Adequacy Purposes [Abstract]
Total capital (to risk-weighted assets)	87,726	91,844	95,579
Tier I capital (to risk-weighted assets)	43,863	45,922	47,790
Tier I capital (to average assets)	65,061	66,312	69,447
State of Wisconsin (to total assets)	97,339	99,305	102,463
Total capital (to risk-weighted assets)	8.00%	8.00%	8.00%
Tier I capital (to risk-weighted assets)	4.00%	4.00%	4.00%
Tier I capital (to average assets)	4.00%	4.00%	4.00%
State of Wisconsin (to total assets)	6.00%	6.00%	6.00%
To Be Well-Capitalized Under Prompt Corrective Action Provisions [Abstract]
Total capital (to risk-weighted assets)	109,657	114,806	119,474
Tier I capital (to risk-weighted assets)	65,794	68,883	71,684
Tier I capital (to average assets)	$ 81,326	$ 82,890	$ 86,808
Total capital (to risk-weighted assets)	10.00%	10.00%	10.00%
Tier I capital (to risk-weighted assets)	6.00%	6.00%	6.00%
Tier I capital (to average assets)	5.00%	5.00%	5.00%

Income Taxes (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012 Subsidiary	Dec. 31, 2011	Dec. 31, 2010
Current [Abstract]
Federal			$ 4,256,000	$ 1,216,000	$ 30,000
State			435,000	81,000	22,000
Current Total			4,691,000	1,297,000	52,000
Deferred [Abstract]
Federal			(12,664,000)	(590,000)	0
State			(4,231,000)	(145,000)	0
Deferred Total	1,671,000	0	(16,895,000)	(735,000)	0
Total	2,923,000	30,000	(12,204,000)	562,000	52,000
Differential income tax provisions computed at the Federal statutory corporate tax rate [Abstract]
Income (loss) before income tax	7,548,000	2,238,000	22,710,000	(6,911,000)	(1,802,000)
Tax at Federal statutory rate (35%)			7,949,000	(2,419,000)	(631,000)
Add (deduct) effect of [Abstract]
State income taxes net of Federal income tax benefit (expense)			(2,467,000)	(41,000)	14,000
Cash surrender value of life insurance			(375,000)	(393,000)	(398,000)
Non-deductible ESOP and stock option expense			103,000	119,000	168,000
Tax-exempt interest income			(185,000)	(254,000)	(294,000)
Reversal of federal valuation allowance on deferred taxes			(17,008,000)	2,921,000	1,281,000
Intra-period tax allocation between other comprehensive income and loss from operations			0	(591,000)	0
Increase in tax exposure reserve			(184,000)	1,216,000	0
Other			(37,000)	4,000	(88,000)
Total	2,923,000	30,000	(12,204,000)	562,000	52,000
Effective tax rate (in hundredths)	38.70%		(53.70%)	(8.10%)	(2.90%)
Federal and state income tax benefit				736,000
Gross deferred tax assets [Abstract]
Excess book depreciation			653,000	617,000
Compensation agreements			277,000	335,000
Restricted stock and stock options			935,000	1,252,000
Allowance for loan losses			12,316,000	13,113,000
Repurchase reserve for loans sold			357,000	0
Real estate owned write-downs			4,005,000	4,826,000
Interest recognized for tax but not books			1,609,000	1,169,000
Federal NOL carryforward			0	915,000
State NOL carryforward			817,000	1,563,000
Unrealized loss on impaired securities			0	841,000
Other			426,000	213,000
Total gross deferred tax assets			21,395,000	24,844,000
Valuation allowance			0	(21,270,000)
Deferred tax assets			21,395,000	3,574,000
Gross deferred tax liabilities [Abstract]
Unrealized gain on securities available for sale, net			(1,834,000)	(1,228,000)
Mortgage Servicing Rights			(1,278,000)	0
FHLB stock dividends			(858,000)	(931,000)
Deferred loan fees			(639,000)	(859,000)
Deferred liabilities			(4,609,000)	(3,018,000)
Net deferred tax assets	15,300,000		16,786,000	556,000
Retained earnings excluding federal or state taxes			16,700,000
Number of subsidiary			1
Reconciliation of the beginning and ending amount of unrecognized tax benefits [Roll Forward]
Balance at January 1	71,000	2,004,000	2,004,000	0
Increases related to prior year tax positions			13,000	1,526,000
Increases related to current year tax positions			2,000	478,000
Decreases related to prior year tax positions			(1,948,000)	0
Balance at December 31			71,000	2,004,000	0
Accrued income tax expense interest recognized				241,000
Income tax interest or penalties			0		0
Income tax interest or penalties accrued			$ 53,000	$ 241,000	$ 0

Stock Based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule for assumptions for estimating the fair value of options granted [Abstract]
Dividend Yield (in hundredths)	0.00%		0.00%
Risk-free interest rate (in hundredths)	0.25%		0.25%
Expected volatility (in hundredths)	74.53%		75.67%
Weighted average expected life	6 years 6 months		6 years 6 months
Weighted average per share value of options (in dollars per share)	$ 1.25		$ 2.54
Stock option activity shares [Roll Forward]
Outstanding, beginning balance (in shares)	792,500	802,500	757,500
Options exercisable, beginning balance (in shares)	599,000	446,500	298,000
Granted (in shares)	255,000	0	50,000
Excercised (in shares)	(3,000)	0	0
Forfeited (in shares)	(24,000)	(10,000)	(5,000)
Outstanding, ending balance (in shares)	1,020,500	792,500	802,500	757,500
Options exercisable, ending balance (in shares)	744,500	599,000	446,500	298,000
Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning balance (in dollars per share)	$ 17.28	$ 17.54	$ 17.41
Outstanding, beginning balance (in dollars per share)	$ 16.32	$ 16.44	$ 17.6
Granted (in dollars per share)	$ 2.03		$ 3.8
Excercised (in dollars per share)	$ 4.65
Forfeited (in dollars per share)	$ 8.93	$ 17.16	$ 17.67
Outstanding, beginning balance (in dollars per share)	$ 13.11	$ 16.32	$ 16.44	$ 17.6
Outstanding, ending balance (in dollars per share)	$ 16.59	$ 17.28	$ 17.54	$ 17.41
Weighted Average Years Remaining in Contractual Term [Abstract]
Outstanding, Weighted Average Years Remaining in Contractual Term	5 years 7 months	5 years 3 months	6 years 3 months	7 years
Options exercisable, Weighted Average Years Remaining in Contractual Term	4 years 3 months	5 years 1 month	6 years	7 years
Aggregate Intrinsic Value [Abstract]
Exercised, Aggregate Intrinsic Value	$ 9
Forfeited, Aggregate Intrinsic Value	(72)
Outstanding, Aggregate Intrinsic Value, ending period	1,622
Options exercisable, Aggregate Intrinsic Value, ending period	80
Nonvested stock option and restricted stock weighted average grant date fair value [Roll Forward]
Unrecognized stock based compensation expense	305,000
Stock Options [Member]
Aggregate Intrinsic Value [Abstract]
Vested (in shares)	158,500	160,500
Nonvested stock option and restricted stock shares [Roll Forward]
Nonvested, beginning period (in shares)	193,500	356,000
Granted (in shares)	255,000
Vested (in shares)	(158,500)	(160,500)
Forfeited (in shares)	(14,000)	(2,000)
Nonvested, ending period (in shares)	276,000	193,500	356,000
Forfeited (in shares)	14,000	2,000
Nonvested stock option and restricted stock weighted average grant date fair value [Roll Forward]
Nonvested, beginning period	$ 5.31	$ 5.6
Granted	$ 1.33	$ 0
Vested	$ 5.78	$ 5.79
Forfeited	$ 1.32	$ 6.04
Nonvested, ending period	$ 1.48	$ 5.31	$ 5.6
Share-based compensation expense	94,000	745,000	810,000
Restricted Stock [Member]
Aggregate Intrinsic Value [Abstract]
Vested (in shares)	49,200	49,200
Nonvested stock option and restricted stock shares [Roll Forward]
Nonvested, beginning period (in shares)	52,200	101,400
Granted (in shares)	100,000	0
Vested (in shares)	(49,200)	(49,200)
Forfeited (in shares)	(2,000)	0
Nonvested, ending period (in shares)	101,000	52,200	101,400
Forfeited (in shares)	2,000	0
Nonvested stock option and restricted stock weighted average grant date fair value [Roll Forward]
Nonvested, beginning period	$ 16.61	$ 16.91
Granted	$ 1.89	$ 0
Vested	$ 17.24	$ 17.24
Forfeited	$ 4.65	$ 0
Nonvested, ending period	$ 1.96	$ 16.61	$ 16.91
Share-based compensation expense	51,000	848,000	848,000
Unrecognized stock based compensation expense	$ 158,000
Unrecognized stock based compensation expense recognize period	40 months

Offsetting of Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Repo-Net Amount [Member]
Schedule of Liabilities subject to netting agreement [Line Items]
Repurchase Agreement Totals	$ 0	$ 0
Short-term Repurchase Agreements	0	0
Long-term repurchase agreements	0	0
Repo-Gross Recognized Liabilities [Member]
Schedule of Liabilities subject to netting agreement [Line Items]
Repurchase Agreement Totals	113,847	122,090
Short-term Repurchase Agreements	29,847	38,090
Long-term repurchase agreements	84,000	84,000
Gross Amounts Offset [Member]
Schedule of Liabilities subject to netting agreement [Line Items]
Repurchase Agreement Totals	0	0
Short-term Repurchase Agreements	0	0
Long-term repurchase agreements	0	0
Net Amounts Presented [Member]
Schedule of Liabilities subject to netting agreement [Line Items]
Repurchase Agreement Totals	113,847	122,090
Short-term Repurchase Agreements	29,847	38,090
Long-term repurchase agreements	84,000	84,000
Gross Amounts Not Offset [Member]
Schedule of Liabilities subject to netting agreement [Line Items]
Repurchase Agreement Totals	113,847	122,090
Short-term Repurchase Agreements	29,847	38,090
Long-term repurchase agreements	$ 84,000	$ 84,000

Employee Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Employee	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Minimum age criteria for participation in benefit plan	18 years
Contributions to the Plans	$ 70,000	$ 0	$ 0
Number of employees under nonqualified salary continuation plan	1
Defined Contribution Plan period under nonqualified salary continuation plan	10 years
Accrued liability	687,000	826,000
Death benefit under nonqualified salary continuation plan	6,400,000
Cash surrender value of life insurance	3,300,000	2,900,000
Expense for compensation	$ 0	$ 0	$ 0
Waterstone Mortgage [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum age criteria for participation in benefit plan	21 years

Financial Instruments with Off-Balance Sheet Risk (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet risks liability amount		$ 736,000	$ 970,000
Probable losses	0	0	0
Commitments to Extend Credit Under Amortizing Loans [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet risks asset amount	23,101,000	20,836,000	14,259,000
Commitments to Extend Credit Under Home Equity Lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet risks asset amount	16,814,000	17,628,000	21,403,000
Unused Portion of Construction Loans [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet risks asset amount	5,770,000	5,502,000	5,684,000
Unused Portion Of Business Lines Of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet risks asset amount	10,988,000	10,967,000	10,347,000
Standby Letters Of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet risks liability amount	$ 1,159,000	$ 736,000

Employee Stock Ownership Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Service_hour	Dec. 31, 2011	Dec. 31, 2010
Employee Stock Ownership Plan [Abstract]
Minimum employee age	21 years
Minimum employee tenure	12 months
Minimum service hour required for employee stock option plan (in hours)	1,000
Borrowings under stock ownership plan	$ 8,500,000
Amount of share released	one-tenth
Tenure of shares earned	10 years
Compensation expense attributed to the ESOP	306,000	202,000	264,000
Aggregate activity of unearned ESOP shares [Abstract]
Beginning ESOP shares (in shares)	228,453	304,605
Shares committed to be released (in shares)	(76,151)	(76,152)
Unreleased shares (in shares)	152,302	228,453
Fair value of unreleased shares	$ 1,188	$ 432

Derivative Financial Instruments (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Forward Commitments To Sell Mortgage Loans [Member]
Derivative [Line Items]
Aggregate notional amount of derivatives	$ 295,000,000	$ 138,100,000
Cumulative net gain reported as a component of other assets	2,400,000	1,700,000
Interest Rate Lock Commitments [Member]
Derivative [Line Items]
Aggregate notional amount of derivatives	184,000,000	147,900,000
Cumulative net gain reported as a component of other assets	$ 124,000,000	$ 249,000

Earnings (loss) per share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic and diluted earnings per share calculations [Abstract]
Net income (loss)	$ 4,625	$ 2,208	$ 34,914	$ (7,473)	$ (1,854)
Net Income available to unvested restricted stockholders	12	7	113	0	0
Net Income (Loss) available to common stockholders	$ 4,613	$ 2,201	$ 34,801	$ (7,473)	$ (1,854)
Weighted average shares outstanding (in shares)	31,123,857	31,024,139	31,054,825	30,929,415	30,804,063
Effect of dilutive potential common shares (in shares)	210,633	12,572	107,097	0	0
Diluted weighted average shares outstanding (in shares)	31,334,490	31,036,711	31,161,922	30,929,415	30,804,063
Basic loss per share (in dollars per share)	$ 0.15	$ 0.07	$ 1.12	$ (0.24)	$ (0.06)
Diluted loss per share (in dollars per share)	$ 0.15	$ 0.07	$ 1.12	$ (0.24)	$ (0.06)
Nonvested Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Unvested restricted stock and stock options included in dilutive earnings per share (in shares)	228,000	295,000
Antidilutive securities excluded from computation of earnings per share (in shares)			276,000	193,500	356,000
Nonvested Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Unvested restricted stock and stock options included in dilutive earnings per share (in shares)	81,000	105,000
Antidilutive securities excluded from computation of earnings per share (in shares)			101,000	52,200	101,400

Fair Value Measurements, Valuation Techniques (Details) (Pricing Models Valuation Technique [Member], Fair Value, Measurements, Nonrecurring [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Mortgage Banking Derivatives [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Pull Through Rate	100.00%	100.00%
Mortgage Banking Derivatives [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Pull Through Rate	68.70%	68.90%
Impaired Loans, Net [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Discount Rates Applied to Appraisals	30.00%	30.00%
Impaired Loans, Net [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Discount Rates Applied to Appraisals	15.00%	15.00%
Real Estate Owned [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Discount Rates Applied to Appraisals	89.40%	76.50%
Real Estate Owned [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Discount Rates Applied to Appraisals	5.00%	5.00%

Fair Value Measurements, by Balance Sheet Grouping (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 64,114	$ 71,469
Securities available for sale	220,471	205,017
Securities held to maturity		0
Loans held for sale (at fair value)	104,168	133,613	88,283
Loans receivable, net	1,139,665	1,148,107
Federal Home loan Bank Stock, Fair Value Disclosure	20,193	20,193
Cash surrender value of life insurance	38,201	38,061
Real estate owned	30,799	35,974	56,670
Accrued interest receivable	3,952	3,452
Mortgage banking derivative assets	2,364	1,668
Liabilities:
Deposits	917,255	942,118
Advance Payments by Borrowers for Taxes and Insurance, Fair Value Disclosure	7,346	1,672
Borrowings	531,868	537,299
Accrued interest payable	1,651	1,715
Mortgage banking derivative liabilities	124	249
Other Financial Instruments [Abstract]
Stand-by Letters of Credit, Fair Value Disclosure	8	5
Estimate Of Fair Value, Fair Value Disclosure [Member]
Assets
Cash and cash equivalents	64,114	71,649
Securities available for sale	220,471	205,017
Loans held for sale (at fair value)	104,168	133,613
Loans receivable, net	1,124,937	1,133,672
Federal Home loan Bank Stock, Fair Value Disclosure	20,193	20,193
Cash surrender value of life insurance	38,201	38,061
Real estate owned	30,799	35,974
Accrued interest receivable	3,952	3,452
Mortgage banking derivative assets	2,364	1,668
Liabilities:
Deposits	914,919	939,513
Advance Payments by Borrowers for Taxes and Insurance, Fair Value Disclosure	7,346	1,672
Borrowings	479,324	479,888
Accrued interest payable	1,651	1,715
Mortgage banking derivative liabilities	124	249
Other Financial Instruments [Abstract]
Stand-by Letters of Credit, Fair Value Disclosure	8	5
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Assets
Cash and cash equivalents		71,649	80,380
Securities available for sale		205,017	206,519
Securities held to maturity		0	2,648
Loans held for sale (at fair value)		133,613	88,283
Loans receivable, net		1,133,672	1,216,664
Federal Home loan Bank Stock, Fair Value Disclosure		20,193	21,653
Cash surrender value of life insurance		38,061	36,749
Real estate owned		35,974	56,670
Accrued interest receivable		3,452	4,064
Mortgage banking derivative assets		1,668	924
Liabilities:
Deposits		939,513	1,051,292
Advance Payments by Borrowers for Taxes and Insurance, Fair Value Disclosure		1,672	942
Borrowings		479,888	461,138
Accrued interest payable		1,715	2,087
Mortgage banking derivative liabilities		249	397
Other Financial Instruments [Abstract]
Stand-by Letters of Credit, Fair Value Disclosure		5	6
Estimate Of Fair Value, Fair Value Disclosure [Member]
Assets
Cash and cash equivalents			80,380
Securities available for sale			206,519
Securities held to maturity			2,542
Loans held for sale (at fair value)			88,283
Loans receivable, net			1,225,141
Federal Home loan Bank Stock, Fair Value Disclosure			21,653
Cash surrender value of life insurance			36,749
Real estate owned			56,670
Accrued interest receivable			4,064
Mortgage banking derivative assets			924
Liabilities:
Deposits			1,052,663
Advance Payments by Borrowers for Taxes and Insurance, Fair Value Disclosure			942
Borrowings			517,624
Accrued interest payable			2,087
Mortgage banking derivative liabilities			397
Other Financial Instruments [Abstract]
Stand-by Letters of Credit, Fair Value Disclosure			6
Estimate Of Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Cash and cash equivalents	64,114	71,469
Securities available for sale	5,136	5,070
Securities held to maturity		0
Loans held for sale (at fair value)	0	0
Loans receivable, net	0	0
Federal Home loan Bank Stock, Fair Value Disclosure	0	20,193
Cash surrender value of life insurance	38,201	38,061
Real estate owned	0	0
Accrued interest receivable	3,952	3,452
Mortgage banking derivative assets	0	0
Liabilities:
Deposits	202,526	202,593
Advance Payments by Borrowers for Taxes and Insurance, Fair Value Disclosure	7,346	1,672
Borrowings	0	0
Accrued interest payable	1,651	1,715
Mortgage banking derivative liabilities	0	0
Other Financial Instruments [Abstract]
Stand-by Letters of Credit, Fair Value Disclosure	0	0
Estimate Of Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Cash and cash equivalents	0	0
Securities available for sale	215,335	199,947
Securities held to maturity		0
Loans held for sale (at fair value)	104,168	133,613
Loans receivable, net	0	0
Federal Home loan Bank Stock, Fair Value Disclosure	20,193	0
Cash surrender value of life insurance	0	0
Real estate owned	0	0
Accrued interest receivable	0	0
Mortgage banking derivative assets	0	0
Liabilities:
Deposits	714,729	739,525
Advance Payments by Borrowers for Taxes and Insurance, Fair Value Disclosure	0	0
Borrowings	531,868	537,299
Accrued interest payable	0	0
Mortgage banking derivative liabilities	0	0
Other Financial Instruments [Abstract]
Stand-by Letters of Credit, Fair Value Disclosure	0	0
Estimate Of Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Cash and cash equivalents	0	0
Securities available for sale	0	0
Securities held to maturity		0
Loans held for sale (at fair value)	0	0
Loans receivable, net	1,139,665	1,148,107
Federal Home loan Bank Stock, Fair Value Disclosure	0	0
Cash surrender value of life insurance	0	0
Real estate owned	30,799	35,974
Accrued interest receivable	0	0
Mortgage banking derivative assets	2,364	1,668
Liabilities:
Deposits	0	0
Advance Payments by Borrowers for Taxes and Insurance, Fair Value Disclosure	0	0
Borrowings	0	0
Accrued interest payable	0	0
Mortgage banking derivative liabilities	124	249
Other Financial Instruments [Abstract]
Stand-by Letters of Credit, Fair Value Disclosure	$ 8	$ 5

Fair Value Measurements (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale (at fair value)	$ 104,168,000		$ 133,613,000	$ 88,283,000
Real Estate Owned, Fair Value Disclosure	30,799,000		35,974,000	56,670,000
Unrealized holding losses arising during the period [Abstract]
Sales of Available for Sale Securities			(18,009,000)
Loans and Leases Receivable, Impaired, Outstanding Balance	45,300,000		52,500,000	56,000,000
Loans and Leases Receivable, Impaired, Specific Reserve	9,500,000		12,400,000	12,600,000
Real Estate Owned, Change in Fair Value	480,000,000	875,000,000	7,600,000	6,800,000
Securities (Assets) [Member]
Assets measured on recurring basis, unobservable input reconciliation [Roll Forward]
Beginning balance		18,451,000	18,451,000	20,301,000
Unrealized holding losses arising during the period [Abstract]
Included in other comprehensive income			1,023,000	(142,000)
Other than temporary impairment in net loss			(113,000)	(456,000)
Principal repayments			(1,352,000)	(1,252,000)
Sales of Available for Sale Securities			(18,009,000)
Ending balance				18,451,000
Mortgage Banking Derivatives [Member]
Assets measured on recurring basis, unobservable input reconciliation [Roll Forward]
Beginning balance	1,419,000	527,000	527,000	407,000
Unrealized holding losses arising during the period [Abstract]
Mortgage derivative gain, net	821,000		892,000	120,000
Ending balance	2,240,000		1,419,000	527,000
Estimate Of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale (at fair value)	104,168,000		133,613,000
Real Estate Owned, Fair Value Disclosure	30,799,000		35,974,000
Fair Value, Measurements, Recurring [Member] | Estimate Of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage-backed securities	114,076,000		119,056,000	35,417,000
Collateralized mortgage obligations, Government sponsored enterprise bonds	26,092,000		29,579,000	33,196,000
Collateralized Mortgage Obligations, Private-label issued				18,451,000
Government sponsored enterprise bonds	10,021,000		8,017,000	71,349,000
Municipal securities	58,729,000		37,371,000	39,068,000
Other debt securities	5,136,000		5,070,000	5,118,000
Certificates of deposit	6,417,000		5,924,000	3,920,000
Loans held for sale (at fair value)	104,168,000		133,613,000	88,283,000
Mortgage Banking Derivative Assets	2,364,000		1,668,000	924,000
Mortgage Banking Derivatives Liabilities	124,000		249,000	397,000
Impaired Loans, Fair Value Disclosure			40,071,000	43,432,000
Real Estate Owned, Fair Value Disclosure			35,974,000	56,670,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage-backed securities	0		0
Collateralized mortgage obligations, Government sponsored enterprise bonds	0		0
Government sponsored enterprise bonds	0		0
Municipal securities	0		0
Other debt securities	5,136,000		5,070,000	5,118,000
Certificates of deposit	0		0
Loans held for sale (at fair value)	0		0
Mortgage Banking Derivative Assets	0		0
Mortgage Banking Derivatives Liabilities	0		0
Impaired Loans, Fair Value Disclosure			0	0
Real Estate Owned, Fair Value Disclosure			0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage-backed securities	114,076,000		119,056,000	35,417,000
Collateralized mortgage obligations, Government sponsored enterprise bonds	26,092,000		29,579,000	33,196,000
Government sponsored enterprise bonds	10,021,000		8,017,000	71,349,000
Municipal securities	58,729,000		37,371,000	39,068,000
Other debt securities	0		0
Certificates of deposit	6,417,000		5,924,000	3,920,000
Loans held for sale (at fair value)	104,168,000		133,613,000	88,283,000
Mortgage Banking Derivative Assets	0		0
Mortgage Banking Derivatives Liabilities	0		0
Impaired Loans, Fair Value Disclosure			0	0
Real Estate Owned, Fair Value Disclosure			0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage-backed securities	0		0
Collateralized mortgage obligations, Government sponsored enterprise bonds	0		0
Collateralized Mortgage Obligations, Private-label issued				18,451,000
Government sponsored enterprise bonds	0		0
Municipal securities	0		0
Other debt securities	0		0
Certificates of deposit	0		0
Loans held for sale (at fair value)	0		0
Mortgage Banking Derivative Assets	2,364,000		1,668,000	924,000
Mortgage Banking Derivatives Liabilities	124,000		249,000	397,000
Impaired Loans, Fair Value Disclosure			40,071,000	43,432,000
Real Estate Owned, Fair Value Disclosure			35,974,000	56,670,000
Fair Value, Measurements, Nonrecurring [Member] | Estimate Of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans, Fair Value Disclosure	35,803,000		40,071,000	43,432,000
Real Estate Owned, Fair Value Disclosure	30,799,000		35,974,000	56,670,000
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans, Fair Value Disclosure	0		0
Real Estate Owned, Fair Value Disclosure	0		0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans, Fair Value Disclosure	0		0
Real Estate Owned, Fair Value Disclosure	0		0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans, Fair Value Disclosure	35,803,000		40,071,000	43,432,000
Real Estate Owned, Fair Value Disclosure	$ 30,799,000		$ 35,974,000	$ 56,670,000

Condensed Parent Company Only Statements (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 64,114		$ 71,469	$ 80,380
Securities available for sale (at fair value)	220,471		205,017	206,519
Total assets	1,628,754	1,698,902	1,661,076	1,712,851	1,808,966
Liabilities:
Other liabilities	20,060		37,369	33,107
Shareholders' equity:
Preferred Stock (par value $.01 per share) Authorized - 20,000,000 shares, no shares issued	0		0	0
Common stock (par value $.01 per share) Authorized - 200,000,000 shares in 2013, 2012 and 2011 Issued - 34,072,909 in 2013 and 2012 and 33,974,450 in 2011 Outstanding - 31,348,556 in 2013 and 2012 and 31,250,097 in 2011	341		341	340
Additional paid-in-capital	110,458		110,490	110,894
Retained earnings	141,112		136,487	101,573
Unearned ESOP shares	(1,494)		(1,708)	(2,562)
Treasury shares (2,724,353 shares), at cost	(45,261)		(45,261)	(45,261)
Accumulated other comprehensive loss (net of taxes)	1,949		2,285	1,388
Total shareholders' equity	207,105	168,860	202,634	166,372	172,220	168,592
Total liabilities and shareholders' equity	1,628,754		1,661,076	1,712,851
Preferred stock - par value (in dollars per share)	$ 0.01		$ 0.01	$ 0.01
Preferred stock - shares authorized (in shares)	20,000,000		20,000,000	20,000,000
Preferred stock - shares issued (in shares)	0		0	0
Common stock - par value (in dollars per share)	$ 0.01		$ 0.01	$ 0.01
Common stock - shares authorized (in shares)	200,000,000		200,000,000	200,000,000
Common stock - shares issued (in shares)	34,072,909		34,072,909	33,974,450
Common stock - shares outstanding (in shares)	31,348,556		31,348,556	31,250,097
Treasury shares (in shares)	2,724,353		2,724,353	2,724,353
Statements of Operations [Abstract]
Total interest income	16,186	18,142	69,846	79,352	89,933
Net interest income	10,146	10,426	41,945	46,516	49,664
Compensation	16,482	10,637	63,507	39,159	36,323
Professional fees	405	426	2,109	1,648	1,689
Other expense	2,545	3,112	11,971	7,394	6,384
Total noninterest expenses	23,871	19,515	102,138	74,579	64,627
Income (loss) before income taxes	7,548	2,238	22,710	(6,911)	(1,802)
Income taxes (benefits)	2,923	30	(12,204)	562	52
Net income (loss)	4,625	2,208	34,914	(7,473)	(1,854)
Cash flows from operating activities [Abstract]
Net income (loss)	4,625	2,208	34,914	(7,473)	(1,854)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of unearned ESOP shares	150	44	306	202	264
Stock based compensation	32	40	145	1,593	1,659
Deferred income taxes	1,671	0	(16,895)	(735)	0
Change in other assets and liabilities	(2,319)	(1,232)	(2,963)	2,477	(1,943)
Net cash provided by operating actitivies	30,039	573	(8,137)	35,090	(13,128)
Investing activities:
Net cash (used in) provided by investing activities	(6,169)	8,345	91,525	61,454	85,892
Net cash used by financing activities	(31,225)	(13,691)	(92,299)	(91,495)	(68,553)
Decrease in cash and cash equivalents	(7,355)	(4,773)	(8,911)	5,049	4,211
Cash and cash equivalents at beginning of period	71,469	80,380	80,380	75,331	71,120
Cash and cash equivalents at end of period	64,114	75,607	71,469	80,380	75,331
Parent Company [Member]
Assets
Cash and cash equivalents			337	521
Securities available for sale (at fair value)			5,070	5,118
Investment in subsidiaries			195,451	160,933
Other assets			1,926	21
Total assets			202,784	166,593
Liabilities:
Other liabilities			150	221
Shareholders' equity:
Preferred Stock (par value $.01 per share) Authorized - 20,000,000 shares, no shares issued			0	0
Common stock (par value $.01 per share) Authorized - 200,000,000 shares in 2013, 2012 and 2011 Issued - 34,072,909 in 2013 and 2012 and 33,974,450 in 2011 Outstanding - 31,348,556 in 2013 and 2012 and 31,250,097 in 2011			341	340
Additional paid-in-capital			110,490	110,894
Retained earnings			136,487	101,573
Unearned ESOP shares			(1,708)	(2,562)
Treasury shares (2,724,353 shares), at cost			(45,261)	(45,261)
Accumulated other comprehensive loss (net of taxes)			2,285	1,388
Total shareholders' equity			202,634	166,372
Total liabilities and shareholders' equity			202,784	166,593
Preferred stock - par value (in dollars per share)			$ 0.01	$ 0.01
Preferred stock - shares authorized (in shares)			20,000,000	20,000,000
Preferred stock - shares issued (in shares)			0	0
Common stock - par value (in dollars per share)			$ 0.01	$ 0.01
Common stock - shares authorized (in shares)			200,000,000	200,000,000
Common stock - shares issued (in shares)			34,072,909	33,974,450
Common stock - shares outstanding (in shares)			31,348,556	31,250,097
Treasury shares (in shares)			2,724,353	2,724,353
Statements of Operations [Abstract]
Total interest income			644	669	715
Equity in loss of subsidiaries			33,448	(8,250)	(2,790)
Net interest income			34,092	(7,581)	(2,075)
Compensation			(523)	(605)	(541)
Professional fees			3	57	40
Other expense			279	440	280
Total noninterest expenses			(241)	(108)	(221)
Income (loss) before income taxes			34,333	(7,473)	(1,854)
Income taxes (benefits)			(581)	0	0
Net income (loss)			34,914	(7,473)	(1,854)
Cash flows from operating activities [Abstract]
Net income (loss)			34,914	(7,473)	(1,854)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of unearned ESOP shares			306	202	264
Stock based compensation			145	1,593	1,659
Deferred income taxes			(954)	(71)	319
Equity in earnings of subsidiaries			(33,448)	8,250	2,790
Change in other assets and liabilities			(1,147)	(1,537)	(2,067)
Net cash provided by operating actitivies			(184)	964	1,111
Investing activities:
Capital contributions to subsidiary			0	(1,000)	(1,000)
Net cash (used in) provided by investing activities			0	(1,000)	(1,000)
Net cash used by financing activities			0	0	0
Decrease in cash and cash equivalents			(184)	(36)	111
Cash and cash equivalents at beginning of period		521	521	557	446
Cash and cash equivalents at end of period			$ 337	$ 521	$ 557

Segment and Related Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012 Segment	Dec. 31, 2011 Segment	Dec. 31, 2010 Segment
Segment Reporting [Abstract]
Number of operating segments			2	2	1
Segment Reporting Information [Line Items]
Net interest income	$ 10,146	$ 10,426	$ 41,945	$ 46,516	$ 49,664
Provision for loan losses	1,760	3,675	8,300	22,077	25,832
Net interest income after provision for loan losses	8,386	6,751	33,645	24,439	23,832
Total noninterest income	23,033	15,002	91,203	43,229	38,993
Noninterest expenses [Abstract]
Compensation, payroll taxes, and other employee benefits	16,482	10,637	63,507	39,159	36,323
Occupancy, office furniture, and equipment	1,916	1,721	6,968	6,488	5,762
FDIC insurance premiums	673	941	3,390	3,814	4,353
Real estate owned	141	1,435	8,746	12,140	6,583
Other	4,659	4,781	19,527	12,978	11,606
Total noninterest expenses	23,871	19,515	102,138	74,579	64,627
Income (loss) before income tax	7,548	2,238	22,710	(6,911)	(1,802)
Income tax expense (benefit)	2,923	30	(12,204)	562	52
Net income (loss)	4,625	2,208	34,914	(7,473)	(1,854)
Total assets	1,628,754	1,698,902	1,661,076	1,712,851	1,808,966
Mortgage Banking [Member]
Segment Reporting Information [Line Items]
Net interest income	86	54	470	406	641
Provision for loan losses	60	75	50	117	279
Net interest income after provision for loan losses	26	(21)	420	289	362
Total noninterest income	22,406	14,228	87,944	40,798	35,698
Noninterest expenses [Abstract]
Compensation, payroll taxes, and other employee benefits	13,270	7,727	50,748	26,929	23,478
Occupancy, office furniture, and equipment	1,083	931	3,856	3,226	2,449
FDIC insurance premiums	0	0	0	0	0
Real estate owned	0	0	0	0	0
Other	3,656	3,497	14,517	7,883	6,034
Total noninterest expenses	18,009	12,155	69,121	38,038	31,961
Income (loss) before income tax	4,423	2,052	19,243	3,049	4,099
Income tax expense (benefit)	1,782	824	7,724	1,395	1,606
Net income (loss)	2,641	1,228	11,519	1,654	2,493
Total assets	119,725	101,578	147,699	100,177	108,928
Community Banking [Member]
Segment Reporting Information [Line Items]
Net interest income	9,936	10,247	40,973	45,611	48,521
Provision for loan losses	1,700	3,600	8,250	21,960	25,553
Net interest income after provision for loan losses	8,236	6,647	32,723	23,651	22,968
Total noninterest income	639	774	3,259	2,431	3,295
Noninterest expenses [Abstract]
Compensation, payroll taxes, and other employee benefits	3,291	3,127	13,424	13,006	13,600
Occupancy, office furniture, and equipment	833	790	3,112	3,262	3,313
FDIC insurance premiums	673	941	3,390	3,814	4,353
Real estate owned	141	1,435	8,746	12,140	6,583
Other	960	1,218	4,728	4,598	5,251
Total noninterest expenses	5,898	7,511	33,400	36,820	33,100
Income (loss) before income tax	2,977	(90)	2,582	(10,738)	(6,837)
Income tax expense (benefit)	1,116	(794)	(19,347)	(833)	(1,554)
Net income (loss)	1,861	704	21,929	(9,905)	(5,283)
Total assets	1,558,139	1,654,117	1,589,314	1,669,231	1,770,912
Holding Company and Other [Member]
Segment Reporting Information [Line Items]
Net interest income	124	125	502	499	502
Provision for loan losses	0	0	0	0	0
Net interest income after provision for loan losses	124	125	502	499	502
Total noninterest income	(12)	0	0	0	0
Noninterest expenses [Abstract]
Compensation, payroll taxes, and other employee benefits	(79)	(217)	(665)	(776)	(755)
Occupancy, office furniture, and equipment	0	0	0	0	0
FDIC insurance premiums	0	0	0	0	0
Real estate owned	0	0	0	0	0
Other	43	66	282	497	321
Total noninterest expenses	(36)	(151)	(383)	(279)	(434)
Income (loss) before income tax	148	276	885	778	936
Income tax expense (benefit)	25	0	(581)	0	0
Net income (loss)	123	276	1,466	778	936
Total assets	$ (49,110)	$ (56,793)	$ (75,937)	$ (56,557)	$ (70,874)